UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-08457

Exact name of registrant as specified in charter:	Delaware Group® Foundation Funds®

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2013

Item 1. Reports to Stockholders

Semiannual Report

Delaware Foundation Funds®	March 31, 2013

Delaware
Foundation® Equity Fund

Delaware Foundation
Growth Allocation Fund
Multi-asset mutual funds

Delaware Foundation Moderate Allocation Fund Delaware Foundation Conservative Allocation Fund

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectuses and, if available, their summary prospectuses, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawareinvestments.com/edelivery.

Table of contents

> Disclosure of Fund expenses	1

> Security type/sector allocations, top 10 equity holdings and country allocations	3

> Statements of net assets	11

> Statements of operations	88

> Statements of changes in net assets	90

> Financial highlights	94

> Notes to financial statements	113

> About the organization	129

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Foundation Funds® are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Funds, the repayment of capital from the Funds, or any particular rate of return.

Unless otherwise noted, views expressed herein are current as of March 31, 2013, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Funds’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2013 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses

For the six-month period from October 1, 2012 to March 31, 2013 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Oct. 1, 2012 to March 31, 2013.

Actual Expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

Delaware Foundation® Equity Fund
expense analysis of an investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	10/1/12 to
	10/1/12	3/31/13	Ratio	3/31/13*
Actual Fund return†
Class A	$1,000.00	$1,109.20	1.19%	$6.26
Class C	1,000.00	1,105.70	1.94%	10.18
Class R	1,000.00	1,107.80	1.44%	7.57
Institutional Class	1,000.00	1,110.70	0.94%	4.95
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.00	1.19%	$5.99
Class C	1,000.00	1,015.26	1.94%	9.75
Class R	1,000.00	1,017.75	1.44%	7.24
Institutional Class	1,000.00	1,020.24	0.94%	4.73

Delaware Foundation Growth Allocation Fund
expense analysis of an investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	10/1/12 to
	10/1/12	3/31/13	Ratio	3/31/13*
Actual Fund return†
Class A	$1,000.00	$1,084.60	1.15%	$5.98
Class B	1,000.00	1,084.20	1.15%	5.98
Class C	1,000.00	1,080.80	1.90%	9.86
Class R	1,000.00	1,083.50	1.40%	7.27
Institutional Class	1,000.00	1,085.60	0.90%	4.68
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.20	1.15%	$5.79
Class B	1,000.00	1,019.20	1.15%	5.79
Class C	1,000.00	1,015.46	1.90%	9.55
Class R	1,000.00	1,017.95	1.40%	7.04
Institutional Class	1,000.00	1,020.44	0.90%	4.53

(continues)       1

Disclosure of Fund expenses

Delaware Foundation® Moderate Allocation Fund
expense analysis of an investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	10/1/12 to
	10/1/12	3/31/13	Ratio	3/31/13*
Actual Fund return†
Class A	$1,000.00	$1,066.50	1.13%	$5.82
Class B	1,000.00	1,066.50	1.78%	9.17
Class C	1,000.00	1,061.70	1.90%	9.77
Class R	1,000.00	1,064.30	1.40%	7.21
Institutional Class	1,000.00	1,066.80	0.90%	4.64
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.30	1.13%	$5.69
Class B	1,000.00	1,016.06	1.78%	8.95
Class C	1,000.00	1,015.46	1.90%	9.55
Class R	1,000.00	1,017.95	1.40%	7.04
Institutional Class	1,000.00	1,020.44	0.90%	4.53

Delaware Foundation Conservative Allocation Fund
expense analysis of an investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	10/1/12 to
	10/1/12	3/31/13	Ratio	3/31/13*
Actual Fund return†
Class A	$1,000.00	$1,045.20	1.13%	$5.76
Class B	1,000.00	1,045.80	1.13%	5.76
Class C	1,000.00	1,042.20	1.88%	9.57
Class R	1,000.00	1,043.90	1.38%	7.03
Institutional Class	1,000.00	1,047.30	0.88%	4.49
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.30	1.13%	$5.69
Class B	1,000.00	1,019.30	1.13%	5.69
Class C	1,000.00	1,015.56	1.88%	9.45
Class R	1,000.00	1,018.05	1.38%	6.94
Institutional Class	1,000.00	1,020.54	0.88%	4.43

*“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type/sector allocations,
top 10 equity holdings and country allocations

Delaware Foundation® Equity Fund
As of March 31, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Percentage
Security type/sector	of net assets
Common Stock	97.32%
U.S. Markets	56.07%
Consumer Discretionary	5.23%
Consumer Staples	5.39%
Energy	5.83%
Financials	9.64%
Healthcare	7.52%
Industrials	5.09%
Information Technology	12.66%
Materials	1.50%
Telecommunication Services	2.15%
Utilities	1.06%
Developed Markets	29.76%
Consumer Discretionary	4.92%
Consumer Staples	4.62%
Energy	1.62%
Financials	3.48%
Healthcare	4.34%
Industrials	4.85%
Information Technology	1.16%
Materials	3.57%
Telecommunication Services	0.89%
Utilities	0.31%
Emerging Markets	11.49%
Consumer Discretionary	0.64%
Consumer Staples	1.38%
Energy	2.03%
Financials	1.76%
Industrials	0.74%
Information Technology	1.84%
Materials	1.16%
Telecommunication Services	1.94%
Exchange-Traded Funds	1.33%
Warrant	0.03%
Short-Term Investments	3.18%
Total Value of Securities	101.86%
Liabilities Net of Receivables and Other Assets	(1.86%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 equity holdings	of net assets
Apple	1.11%
Toyota Motor	1.05%
QUALCOMM	1.04%
EOG Resources	0.96%
Visa Class A	0.92%
Chevron	0.90%
Celgene	0.87%
Pfizer	0.86%
iShares MSCI Japan Index Fund	0.86%
AT&T	0.79%

(continues)       3

Security type/sector allocations,
top 10 equity holdings and country allocations

Delaware Foundation® Equity Fund

Percentage
*Country/market	of net assets
Developed Markets	29.76%
Australia	1.24%
Belgium	0.32%
Bermuda	0.02%
Canada	1.35%
Denmark	1.10%
Finland	0.08%
France	4.55%
Germany	2.26%
Hong Kong	0.99%
Ireland	0.16%
Israel	0.69%
Italy	0.35%
Japan	5.41%
Luxembourg	0.06%
Netherlands	0.73%
New Zealand	0.08%
Norway	0.44%
Spain	0.28%
Sweden	1.03%
Switzerland	3.45%
United Kingdom	5.17%
Emerging Markets	11.49%
Brazil	2.30%
China	1.35%
India	0.58%
Indonesia	0.08%
Malaysia	0.14%
Mexico	1.06%
Poland	0.14%
Republic of Korea	2.68%
Russia	1.09%
South Africa	0.78%
Taiwan	0.74%
Thailand	0.43%
Turkey	0.12%
U.S. Markets	57.43%
Total	98.68%

*Allocation includes all investments except for short-term investments.

Delaware Foundation® Growth Allocation Fund
As of March 31, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Percentage
Security type/sector	of net assets
Common Stock	78.59%
U.S. Markets	44.34%
Consumer Discretionary	4.12%
Consumer Staples	3.90%
Energy	4.73%
Financials	7.93%
Healthcare	6.02%
Industrials	3.84%
Information Technology	10.08%
Materials	1.19%
Telecommunication Services	1.74%
Utilities	0.79%
Developed Markets	25.50%
Consumer Discretionary	4.22%
Consumer Staples	3.91%
Energy	1.33%
Financials	3.09%
Healthcare	3.64%
Industrials	4.62%
Information Technology	0.95%
Materials	2.79%
Telecommunication Services	0.70%
Utilities	0.25%
Emerging Markets	8.75%
Consumer Discretionary	0.51%
Consumer Staples	1.13%
Energy	1.56%
Financials	1.37%
Industrials	0.52%
Information Technology	1.40%
Materials	0.82%
Telecommunication Services	1.44%
Convertible Preferred Stock	0.21%
Exchange-Traded Fund	0.05%
Agency Collateralized Mortgage Obligations	0.29%
Agency Mortgage-Backed Securities	3.06%
Commercial Mortgage-Backed Securities	0.38%
Convertible Bonds	0.85%
Corporate Bonds	8.71%
Banking	0.71%
Basic Industry	0.73%
Brokerage	0.06%
Capital Goods	0.15%
Consumer Cyclical	0.56%
Consumer Non-Cyclical	0.70%
Energy	1.63%
Financials	0.76%
Insurance	0.36%
Media	0.36%
Real Estate	0.43%
Services	0.23%
Technology	0.26%
Telecommunications	0.76%
Transportation	0.14%
Utilities	0.87%
Non-Agency Asset-Backed Securities	0.21%
Non-Agency Collateralized Mortgage Obligations	0.02%
Regional Bonds	0.37%
Senior Secured Loans	1.50%
Sovereign Bonds	1.64%
Supranational Banks	0.07%
U.S. Treasury Obligations	0.90%
Preferred Stock	0.11%
Warrant	0.03%
Option Purchased	0.00%
Short-Term Investments	5.31%
Total Value of Securities	102.30%
Liabilities Net of Receivables and Other Assets	(2.30%)
Total Net Assets	100.00%

(continues)       5

Security type/sector allocations,
top 10 equity holdings and country allocations

Delaware Foundation® Growth Allocation Fund

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 equity holdings	of net assets
Apple	0.87%
QUALCOMM	0.84%
Toyota Motor	0.81%
EOG Resources	0.79%
Visa Class A	0.78%
Celgene	0.70%
Chevron	0.68%
Pfizer	0.66%
Crown Castle International	0.66%
MasterCard Class A	0.65%

Percentage
*Country/market	of net assets
Developed Markets	27.48%
Australia	1.48%
Belgium	0.29%
Bermuda	0.09%
Canada	1.40%
Cayman Islands	0.29%
Denmark	0.92%
Finland	0.10%
France	3.74%
Germany	1.88%
Hong Kong	0.81%
Ireland	0.17%
Israel	0.54%
Italy	0.39%
Japan	5.17%
Luxembourg	0.19%
Netherlands	0.67%
New Zealand	0.07%
Norway	0.37%
Panama	0.03%
Singapore	0.29%
Spain	0.30%
Sweden	0.85%
Switzerland	2.89%
United Kingdom	4.55%
Emerging Markets	10.54%
Argentina	0.04%
Brazil	1.59%
China	1.26%
Columbia	0.12%
India	0.76%
Indonesia	0.28%
Jersey	0.02%
Liberia	0.02%
Malaysia	0.13%
Mexico	1.05%
Peru	0.08%
Philippines	0.14%
Poland	0.26%
Russia	0.85%
South Africa	0.69%
South Korea	2.00%
Taiwan	0.49%
Thailand	0.32%
Turkey	0.18%
Uruguay	0.03%
Venezuela	0.23%
Supranational	0.07%
U.S. Markets	58.90%
Total	96.99%

*Allocation includes all investments except for short-term investments.

Delaware Foundation® Moderate Allocation Fund
As of March 31, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Percentage
Security type/sector	of net assets
Common Stock	59.31%
U.S. Markets	33.44%
Consumer Discretionary	3.09%
Consumer Staples	2.95%
Energy	3.55%
Financials	6.05%
Healthcare	4.52%
Industrials	2.88%
Information Technology	7.61%
Materials	0.89%
Telecommunication Services	1.31%
Utilities	0.59%
Developed Markets	19.23%
Consumer Discretionary	3.18%
Consumer Staples	2.95%
Energy	1.00%
Financials	2.33%
Healthcare	2.75%
Industrials	3.48%
Information Technology	0.71%
Materials	2.11%
Telecommunication Services	0.53%
Utilities	0.19%
Emerging Markets	6.64%
Consumer Discretionary	0.40%
Consumer Staples	0.87%
Energy	1.21%
Financials	1.06%
Industrials	0.40%
Information Technology	0.99%
Materials	0.62%
Telecommunication Services	1.09%
Convertible Preferred Stock	0.41%
Exchange-Traded Fund	0.05%
Agency Asset-Backed Securities	0.02%
Agency Collateralized Mortgage Obligations	0.26%
Agency Mortgage-Backed Securities	6.03%
Commercial Mortgage-Backed Securities	1.34%
Convertible Bonds	1.64%
Corporate Bonds	19.43%
Banking	2.14%
Basic Industry	1.63%
Brokerage	0.18%
Capital Goods	0.37%
Consumer Cyclical	1.26%
Consumer Non-Cyclical	1.80%
Energy	3.13%
Financials	1.08%
Insurance	0.68%
Media	0.86%
Real Estate	0.89%
Services	0.47%
Technology	0.90%
Telecommunications	2.12%
Transportation	0.23%
Utilities	1.69%
Municipal Bond	0.06%
Non-Agency Asset-Backed Securities	0.48%
Non-Agency Collateralized Mortgage Obligations	0.09%
Regional Bonds	0.61%
Senior Secured Loans	2.89%
Sovereign Bonds	2.96%
Supranational Banks	0.14%
U.S. Treasury Obligations	1.55%
Preferred Stock	0.35%
Warrant	0.02%
Options Purchased	0.00%
Short-Term Investments	6.94%
Total Value of Securities	104.58%
Liabilities Net of Receivables and Other Assets	(4.58%)
Total Net Assets	100.00%

(continues)       7

Security type/sector allocations,
top 10 equity holdings and country allocations

Delaware Foundation® Moderate Allocation Fund

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 equity holdings	of net assets
Apple	0.67%
QUALCOMM	0.64%
Toyota Motor	0.61%
EOG Resources	0.60%
Visa Class A	0.59%
Celgene	0.53%
Chevron	0.51%
Crown Castle International	0.50%
MasterCard Class A	0.50%
Kinder Morgan	0.50%

Percentage
*Country/market	of net assets
Developed Markets	24.70%
Australia	1.50%
Austria	0.05%
Belgium	0.22%
Bermuda	0.34%
Canada	1.81%
Cayman Islands	0.50%
Denmark	0.70%
Finland	0.11%
France	3.10%
Germany	1.42%
Hong Kong	0.61%
Ireland	0.49%
Israel	0.41%
Italy	0.29%
Japan	3.89%
Luxembourg	0.47%
Netherlands	0.83%
New Zealand	0.05%
Norway	0.35%
Panama	0.09%
Qatar	0.06%
Singapore	0.32%
Spain	0.31%
Sweden	0.64%
Switzerland	2.12%
United Kingdom	4.02%
Emerging Markets	10.77%
Argentina	0.03%
Brazil	1.68%
British Virgin Islands	0.06%
Chile	0.09%
China	0.99%
Columbia	0.29%
India	0.57%
Indonesia	0.60%
Jersey	0.03%
Liberia	0.03%
Malaysia	0.11%
Mexico	1.33%
Nigeria	0.02%
Peru	0.14%
Philippines	0.10%
Poland	0.38%
Republic of Korea	1.55%
Russia	0.69%
South Africa	0.68%
Sri Lanka	0.05%
Taiwan	0.35%
Thailand	0.28%
Turkey	0.37%
Uruguay	0.06%
Venezuela	0.29%
Supranational	0.14%
U.S. Markets	62.03%
Total	97.64%

*Allocation includes all investments except for short-term investments.

Delaware Foundation® Conservative Allocation Fund
As of March 31, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Percentage
Security type/sector	of net assets
Common Stock	39.20%
U.S. Markets	22.23%
Consumer Discretionary	2.03%
Consumer Staples	2.01%
Energy	2.37%
Financials	4.02%
Healthcare	2.98%
Industrials	1.91%
Information Technology	5.06%
Materials	0.59%
Telecommunication Services	0.87%
Utilities	0.39%
Developed Markets	12.73%
Consumer Discretionary	2.09%
Consumer Staples	1.96%
Energy	0.66%
Financials	1.54%
Healthcare	1.85%
Industrials	2.29%
Information Technology	0.47%
Materials	1.40%
Telecommunication Services	0.34%
Utilities	0.13%
Emerging Markets	4.24%
Consumer Discretionary	0.26%
Consumer Staples	0.55%
Energy	0.77%
Financials	0.67%
Industrials	0.25%
Information Technology	0.66%
Materials	0.38%
Telecommunication Services	0.70%
Convertible Preferred Stock	0.51%
Exchange-Traded Fund	0.04%
Agency Collateralized Mortgage Obligations	0.49%
Agency Mortgage-Backed Securities	9.08%
Commercial Mortgage-Backed Securities	1.66%
Convertible Bonds	2.06%
Corporate Bonds	28.28%
Banking	2.43%
Basic Industry	2.51%
Brokerage	0.31%
Capital Goods	0.47%
Consumer Cyclical	1.72%
Consumer Non-Cyclical	3.22%
Energy	4.79%
Financials	1.60%
Insurance	0.94%
Media	1.24%
Real Estate	1.18%
Services	0.71%
Technology	1.15%
Telecommunications	2.63%
Transportation	0.34%
Utilities	3.04%
Non-Agency Asset-Backed Securities	0.76%
Non-Agency Collateralized Mortgage Obligations	0.09%
Regional Bonds	0.85%
Senior Secured Loans	4.33%
Sovereign Bonds	3.99%
Supranational Banks	0.18%
U.S. Treasury Obligations	3.41%
Preferred Stock	0.40%
Warrant	0.01%
Option Purchased	0.00%
Short-Term Investments	11.93%
Total Value of Securities	107.27%
Liabilities Net of Receivables and Other Assets	(7.27%)
Total Net Assets	100.00%

(continues)       9

Security type/sector allocations,
top 10 equity holdings and country allocations

Delaware Foundation® Conservative Allocation Fund

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 equity holdings	of net assets
Apple	0.44%
QUALCOMM	0.43%
EOG Resources	0.40%
Toyota Motor	0.40%
Visa Class A	0.40%
Celgene	0.35%
Chevron	0.34%
MasterCard Class A	0.34%
Crown Castle International	0.34%
Kinder Morgan	0.33%

Percentage
*Country/markets	of net assets
Developed Markets	20.70%
Australia	1.49%
Austria	0.13%
Belgium	0.15%
Bermuda	0.39%
Canada	1.91%
Cayman Islands	1.00%
Denmark	0.46%
Finland	0.12%
France	2.43%
Germany	0.94%
Hong Kong	0.40%
Ireland	0.60%
Israel	0.27%
Italy	0.27%
Japan	2.54%
Luxembourg	0.74%
Netherlands	1.07%
New Zealand	0.04%
Norway	0.29%
Panama	0.08%
Singapore	0.14%
Spain	0.34%
Sweden	0.42%
Switzerland	1.45%
United Kingdom	3.03%
Emerging Markets	9.91%
Argentina	0.02%
Brazil	1.38%
British Virgin Islands	0.13%
Chile	0.12%
China	0.63%
Columbia	0.38%
India	0.37%
Indonesia	0.78%
Jersey	0.04%
Liberia	0.05%
Malaysia	0.09%
Mexico	1.60%
Peru	0.19%
Philippines	0.03%
Poland	0.50%
Russia	0.46%
South Africa	0.66%
South Korea	1.15%
Taiwan	0.22%
Thailand	0.28%
Turkey	0.44%
Uruguay	0.08%
Venezuela	0.31%
Supranational	0.18%
U.S. Markets	64.55%
Total	95.34%

*Allocation includes all investments except for short-term investments.

Statements of net assets

Delaware Foundation® Equity Fund
March 31, 2013 (Unaudited)

		Number of	Value
		Shares	(U.S. $)
Common Stock – 97.32%
U.S. Markets – 56.07%
Consumer Discretionary – 5.23%
†	AFC Enterprises	44	$1,599
†	BorgWarner	12	928
†	Buffalo Wild Wings	11	963
	CEC Entertainment	23	753
	Cheesecake Factory	25	965
	Cinemark Holdings	50	1,472
	Comcast Special Class	125	4,953
	Cooper Tire & Rubber	47	1,206
	DSW Class A	30	1,914
†	Express	47	837
	Ford Motor	216	2,840
†	G-III Apparel Group	31	1,243
†	Iconix Brand Group	61	1,578
†	Jack in the Box	41	1,418
	Johnson Controls	303	10,626
	Jones Group	27	343
†	Jos. A Bank Clothiers	27	1,077
†	Liberty Interactive Class A	573	12,251
	Lowe’s	244	9,252
	Macy’s	66	2,761
†	Madden (Steven)	30	1,294
	McDonald’s	43	4,287
	National CineMedia	48	757
	NIKE Class B	113	6,668
	Nordstrom	45	2,485
	Perry Ellis International	47	855
†	priceline.com	16	11,007
	Regal Entertainment Group Class A	73	1,217
†	Sally Beauty Holdings	166	4,877
†	SHFL Entertainment	78	1,292
	Starbucks	50	2,848
	Target	44	3,012
†	Tenneco	33	1,297
	Viacom Class B	23	1,416
			102,291
Consumer Staples – 5.39%
	Archer-Daniels-Midland	448	15,111
	Avon Products	637	13,205
	Casey’s General Stores	25	1,458
	Coca-Cola	36	1,456
	CVS Caremark	256	14,077
	General Mills	66	3,254
	J&J Snack Foods	13	1,000
	Kimberly-Clark	33	3,233
	Kraft Foods Group	206	10,615
	Mondelez International Class A	232	7,102
	PepsiCo	60	4,747
†	Prestige Brands Holdings	41	1,053
	Procter & Gamble	84	6,473
	Safeway	273	7,194
†	Susser Holdings	32	1,636
	Walgreen	291	13,875
			105,489
Energy – 5.83%
†	Bonanza Creek Energy	33	1,276
	Bristow Group	10	659
†	C&J Energy Services	33	756
†	Carrizo Oil & Gas	39	1,005
	Chevron	149	17,704
	ConocoPhillips	167	10,037
†	Diamondback Energy	13	349
	EOG Resources	146	18,697
	Exxon Mobil	63	5,677
	Halliburton	233	9,416
	Hess	10	716
†	Key Energy Services	95	768
	Kinder Morgan	391	15,124
†	Kodiak Oil & Gas	63	573
	Lufkin Industries	16	1,062
	Marathon Oil	341	11,499
	National Oilwell Varco	29	2,052
	Occidental Petroleum	118	9,248
†	Pioneer Energy Services	107	883
†	RigNet	43	1,072
†	Rosetta Resources	24	1,142
	Schlumberger	59	4,419
			114,134
Financials – 9.64%
	AFLAC	57	2,965
	Allstate	206	10,108
	American Campus Communities	14	635
	American Equity Investment Life Holding	91	1,355
	American Tower	8	615
	Ameriprise Financial	35	2,578
	AMERISAFE	21	746
	Apartment Investment & Management	31	950
	AvalonBay Communities	11	1,393
	Bank of New York Mellon	350	9,797
	BBCN Bancorp	59	771
	BlackRock	16	4,110
	Boston Properties	22	2,223
	BRE Properties	7	341
	Camden Property Trust	21	1,442
†	Capital Bank Financial	43	738
	Capital One Financial	55	3,022
	Cardinal Financial	69	1,254
	CBL & Associates Properties	31	732
	City Holding	26	1,035
	CME Group	104	6,385
	Colonial Properties Trust	30	678
	Corporate Office Properties Trust	30	800
	DCT Industrial Trust	239	1,769
	DDR	40	697
	Digital Realty Trust	9	602
	Dime Community Bancshares	60	862
	DuPont Fabros Technology	53	1,286

(continues)       11

Statements of net assets

Delaware Foundation® Equity Fund

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Financials (continued)
	EastGroup Properties	24	$1,397
	EPR Properties	26	1,353
	Equity Lifestyle Properties	8	614
	Equity Residential	43	2,368
	Essex Property Trust	7	1,054
	Evercore Partners Class A	22	915
	Extra Space Storage	12	471
	Federal Realty Investment Trust	7	756
	First Industrial Realty Trust	28	480
	First Potomac Realty Trust	21	311
	Flushing Financial	58	983
	General Growth Properties	52	1,034
	HCP	38	1,895
	Health Care REIT	14	951
	Healthcare Realty Trust	37	1,050
	Healthcare Trust of America Class A	40	470
	Home Bancshares	23	866
	Host Hotels & Resorts	225	3,935
@	Independent Bank	29	945
†	IntercontinentalExchange	77	12,557
	JPMorgan Chase	126	5,980
	Kilroy Realty	17	891
	Kimco Realty	61	1,366
	LaSalle Hotel Properties	53	1,345
	Lexington Realty Trust	47	555
	Liberty Property Trust	27	1,073
	Macerich	15	966
	Marsh & McLennan	268	10,176
	National Retail Properties	57	2,062
	Park National	16	1,117
	Parkway Properties	17	315
	Post Properties	12	565
	Primerica	31	1,016
	ProAssurance	10	473
	Progressive	430	10,866
	ProLogis	49	1,959
	Prosperity Bancshares	23	1,090
	Prudential Financial	24	1,416
	PS Business Parks	8	631
	Public Storage	15	2,285
	Ramco-Gershenson Properties Trust	96	1,613
	Rayonier	5	298
	Regency Centers	20	1,058
	RLJ Lodging Trust	16	364
	Senior Housing Properties Trust	17	456
	Simon Property Group	41	6,501
	SL Green Realty	20	1,722
	Sovran Self Storage	17	1,096
	State Street	49	2,895
†	Stifel Financial	20	693
†	Strategic Hotels & Resorts	68	568
	Summit Hotel Properties	50	524
†	Sunstone Hotel Investors	32	394
	Susquehanna Bancshares	94	1,168
	Tanger Factory Outlet Centers	24	868
	Taubman Centers	2	155
†	Texas Capital Bancshares	14	566
	Travelers	160	13,471
	Trustmark	30	750
	Ventas	28	2,050
	Vornado Realty Trust	27	2,258
†	WageWorks	28	701
†	Walter Investment Management	15	559
	Washington Real Estate Investment Trust	7	195
	Webster Financial	46	1,116
	Wells Fargo	152	5,622
†	Western Alliance Bancorp	45	623
			188,725
Healthcare – 7.52%
	Abbott Laboratories	51	1,801
	AbbVie	51	2,080
†	Acorda Therapeutics	35	1,121
	Air Methods	30	1,447
†	Align Technology	42	1,407
†	Alkermes	70	1,660
	Allergan	134	14,958
	Baxter International	139	10,097
	Cardinal Health	212	8,823
†	Celgene	147	17,038
†	Cepheid	14	537
	Conmed	35	1,192
	CryoLife	82	493
†	Express Scripts	61	3,517
†	Gilead Sciences	98	4,795
†	Greenway Medical Technologies	24	382
†	Haemonetics	32	1,333
†	Incyte	43	1,007
†	InterMune	60	543
	Johnson & Johnson	138	11,251
	Merck	339	14,994
†	Merit Medical Systems	75	920
	Perrigo	51	6,055
	Pfizer	581	16,768
	Quest Diagnostics	164	9,258
†	Quidel	58	1,378
	Spectrum Pharmaceuticals	87	649
	Thermo Fisher Scientific	43	3,289
	UnitedHealth Group	74	4,234
†	Vertex Pharmaceuticals	33	1,814
†	WellCare Health Plans	18	1,043
	West Pharmaceutical Services	22	1,429
			147,313

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Industrials – 5.09%
	AAON	47	$1,297
	Acuity Brands	29	2,011
	Applied Industrial Technologies	35	1,575
	Barnes Group	42	1,215
	Caterpillar	47	4,088
†	Chart Industries	16	1,280
†	Columbus McKinnon	44	847
†	Cross Country Healthcare	86	457
	Cummins	12	1,390
	Deere	16	1,376
	Eaton	27	1,654
	ESCO Technologies	24	981
†	Esterline Technologies	20	1,514
	FedEx	18	1,768
	Fluor	24	1,592
†	FTI Consulting	25	942
	General Electric	190	4,393
†	Genesee & Wyoming	12	1,117
	Granite Construction	19	605
	Honeywell International	52	3,918
	Hunt (J.B.) Transport Services	26	1,936
†	Kadant	39	975
†	KEYW Holding	85	1,371
	Kforce	71	1,162
	Lockheed Martin	21	2,027
	Manpower	14	794
	McGrath RentCorp	23	715
†	MYR Group	44	1,081
	Northrop Grumman	147	10,312
	Raytheon	181	10,641
	Republic Services	43	1,419
	Rockwell Collins	14	884
†	RPX	35	494
†	Tetra Tech	31	945
†	Titan Machinery	34	944
	Towers Watson Class A	32	2,218
	Triumph Group	32	2,512
	Union Pacific	25	3,560
	United Stationers	40	1,546
	United Technologies	58	5,419
	URS	40	1,896
	US Ecology	47	1,248
	Waste Management	272	10,665
†	XPO Logistics	56	943
			99,727
Information Technology – 12.66%
	Accenture Class A	38	2,887
†	Adobe Systems	332	14,445
†	Amkor Technology	133	532
	Anixter International	16	1,119
	Apple	49	21,688
†	Applied Micro Circuits	120	890
	Avago Technologies	63	2,263
†	BMC Software	234	10,841
†	Brightcove	71	441
†	Cirrus Logic	31	705
	Cisco Systems	511	10,685
†	Citrix Systems	24	1,732
†	comScore	33	554
†	EMC	149	3,560
†	EPAM Systems	27	627
†	ExactTarget	35	814
†	ExlService Holdings	19	625
†	FARO Technologies	33	1,432
†	Fortinet	80	1,894
†	Google Class A	19	15,087
	Intel	587	12,826
	International Business Machines	17	3,626
†	InterXion Holding	36	872
	Intuit	183	12,014
	j2 Global	39	1,529
†	Liquidity Services	18	537
	MasterCard Class A	28	15,151
	Microsoft	185	5,293
	Motorola Solutions	154	9,861
†	NETGEAR	25	838
†	Nuance Communications	50	1,009
	Plantronics	24	1,061
†	Proofpoint	58	978
	QUALCOMM	303	20,285
†	Rofin-Sinar Technologies	33	894
†	Semtech	44	1,557
†	Shutterfly	26	1,148
†	SS&C Technologies Holdings	33	989
†	Synaptics	32	1,302
	Syntel	12	810
†	TeleTech Holdings	54	1,145
†	Teradata	145	8,484
	Texas Instruments	64	2,271
†	Trulia	7	220
†	ValueClick	50	1,478
†	VeriFone Systems	117	2,420
†	VeriSign	148	6,997
	Visa Class A	106	18,002
†	Vocus	74	1,047
	Xerox	1,214	10,440
†	Yahoo	424	9,977
			247,882
Materials – 1.50%
	Allegheny Technologies	54	1,712
	Boise	98	849
	Buckeye Technologies	31	928

(continues)       13

Statements of net assets

Delaware Foundation® Equity Fund

	Number of	Value
	Shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Materials (continued)
Celanese Class A	48	$2,114
† Chemtura	49	1,059
† Coeur d’Alene Mines	32	604
duPont (E.I.) deNemours	253	12,436
Eastman Chemical	29	2,026
Innophos Holdings	18	982
International Paper	33	1,537
Kaiser Aluminum	17	1,099
Koppers Holdings	21	924
Materion	31	884
MeadWestvaco	32	1,162
Neenah Paper	21	646
Stepan	7	442
		29,404
Telecommunication Services – 2.15%
AT&T	420	15,411
Atlantic Tele-Network	16	776
† Crown Castle International	219	15,251
NTELOS Holdings	20	256
Verizon Communications	212	10,420
		42,114
Utilities – 1.06%
Cleco	27	1,270
Edison International	231	11,624
MDU Resources Group	75	1,874
NorthWestern	21	837
OGE Energy	34	2,379
Sempra Energy	24	1,919
UIL Holdings	19	752
		20,655
Total U.S. Markets
(cost $783,166)		1,097,734

§Developed Markets – 29.76%
Consumer Discretionary – 4.92%
Adidas	22	2,283
Aeon	100	1,292
Bayerische Motoren Werke	78	6,730
British Sky Broadcasting Group	150	2,013
Cie Financiere Richemont Class A	18	1,412
Don Quijote	200	8,849
Hennes & Mauritz Class B	46	1,645
Inditex	15	1,988
LVMH Moet Hennessy Louis Vuitton	9	1,545
NHK Spring	200	2,080
Nitori Holdings	83	6,393
Pirelli & C	105	1,102
PPR	33	7,250
Publicis Groupe	111	7,443
Sky City Entertainment Group	415	1,531
Sumitomo Rubber Industries	322	5,371
Suzuki Motor	100	2,230
Techtronic Industries	2,000	4,870
Toyota Motor	400	20,505
Yue Yuen Industrial Holdings	3,000	9,778
		96,310
Consumer Staples – 4.62%
Anheuser-Busch InBev	38	3,763
Aryzta	259	15,289
British American Tobacco	75	4,019
Carlsberg Class B	71	6,909
Coca-Cola Amatil	379	5,753
Compass Group	160	2,043
Danone	20	1,392
Diageo	123	3,878
Greggs	642	4,651
Imperial Tobacco Group	70	2,445
Japan Tobacco	100	3,192
Kerry Group Class A	29	1,728
Koninklijke Ahold	122	1,870
L’Oreal	14	2,220
Nestle	130	9,399
Reckitt Benckiser Group	31	2,222
SABMiller	30	1,579
Tate & Lyle	105	1,356
Tesco	1,546	8,963
Unilever	39	1,650
Unilever CVA	47	1,925
WM Morrison Supermarkets	355	1,490
Woolworths	78	2,744
		90,480
Energy – 1.62%
Aker Solutions	80	1,487
AMEC	85	1,364
BG Group	128	2,196
† Lundin Petroleum	66	1,428
Saipem	59	1,814
Santos	97	1,255
Subsea 7	301	7,034
Total	186	8,906
† Transocean	121	6,287
		31,771
Financials – 3.48%
Aberdeen Asset Management	195	1,272
Admiral Group	66	1,336
AIA Group	400	1,752
AXA	464	7,976
Baloise Holding	15	1,404
† Credit Agricole	150	1,236
† Danske Bank	95	1,699
Hargreaves Lansdown	105	1,385
KBC Groep	32	1,102

	Number of	Value
	Shares	(U.S. $)
Common Stock (continued)
§Developed Markets (continued)
Financials (continued)
Maiden Holdings	36	$381
Man Group	890	1,206
Mitsubishi UFJ Financial Group	1,900	11,385
Muenchener Rueckversicherungs	13	2,431
Nordea Bank	921	10,430
SCOR SE	48	1,378
Seven Bank	600	1,925
† Shopping Centres Australasia
Property Group	290	500
Sony Financial Holdings	100	1,487
Standard Chartered	433	11,209
Swire Properties	200	710
UBS	120	1,839
† UniCredit	945	4,034
		68,077
Healthcare – 4.34%
Bayer	42	4,332
Coloplast Class B	25	1,345
CSL	40	2,467
Dainippon Sumitomo Pharma	100	1,766
Fresenius	13	1,605
GlaxoSmithKline	245	5,727
† ICON	42	1,356
Meda Class A	270	3,201
Novartis	150	10,656
Novo Nordisk ADR	50	8,075
Novo Nordisk Class B	22	3,574
Roche Holding	31	7,215
Sanofi	111	11,279
Stada Arzneimittel	244	9,990
Teva Pharmaceutical Industries ADR	311	12,340
		84,928
Industrials – 4.85%
ABB	110	2,480
Alstom	155	6,308
Assa Abloy Class B	37	1,511
Aurizon Holdings	300	1,259
Brambles	183	1,614
Deutsche Lufthansa	86	1,679
Deutsche Post	361	8,318
East Japan Railway	120	9,854
Elbit Systems	29	1,225
European Aeronautic Defence & Space	44	2,239
G4S	335	1,483
Hoya	100	1,876
IHI	1,000	3,028
Invensys	260	1,386
ITOCHU	717	8,752
Komatsu	100	2,372
Kone Class B	19	1,494
Koninklijke Philips Electronics	277	8,197
Rolls-Royce Holdings	118	2,026
Schindler Holding	10	1,465
Schneider Electric	32	2,338
Sodexo	18	1,677
Teleperformance	265	11,294
Vinci	161	7,253
Volvo Class B	137	1,992
Yamato Holdings	100	1,808
		94,928
Information Technology – 1.16%
ASM Pacific Technology	100	1,099
ASML Holding	33	2,220
† CGI Group Class A	460	12,502
Computershare	130	1,381
† Foxconn International Holdings	3,000	1,121
SAP	32	2,564
Seiko Epson	200	1,934
		22,821
Materials – 3.57%
Air Liquide	22	2,673
Anglo American ADR	100	1,285
AuRico Gold	618	3,893
BASF	34	2,978
BHP Billiton Limited	160	5,457
† Cemex Latam Holdings	459	3,450
Johnson Matthey	46	1,608
Lafarge	70	4,651
† Lonmin	210	928
Rexam	959	7,686
Rio Tinto	252	11,812
Rio Tinto Limited	31	1,846
Syngenta	6	2,502
Syngenta ADR	90	7,538
Umicore	32	1,503
Yamana Gold	655	10,090
		69,900
Telecommunication Services – 0.89%
BT Group	265	1,119
KDDI	200	8,340
Millicom International Cellular SDR	15	1,198
† Telefonica Deutschland Holding	180	1,378
Vodafone Group	1,114	3,159
Vodafone Group ADR	79	2,244
		17,438
Utilities – 0.31%
Centrica	230	1,285
National Grid	282	3,278
† Shikoku Electric Power	100	1,421
		5,984
Total Developed Markets
(cost $483,148)		582,637

(continues)       15

Statements of net assets

Delaware Foundation® Equity Fund

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
XEmerging Markets – 11.49%
Consumer Discretionary – 0.64%
	Grupo Televisa ADR	230	$6,120
	Hyundai Home Shopping Network	40	4,976
	Hyundai Motor	7	1,405
			12,501
Consumer Staples – 1.38%
	Brazil Foods ADR	229	5,063
	Cia Brasileira de Distribuicao Grupo Pao
	de Acucar ADR	51	2,717
	Fomento Economico Mexicano ADR	32	3,632
†	Hypermarcas	326	2,583
@	Lotte Chilsung Beverage	5	6,713
@	Lotte Confectionery	2	3,165
	Tingyi Cayman Islands Holding	139	363
	Tsingtao Brewery	71	453
	Wal-Mart de Mexico Series V	730	2,388
			27,077
Energy – 2.03%
	China Petroleum & Chemical	1,500	1,766
	CNOOC ADR	11	2,107
	Gazprom ADR	533	4,557
	LUKOIL ADR	56	3,612
	PetroChina ADR	16	2,109
	Petroleo Brasileiro SA ADR	388	6,429
†	Polski Koncern Naftowy Orlen	102	1,610
	PTT	277	3,062
#@	Reliance Industries GDR 144A	295	8,402
†	Rosneft Oil GDR	315	2,403
	Sasol ADR	48	2,128
	Tambang Batubara Bukit Asam Persero	1,000	1,482
			39,667
Financials – 1.76%
	Banco Santander Brasil ADR	300	2,178
	Bangkok Bank	271	2,052
	China Construction Bank	2,897	2,366
#=†	Etalon Group GDR 144A	200	1,000
	ICICI Bank ADR	48	2,059
	Industrial & Commercial Bank of China	5,125	3,592
	Itau Unibanco Holding ADR	200	3,560
†	KB Financial Group ADR	124	4,097
	Powszechna Kasa Oszczednosci
	Bank Polski	105	1,114
	Samsung Life Insurance	22	2,055
=	Sberbank	1,267	4,015
	Standard Bank Group	275	3,543
@†	UEM Land Holdings	3,277	2,845
			34,476
Industrials – 0.74%
	All America Latina Logistica	330	1,643
†	Empresas ICA SAB de CV ADR	200	2,652
@†	Gol Linhas Aereas Inteligentes ADR	250	1,488
@	KCC	13	3,462
	Remgro	99	1,973
	Santos Brasil Participacoes	113	1,661
	Siam Cement	100	1,637
			14,516
Information Technology – 1.84%
†	B2W Cia Global Do Varejo	200	1,485
†	Baidu ADR	18	1,579
	Hon Hai Precision Industry	1,826	5,055
†	LG Display ADR	138	2,013
	LG Electronics	28	2,047
	Samsung Electronics	9	12,205
†	Sina	31	1,506
†	Sohu.com	47	2,332
	Taiwan Semiconductor
	Manufacturing ADR	246	4,229
	United Microelectronics	7,390	2,746
†	WNS Holdings ADR	59	870
			36,067
Materials – 1.16%
†	Anglo American Platinum	25	1,040
@†	ArcelorMittal South Africa	226	699
	Braskem ADR	103	1,395
†	Cemex ADR	317	3,871
@†	Fibria Celulose ADR	430	5,190
@	Gerdau	200	1,384
	Gerdau ADR	118	910
	Impala Platinum Holdings	86	1,269
	Siam Cement NVDR	100	1,637
	Vale ADR	300	5,187
			22,582
Telecommunication Services – 1.94%
	America Movil ADR	99	2,075
	China Mobile ADR	57	3,028
	China Telecom	4,000	2,015
	China Unicom Hong Kong ADR	233	3,141
	Chunghwa Telecom ADR	79	2,457
†	KT ADR	258	4,053
†	MegaFon GDR	122	3,782
	Mobile Telesystems ADR	91	1,887
	MTN Group	135	2,372
	SK Telecom ADR	354	6,326
	Telefonica Brasil ADR	80	2,134
†	Turkcell Iletisim Hizmet ADR	141	2,346
	Vodacom Group	194	2,320
			37,936
Total Emerging Markets
	(cost $220,463)		224,822

Total Common Stock
	(cost $1,486,777)		1,905,193

	Number of	Value
	Shares	(U.S. $)
Exchange-Traded Funds – 1.33%
iShares MSCI EAFE Growth Index	15	$950
iShares MSCI Hong Kong Index Fund	55	1,091
iShares MSCI Japan Index Fund	1,550	16,740
iShares MSCI Singapore Index Fund	95	1,326
iShares Russell 2000 Index Fund	64	6,033
Total Exchange-Traded Funds
(cost $23,061)		26,140

Warrant – 0.03%
† Kinder Morgan	125	643
Total Warrant (cost $224)		643

	Principal
	Amount
	(U.S. $)
Short-Term Investments – 3.18%
≠Discount Notes – 0.50%
Federal Home Loan Bank
0.085% 5/24/13	$4,849	4,849
0.12% 4/2/13	4,995	4,995
		9,844
Repurchase Agreements – 0.88%
Bank of America 0.07%, dated 3/28/13,
to be repurchased on 4/1/13,
repurchase price $8,848 (collateralized
by U.S. Government obligations
0.125%-1.50% 8/31/18-1/15/22;
market value $9,025)	8,848	8,848
BNP Paribas 0.15%, dated 3/28/13,
to be repurchased on 4/1/13,
repurchase price $8,355 (collateralized
by U.S. Government obligations
0.25%-0.875% 2/28/14-7/31/19;
market value $8,530)	8,355	8,355
		17,203
≠U.S. Treasury Obligations – 1.80%
U.S. Treasury Bills
0.04% 4/11/13	7,373	7,373
0.058% 4/18/13	9,462	9,462
0.065% 4/25/13	4,424	4,424
0.065% 5/9/13	3,923	3,923
0.101% 4/15/13	9,960	9,960
		35,142
Total Short-Term Investments
(cost $62,187)		62,189

Total Value of Securities – 101.86%
(cost $1,572,249)		1,994,165
«Liabilities Net of Receivables and Other
Assets – (1.86%)		(36,495)
Net Assets Applicable to 171,971 Shares
Outstanding – 100.00%		$1,957,670

Net Asset Value – Delaware Foundation® Equity Fund
Class A ($429,415 / 37,738 Shares)	$11.38
Net Asset Value – Delaware Foundation Equity Fund
Class C ($51,655 / 4,557 Shares)	$11.34
Net Asset Value – Delaware Foundation Equity Fund
Class R ($7,315 / 643.4 Shares)	$11.37
Net Asset Value – Delaware Foundation Equity Fund
Institutional Class ($1,469,285 / 129,033 Shares)	$11.39

Components of Net Assets at March 31, 2013:
Shares of beneficial interest
(unlimited authorization – no par)	$1,534,047
Undistributed net investment income	2,312
Accumulated net realized loss on investments	(452)
Net unrealized appreciation of investments
and derivatives	421,763
Total net assets	$1,957,670

†	Non income producing security.
@	Illiquid security. At March 31, 2013, the aggregate value of illiquid securities was $34,293, which represented 1.75% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
X	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but more risk.
=
Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2013, the aggregate value of fair valued securities was $5,015, which represented 0.26% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

#
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2013, the aggregate value of Rule 144A securities was $9,402, which represented 0.48% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”

≠	The rate shown is the effective yield at the time of purchase.
«	Includes foreign currency valued at $99 with a cost of $99.

Net Asset Value and Offering Price Per Share –
Delaware Foundation Equity Fund
Net asset value Class A (A)	$11.38
Sales charge (5.75% of offering price) (B)	0.69
Offering price	$12.07

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $50,000 or more.

(continues)       17

Statements of net assets

Delaware Foundation® Equity Fund

The following foreign currency exchange contracts were outstanding at March 31, 2013:1

Foreign Currency Exchange Contracts
						Unrealized
	Contracts to				Settlement	Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Date	(Depreciation)
MNB	EUR	378	USD	(490)	4/2/13	$(5)
MNB	EUR	161	USD	(205)	4/3/13	1
MNB	SEK	(2,087)	USD	319	4/3/13	—
						$(4)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 8 in “Notes to financial statements.”

Summary of Abbreviations:
ADR — American Depositary Receipt
CVA — Dutch Certificate
EUR — European Monetary Unit
GDR — Global Depositary Receipt
MNB — Mellon National Bank
NVDR — Non-Voting Depositary Receipt
REIT — Real Estate Investment Trust
SDR — Special Drawing Rights
SEK — Swedish Krona
USD — United States Dollar

See accompanying notes, which are an integral part of the financial statements.

Delaware Foundation® Growth Allocation Fund
March 31, 2013 (Unaudited)

		Number of	Value
		Shares	(U.S. $)
Common Stock – 78.59%
U.S. Markets – 44.34%
Consumer Discretionary – 4.12%
†	AFC Enterprises	1,855	$67,392
†	BorgWarner	450	34,803
†	Buffalo Wild Wings	520	45,516
	CEC Entertainment	1,005	32,914
	Cheesecake Factory	1,075	41,506
	Cinemark Holdings	2,040	60,058
	Comcast Special Class	4,830	191,365
	Cooper Tire & Rubber	2,050	52,603
	DSW Class A	1,130	72,094
†	Express	2,115	37,668
	Ford Motor	7,970	104,806
†	G-III Apparel Group	1,415	56,756
†	Iconix Brand Group	2,870	74,247
†	Jack in the Box	1,835	63,473
	Johnson Controls	13,200	462,923
	Jones Group	1,230	15,646
†	Jos. A Bank Clothiers	1,185	47,282
†	Liberty Interactive Class A	27,175	581,001
	Lowe’s	12,100	458,832
	Macy’s	2,530	105,855
†	Madden (Steven)	1,700	73,338
	McDonald’s	1,580	157,510
	National CineMedia	2,265	35,742
	NIKE Class B	5,300	312,753
	Nordstrom	1,880	103,832
	Perry Ellis International	2,195	39,927
†	priceline.com	740	509,067
	Regal Entertainment Group
	Class A	2,720	45,342
†	Sally Beauty Holdings	7,625	224,023
†	SHFL Entertainment	3,850	63,795
	Starbucks	1,900	108,224
	Target	1,680	114,996
†	Tenneco	1,495	58,768
	Viacom Class B	900	55,413
			4,509,470
Consumer Staples – 3.90%
	Archer-Daniels-Midland	15,900	536,307
	Avon Products	20,700	429,111
	Casey’s General Stores	1,055	61,507
	Coca-Cola	1,350	54,594
	CVS Caremark	10,900	599,391
	General Mills	2,520	124,261
	J&J Snack Foods	585	44,981
	Kimberly-Clark	1,290	126,394
	Kraft Foods Group	8,833	455,164
	Mondelez International Class A	10,200	312,222
	PepsiCo	2,500	197,775
†	Prestige Brands Holdings	1,845	47,398
	Procter & Gamble	3,180	245,051
	Safeway	11,900	313,565
†	Susser Holdings	1,360	69,510
	Walgreen	13,825	659,176
			4,276,407
Energy – 4.73%
†	Bonanza Creek Energy	1,405	54,331
	Bristow Group	450	29,673
†	C&J Energy Services	1,475	33,778
†	Carrizo Oil & Gas	1,705	43,938
	Chevron	6,290	747,377
	ConocoPhillips	7,500	450,750
†	Diamondback Energy	575	15,433
	EOG Resources	6,725	861,270
	Exxon Mobil	2,420	218,066
	Halliburton	11,600	468,756
	Hess	380	27,212
†	Key Energy Services	4,090	33,047
	Kinder Morgan	18,494	715,348
†	Kodiak Oil & Gas	2,785	25,316
	Lufkin Industries	675	44,813
	Marathon Oil	15,910	536,485
	National Oilwell Varco	1,070	75,703
	Occidental Petroleum	6,350	497,650
†	Pioneer Energy Services	4,655	38,404
†	RigNet	1,795	44,767
†	Rosetta Resources	1,040	49,483
	Schlumberger	2,250	168,503
			5,180,103
Financials – 7.93%
	AFLAC	2,100	109,242
	Allstate	9,600	471,071
	American Campus Communities	700	31,738
	American Equity Investment
	Life Holding	4,270	63,580
	American Tower	425	32,691
	Ameriprise Financial	1,320	97,218
	AMERISAFE	915	32,519
	Apartment Investment
	& Management	1,575	48,290
	AvalonBay Communities	550	69,669
	Bank of New York Mellon	16,500	461,834
	BBCN Bancorp	2,695	35,197
	BlackRock	590	151,559
	Boston Properties	1,125	113,693
	BRE Properties	375	18,255
	Camden Property Trust	1,075	73,831
†	Capital Bank Financial	1,910	32,776
	Capital One Financial	2,050	112,648
	Cardinal Financial	3,110	56,540
	CBL & Associates Properties	1,575	37,170
	City Holding	1,210	48,146

(continues)       19

Statements of net assets

Delaware Foundation® Growth Allocation Fund

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Financials (continued)
	CME Group	4,950	$303,880
	Colonial Properties Trust	1,525	34,480
	Corporate Office Properties Trust	1,500	40,020
	DCT Industrial Trust	11,275	83,435
	DDR	2,025	35,276
	Digital Realty Trust	450	30,110
	Dime Community Bancshares	2,710	38,916
	DuPont Fabros Technology	2,310	56,064
	EastGroup Properties	1,085	63,147
	EPR Properties	1,220	63,501
	Equity Lifestyle Properties	400	30,720
	Equity Residential	2,200	121,132
	Essex Property Trust	325	48,939
	Evercore Partners Class A	935	38,896
	Extra Space Storage	625	24,544
	Federal Realty Investment Trust	350	37,814
	First Industrial Realty Trust	1,425	24,410
	First Potomac Realty Trust	1,075	15,942
	Flushing Financial	2,690	45,569
	General Growth Properties	2,675	53,179
	HCP	1,950	97,227
	Health Care REIT	725	49,235
	Healthcare Realty Trust	1,900	53,941
	Healthcare Trust of America
	Class A	2,050	24,088
	Home Bancshares	1,020	38,423
	Host Hotels & Resorts	9,245	161,695
@	Independent Bank	1,385	45,137
†	IntercontinentalExchange	3,445	561,775
	JPMorgan Chase	4,830	229,232
	Kilroy Realty	900	47,160
	Kimco Realty	3,100	69,440
	LaSalle Hotel Properties	2,405	61,039
	Lexington Realty Trust	2,375	28,025
	Liberty Property Trust	1,375	54,656
	Macerich	750	48,285
	Marsh & McLennan	12,400	470,827
	National Retail Properties	2,490	90,063
	Park National	670	46,759
	Parkway Properties	850	15,768
	Post Properties	625	29,438
	Primerica	1,500	49,170
	ProAssurance	735	34,788
	Progressive	20,400	515,507
	ProLogis	2,500	99,950
	Prosperity Bancshares	1,135	53,788
	Prudential Financial	910	53,681
	PS Business Parks	375	29,595
	Public Storage	775	118,048
	Ramco-Gershenson
	Properties Trust	4,475	75,180
	Rayonier	250	14,918
	Regency Centers	1,025	54,233
	RLJ Lodging Trust	850	19,346
	Senior Housing Properties Trust	850	22,806
	Simon Property Group	2,125	336,939
	SL Green Realty	1,025	88,263
	Sovran Self Storage	925	59,653
	State Street	1,820	107,544
†	Stifel Financial	875	30,336
†	Strategic Hotels & Resorts	3,500	29,225
	Summit Hotel Properties	2,550	26,699
†	Sunstone Hotel Investors	1,625	20,004
	Susquehanna Bancshares	4,240	52,703
	Tanger Factory Outlet Centers	1,250	45,225
	Taubman Centers	125	9,708
†	Texas Capital Bancshares	670	27,102
	Travelers	6,960	585,961
	Trustmark	1,385	34,639
	Ventas	1,425	104,310
	Vornado Realty Trust	1,375	115,005
†	WageWorks	1,220	30,537
	Walter Investment Management	620	23,095
	Washington Real Estate
	Investment Trust	350	9,744
	Webster Financial	2,220	53,857
	Wells Fargo	5,810	214,912
†	Western Alliance Bancorp	1,990	27,542
			8,683,867
Healthcare – 6.02%
	Abbott Laboratories	2,120	74,878
	AbbVie	2,120	86,454
†	Acorda Therapeutics	1,520	48,686
	Air Methods	1,330	64,159
†	Align Technology	1,880	62,999
†	Alkermes	3,155	74,805
	Allergan	6,325	706,059
	Baxter International	6,600	479,424
	Cardinal Health	10,900	453,658
†	Celgene	6,580	762,687
†	Cepheid	595	22,830
	Conmed	1,520	51,771
	CryoLife	3,790	22,778
†	Express Scripts	2,330	134,325
†	Gilead Sciences	3,700	181,041
†	Greenway Medical Technologies	1,095	17,411
†	Haemonetics	1,350	56,241
†	Incyte	1,955	45,767
†	InterMune	2,615	23,666
	Johnson & Johnson	6,150	501,410
	Merck	15,060	666,103
†	Merit Medical Systems	3,308	40,556

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Healthcare (continued)
	Perrigo	2,400	$284,952
	Pfizer	25,138	725,482
	Quest Diagnostics	8,100	457,245
†	Quidel	2,605	61,869
†	Spectrum Pharmaceuticals	3,815	28,460
	Thermo Fisher Scientific	1,630	124,679
	UnitedHealth Group	2,810	160,760
†	Vertex Pharmaceuticals	1,220	67,076
†	WellCare Health Plans	790	45,788
	West Pharmaceutical Services	900	58,446
			6,592,465
Industrials – 3.84%
	AAON	2,070	57,111
	Acuity Brands	1,215	84,260
	Applied Industrial Technologies	1,640	73,800
	Barnes Group	1,920	55,546
	Caterpillar	2,660	231,340
†	Chart Industries	765	61,208
†	Columbus McKinnon	2,265	43,601
†	Cross Country Healthcare	3,745	19,886
	Cummins	490	56,747
	Deere	600	51,588
	Eaton	1,020	62,475
	ESCO Technologies	1,050	42,903
†	Esterline Technologies	1,010	76,457
	FedEx	650	63,830
	Fluor	930	61,687
†	FTI Consulting	1,075	40,485
	General Electric	7,320	169,238
	Granite Construction	495	15,761
	Honeywell International	1,950	146,933
	Hunt (J.B.) Transport Services	980	72,990
	Kadant	1,645	41,125
†	KEYW Holding	3,660	59,036
	Kforce	3,470	56,804
	Lockheed Martin	760	73,355
	Manpower	530	30,062
	McGrath RentCorp	1,050	32,655
†	MYR Group	2,035	49,980
	Northrop Grumman	6,700	470,005
	Raytheon	8,100	476,199
	Republic Services	1,680	55,440
	Rockwell Collins	520	32,822
†	RPX	1,560	22,012
†	Tetra Tech	1,450	44,211
†	Titan Machinery	1,520	42,180
	Towers Watson Class A	1,160	80,411
	Triumph Group	1,220	95,770
	Union Pacific	1,010	143,834
	United Stationers	1,720	66,478
	United Technologies	2,210	206,480
	URS	1,550	73,486
	US Ecology	2,105	55,888
	Waste Management	12,100	474,441
†	XPO Logistics	2,450	41,258
			4,211,778
Information Technology – 10.08%
	Accenture Class A	1,450	110,157
†	Adobe Systems	15,750	685,283
†	Amkor Technologies	5,745	22,980
	Anixter International	710	49,643
	Apple	2,165	958,293
†	Applied Micro Circuits	5,430	40,291
	Avago Technologies	2,370	85,130
†	BMC Software	11,025	510,788
†	Brightcove	3,110	19,313
†	Cirrus Logic	1,435	32,646
	Cisco Systems	23,710	495,776
†	Citrix Systems	920	66,387
†	comScore	1,455	24,415
†	EMC	5,650	134,979
†	EPAM Systems	1,165	27,063
†	ExactTarget	1,530	35,603
†	ExlService Holdings	895	29,428
†	FARO Technologies	1,455	63,132
†	Fortinet	3,010	71,277
†	Google Class A	845	670,955
	Intel	26,570	580,555
	International Business Machines	650	138,645
†	InterXion Holding	1,605	38,873
	Intuit	8,600	564,590
	j2 Global	1,715	67,245
†	Liquidity Services	785	23,401
	MasterCard Class A	1,325	716,997
	Microsoft	7,080	202,559
	Motorola Solutions	7,371	471,965
†	NETGEAR	1,020	34,180
†	Nuance Communications	1,780	35,920
	Plantronics	975	43,085
†	Proofpoint	2,505	42,234
	QUALCOMM	13,745	920,228
†	Rofin-Sinar Technologies	1,430	38,739
†	Semtech	2,005	70,957
†	Shutterfly	1,110	49,029
†	SS&C Technologies Holdings	1,420	42,572
†	Synaptics	1,425	57,983
	Syntel	530	35,786
†	TeleTech Holdings	2,485	52,707
†	Teradata	6,875	402,256
	Texas Instruments	2,410	85,507
†	Trulia	240	7,531
†	ValueClick	2,235	66,044

(continues)       21

Statements of net assets

Delaware Foundation® Growth Allocation Fund

	Number of	Value
	Shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Information Technology (continued)
† VeriFone Systems	5,400	$111,672
† VeriSign	7,025	332,142
Visa Class A	5,025	853,446
† Vocus	3,180	44,997
Xerox	53,600	460,960
† Yahoo	13,500	317,655
		11,043,999
Materials – 1.19%
Allegheny Technologies	2,050	65,006
Boise	4,770	41,308
Buckeye Technologies	1,425	42,679
Cabot	1,500	51,300
Celanese Class A	1,720	75,766
† Chemtura	2,070	44,733
† Coeur d’Alene Mines	1,515	28,573
duPont (E.I.) deNemours	11,490	564,847
Eastman Chemical	1,130	78,953
Innophos Holdings	785	42,830
International Paper	1,230	57,293
Kaiser Aluminum	705	45,578
Koppers Holdings	885	38,922
Materion	1,430	40,755
MeadWestvaco	1,200	43,560
Neenah Paper	860	26,454
Stepan	330	20,823
		1,309,380
Telecommunication Services – 1.74%
AT&T	18,310	671,794
Atlantic Tele-Network	670	32,502
† Crown Castle International	10,350	720,773
NTELOS Holdings	855	10,953
Verizon Communications	9,500	466,925
		1,902,947
Utilities – 0.79%
Cleco	1,240	58,317
Edison International	10,130	509,741
MDU Resources Group	2,810	70,222
NorthWestern	935	37,269
OGE Energy	1,260	88,175
Sempra Energy	890	71,147
UIL Holdings	900	35,631
		870,502
Total U.S. Markets (cost $34,225,705)		48,580,918

§Developed Markets – 25.50%
Consumer Discretionary – 4.22%
Adidas	1,115	115,685
Aeon	5,200	67,175
Bayerische Motoren Werke	3,468	299,224
British Sky Broadcasting Group	7,460	100,089
Cie Financiere Richemont
Class A	940	73,755
Don Quijote	9,300	411,500
FamilyMart	1,500	69,319
Hennes & Mauritz Class B	2,280	81,522
Inditex	755	100,070
LVMH Moet Hennessy
Louis Vuitton	425	72,947
McDonald’s Holdings Japan	2,100	56,532
NGK Spark Plug	6,000	91,597
NHK Spring	6,000	62,403
Nitori Holdings	4,271	328,957
Pirelli & C	5,285	55,450
PPR	1,441	316,601
Publicis Groupe	5,144	344,924
Shimamura	700	81,653
Shimano	1,000	81,589
Sky City Entertainment Group	20,400	75,264
Sumitomo Rubber Industries	9,968	166,257
Suzuki Motor	3,500	78,046
Techtronic Industries	91,500	222,781
Toyota Motor	17,386	891,186
Yue Yuen Industrial Holdings	117,500	382,961
		4,627,487
Consumer Staples – 3.91%
Anheuser-Busch InBev	1,920	190,124
Aryzta	11,288	666,342
British American Tobacco	3,750	200,966
Carlsberg Class B	3,080	299,715
Coca-Cola Amatil	16,714	253,706
Compass Group	7,820	99,869
Danone	1,020	70,970
Diageo	6,000	189,172
Greggs	27,412	198,593
Imperial Tobacco Group	3,450	120,516
Japan Tobacco	3,300	105,349
Kao	3,000	96,887
Kerry Group Class A	1,435	85,507
Koninklijke Ahold	6,080	93,173
L’Oreal	665	105,446
Nestle	6,510	470,681
Reckitt Benckiser Group	1,530	109,682
SABMiller	1,410	74,214
Tate & Lyle	5,180	66,901
Tesco	68,119	394,917
Unilever	1,890	79,950
Unilever CVA	2,290	93,802
WM Morrison Supermarkets	17,785	74,639
Woolworths	4,120	144,936
		4,286,057

	Number of	Value
	Shares	(U.S. $)
Common Stock (continued)
§Developed Markets (continued)
Energy – 1.33%
Aker Solutions	4,000	$74,371
AMEC	4,220	67,712
BG Group	6,380	109,446
† Lundin Petroleum	3,250	70,321
Saipem	2,930	90,102
Santos	4,760	61,599
Subsea 7	13,105	306,254
Total	8,172	391,304
Transocean	5,400	280,584
		1,451,693
Financials – 3.09%
Aberdeen Asset Management	9,500	61,954
Admiral Group	3,305	66,890
AIA Group	16,800	73,584
AXA	20,425	351,097
Baloise Holding	705	66,008
City Developments	7,000	63,931
Credit Agricole	7,500	61,779
Daito Trust Construction	900	77,064
† Danske Bank	4,720	84,395
Hang Lung Properties	21,000	78,454
Hargreaves Lansdown	5,250	69,241
KBC Groep	1,600	55,109
Maiden Holdings	1,540	16,309
Man Group	44,900	60,821
Mitsubishi UFJ Financial Group	83,614	500,990
Muenchener
Rueckversicherungs	635	118,759
Nordea Bank	40,551	459,243
Oversea-Chinese Banking	11,000	94,434
SCOR SE	2,360	67,764
Seven Bank	23,400	75,075
† Shopping Centres Australasia
Property Group	14,500	24,984
Sony Financial Holdings	4,100	60,980
Standard Chartered	19,946	516,278
UBS	6,150	94,242
UniCredit	42,331	180,692
		3,380,077
Healthcare – 3.64%
Bayer	2,125	219,195
Coloplast Class B	1,245	66,976
CSL	2,065	127,337
Dainippon Sumitomo Pharma	5,100	90,048
Fresenius	650	80,229
GlaxoSmithKline	11,900	278,183
† ICON	1,770	57,153
Meda Class A	11,910	141,187
Miraca Holdings	1,500	71,869
Novartis	6,591	468,207
Novo Nordisk ADR	2,350	379,525
Novo Nordisk Class B	1,100	178,717
Roche Holding	1,560	363,096
Sanofi	4,906	498,510
Stada Arzneimittel	10,696	437,919
Teva Pharmaceutical
Industries ADR	13,400	531,712
		3,989,863
Industrials – 4.62%
ABB	5,600	126,273
Alstom	6,862	279,275
Assa Abloy Class B	1,865	76,157
Brambles	9,560	84,301
Deutsche Lufthansa	4,240	82,803
Deutsche Post	15,716	362,116
East Japan Railway	7,403	607,937
Elbit Systems	1,520	64,182
European Aeronautic Defence
& Space	2,080	105,850
G4S	16,880	74,739
Hoya	3,500	65,665
IHI	22,000	66,610
Invensys	13,600	72,491
ITOCHU	38,623	471,453
Keppel	10,000	90,283
Komatsu	2,800	66,423
Kone Class B	975	76,675
Koninklijke Philips Electronics	12,078	357,406
Mitsubishi Electric	11,000	88,930
Rexam	41,801	335,039
Rolls-Royce Holdings	5,870	100,787
Schindler Holding	480	70,319
Schneider Electric	1,710	124,942
Singapore Airlines	8,000	70,098
Sodexo	915	85,269
Swire Pacific Class A	5,500	70,109
Teleperformance	11,394	485,556
Vinci	7,094	319,589
Volvo Class B	6,880	100,035
Yamato Holdings	4,700	84,982
		5,066,294
Information Technology – 0.95%
ASM Pacific Technology	5,350	58,789
ASML Holding	1,645	110,641
† CGI Group Class A	19,939	541,926
Computershare	6,700	71,149
SAP	1,605	128,586
Seiko Epson	6,700	64,772
Trend Micro	2,300	64,287
		1,040,150

(continues)       23

Statements of net assets

Delaware Foundation® Growth Allocation Fund

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
§Developed Markets (continued)
Materials – 2.79%
	Air Liquide	1,075	$130,606
	Anglo American ADR	3,900	50,099
	AuRico Gold	25,812	162,619
	BASF	1,680	147,128
	BHP Billiton Limited	8,050	274,557
†	Cemex Latam Holdings	18,740	140,845
	Johnson Matthey	2,245	78,457
	Kansai Paint	6,000	66,419
	Lafarge	3,056	203,035
	Lonmin	10,300	45,527
	Rio Tinto	11,504	539,250
	Rio Tinto Limited	1,530	91,113
	Shin-Etsu Chemical	2,100	138,542
	Syngenta	320	133,460
	Syngenta ADR	4,225	353,844
	Umicore	1,560	73,278
	Yamana Gold	27,764	427,727
			3,056,506
Telecommunication Services – 0.70%
	BT Group	13,350	56,391
	KDDI	8,208	342,254
	Millicom International
	Cellular SDR	785	62,701
	Telefonica Deutschland Holding	8,850	67,749
	Vodafone Group	49,629	140,713
	Vodafone Group ADR	3,370	95,742
			765,550
Utilities – 0.25%
	Centrica	11,800	65,927
	National Grid	12,145	141,171
	Shikoku Electric Power	4,800	68,229
			275,327
Total Developed Markets
	(cost $22,912,335)		27,939,004

XEmerging Markets – 8.75%
Consumer Discretionary – 0.51%
	Grupo Televisa ADR	7,600	202,236
	Hyundai Home Shopping Network	1,686	209,720
	Hyundai Motor	324	65,036
	Mahindra & Mahindra	5,199	82,489
			559,481
Consumer Staples – 1.13%
	Brazil Foods ADR	9,100	201,201
	China Mengniu Dairy	39,000	112,038
	Cia Brasileira de Distribuicao Grupo
	Pao de Acucar ADR	2,200	117,216
	Fomento Economico
	Mexicano ADR	1,175	133,363
†	Hypermarcas	14,400	114,117
@	Lotte Chilsung Beverage	94	126,212
@	Lotte Confectionery	63	99,696
	Tingyi Cayman Islands Holding	28,245	73,682
	Tsingtao Brewery	9,202	58,679
	United Spirits	2,977	104,150
	Wal-Mart de Mexico Series V	31,585	103,320
			1,243,674
Energy – 1.56%
	Cairn India	15,707	78,832
	China Petroleum & Chemical	60,000	70,647
	CNOOC ADR	400	76,600
	Gazprom ADR	15,500	132,525
	LUKOIL ADR	2,300	148,350
	PetroChina ADR	725	95,570
	Petroleo Brasileiro ADR	16,875	279,619
†	Polski Koncern Naftowy Orlen	4,430	69,912
	PTT	9,668	106,854
#@	Reliance Industries GDR 144A	11,686	332,817
†	Rosneft Oil GDR	14,210	108,422
	Sasol ADR	2,000	88,680
	Tambang Batubara Bukit
	Asam Persero	52,000	77,057
	YPF ADR	2,800	40,012
			1,705,897
Financials – 1.37%
	Banco Santander Brasil ADR	12,810	93,001
	Bangkok Bank	14,473	109,603
	China Construction Bank	117,933	96,321
#=†	Etalon Group GDR 144A	6,500	32,500
	ICICI Bank ADR	2,700	115,830
	Industrial & Commercial Bank
	of China	228,600	160,203
	Itau Unibanco Holding ADR	6,200	110,360
	KB Financial Group ADR	5,893	194,705
	Powszechna Kasa Oszczednosci
	Bank Polski	4,325	45,879
	Samsung Life Insurance	1,070	99,943
=	Sberbank	57,497	182,202
	Standard Bank Group	10,060	129,604
@†	UEM Land Holdings	150,195	130,394
			1,500,545
Industrials – 0.52%
	All America Latina Logistica	9,687	48,237
†	Empresas ICA SAB de CV ADR	8,000	106,080
@†	Gol Linhas Aereas Inteligentes ADR	9,700	57,715
@	KCC	535	142,466
	Remgro	3,954	78,804
	Santos Brasil Participacoes	4,900	72,036
	Siam Cement	4,209	68,918
			574,256

	Number of		Value
	Shares		(U.S. $)
Common Stock (continued)
XEmerging Markets (continued)
Information Technology – 1.40%
† Baidu ADR		800	$70,160
† Foxconn International Holdings		120,000	44,831
Hon Hai Precision Industry		64,975	179,888
LG Display ADR		6,800	99,212
LG Electronics		1,169	85,462
Samsung Electronics		424	575,011
† Sina		1,400	68,026
† Sohu.com		2,200	109,142
Taiwan Semiconductor
Manufacturing		42,074	140,852
Taiwan Semiconductor
Manufacturing ADR		4,000	68,760
United Microelectronics		157,000	58,341
† WNS Holdings ADR		2,600	38,324
			1,538,009
Materials – 0.82%
Anglo American Platinum		1,138	47,325
@ ArcelorMittal South Africa		7,707	23,852
Braskem ADR		5,800	78,532
Cemex ADR		14,372	175,482
@ Fibria Celulose ADR		11,697	141,183
@ Gerdau		6,900	47,748
Gerdau ADR		5,000	38,550
Impala Platinum Holdings		2,888	42,615
Siam Cement NVDR		3,900	63,858
Ultratech Cement		2,254	77,602
Vale ADR		9,250	159,933
			896,680
Telecommunication Services – 1.44%
America Movil ADR		3,900	81,744
China Mobile ADR		2,250	119,543
China Telecom		168,000	84,622
China Unicom Hong Kong ADR		10,619	143,144
Chunghwa Telecom ADR		2,880	89,568
KT ADR		9,300	146,103
† MegaFon GDR		4,500	139,500
Mobile Telesystems ADR		3,500	72,590
MTN Group		4,536	79,707
SK Telecom ADR		17,700	316,299
Telefonica Brasil ADR		4,780	127,530
Turkcell Iletisim Hizmet ADR		4,950	82,368
Vodacom Group		7,779	93,031
			1,575,749
Utilities – 0.00%
† Enel OGK-5 GDR		100	220
			220
Total Emerging Markets
(cost $8,955,473)			9,594,511
Total Common Stock
(cost $66,093,513)			86,114,433

Convertible Preferred Stock – 0.21%
Apache 6.00%
exercise price $109.12,
expiration date 8/1/13		450	20,043
ArcelorMittal 6.00%
exercise price $20.94,
expiration date 12/21/15		325	6,906
Aspen Insurance Holdings 5.625%
exercise price $29.28,
expiration date 12/31/49		362	24,028
Bank of America 7.25%
exercise price $50.00,
expiration date 12/31/49		5	6,111
# Chesapeake Energy 144A 5.75%
exercise price $27.90,
expiration date 12/31/49		10	10,244
Cliffs Natural Resources 7.00%
exercise price $35.53,
expiration date 2/1/16		525	9,802
Goodyear Tire & Rubber 5.875%
exercise price $18.21,
expiration date 3/31/14		400	17,675
HealthSouth 6.50%
exercise price $30.50,
expiration date 12/31/49		25	29,380
Huntington Bancshares 8.50%
exercise price $11.95,
expiration date 12/31/49		13	16,731
MetLife 5.00%
exercise price $44.28,
expiration date 9/4/13		500	24,700
PPL 9.50% exercise price $28.80,
expiration date 7/1/13		450	24,804
SandRidge Energy 8.50%
exercise price $8.01,
expiration date 12/31/49		148	13,622
Wells Fargo 7.50%
exercise price $156.71,
expiration date 12/31/49		20	25,775
Total Convertible Preferred Stock
(cost $230,247)			229,821

Exchange-Traded Fund – 0.05%
iShares MSCI EAFE Growth Index		780	49,382
Total Exchange-Traded Fund
(cost $49,162)			49,382

	Principal
	Amount°
Agency Collateralized Mortgage Obligations – 0.29%
Fannie Mae REMICs
Series 1996-46 ZA
7.50% 11/25/26	USD	713	829
Series 2003-26 AT
5.00% 11/25/32		18,778	19,657

(continues)       25

Statements of net assets

Delaware Foundation® Growth Allocation Fund

		Principal		Value
		Amount°		(U.S. $)
Agency Collateralized Mortgage Obligations (continued)
	Fannie Mae REMICs (continued)
	Series 2003-32 PH
	5.50% 3/25/32	USD	8,724	$8,928
	Series 2010-29 PA
	4.50% 10/25/38		27,765	28,651
	Series 2010-41 PN
	4.50% 4/25/40		20,000	22,608
	•Series 2012-122 SD
	5.896% 11/25/42		98,589	26,539
	•Series 2012-124 SD
	5.946% 11/25/42		99,002	29,109
	Series 2013-38 Al
	3.00% 4/25/33		100,000	14,500
	Freddie Mac REMICs
	Series 2512 PG
	5.50% 10/15/22		52,642	58,406
	Series 4065 DE
	3.00% 6/15/32		5,000	5,364
	•Series 4148 SA
	5.897% 12/15/42		99,069	27,742
	GNMA Series 2010-113 KE
	4.50% 9/20/40		50,000	57,144
	NCUA Guaranteed Notes
	Series 2010-C1 A2
	2.90% 10/29/20		20,000	21,314
Total Agency Collateralized Mortgage
	Obligations (cost $306,944)			320,791

Agency Mortgage-Backed Securities – 3.06%
	Fannie Mae S.F. 15 yr
	2.50% 2/1/28		44,757	46,538
	3.00% 11/1/27		7,788	8,232
	3.50% 7/1/26		15,555	16,656
	3.50% 10/1/26		81,252	86,190
	4.00% 11/1/25		36,283	39,410
	5.50% 7/1/22		11,794	12,915
	Fannie Mae S.F. 15 yr TBA
	2.50% 4/1/28		536,000	556,015
	3.00% 4/1/28		439,000	461,550
	Fannie Mae S.F. 20 yr
	5.00% 11/1/23		1,310	1,440
	5.50% 8/1/28		10,726	11,713
	5.50% 12/1/29		2,568	2,804
	Fannie Mae S.F. 30 yr
	4.00% 11/1/40		5,933	6,328
	4.00% 1/1/41		28,299	30,183
	4.00% 9/1/41		3,962	4,227
	4.00% 3/1/42		23,893	25,749
	4.00% 1/1/43		78,441	83,689
	4.50% 7/1/36		4,322	4,658
	4.50% 2/1/41		7,374	7,960
	4.50% 3/1/41		9,790	10,568
	4.50% 8/1/41		5,094	5,498
	4.50% 10/1/41		16,866	18,206
	5.00% 2/1/35		12,761	13,905
	6.00% 3/1/37		3,108	3,420
	6.00% 4/1/38		26,230	28,766
	6.00% 2/1/41		52,489	58,074
	6.50% 2/1/36		5,903	6,669
	Fannie Mae S.F. 30 yr TBA
	3.00% 4/1/43		270,000	278,480
	3.00% 5/1/43		120,000	123,431
	3.50% 4/1/43		469,000	495,235
	3.50% 5/1/43		340,000	358,169
	4.50% 5/1/43		200,000	215,719
	Freddie Mac 4.50% 1/1/41		27,611	28,934
	Freddie Mac S.F. 30 yr
	3.00% 11/1/42		13,966	14,394
	4.00% 10/1/40		16,025	17,034
	4.00% 11/1/40		10,100	10,736
	5.50% 7/1/40		76,360	82,916
	6.00% 8/1/38		41,212	45,470
	6.00% 10/1/38		61,668	68,119
	6.00% 5/1/40		57,282	62,630
Total Agency Mortgage-Backed
	Securities (cost $3,344,354)			3,352,630

Commercial Mortgage-Backed Securities – 0.38%
•	Bear Stearns Commercial
	Mortgage Securities
	Series 2004-PWR4 A3
	5.468% 6/11/41		33,824	35,164
	Series 2006-PW12 A4
	5.718% 9/11/38		40,000	45,122
t	Commercial Mortgage Pass
	Through Certificates
	•Series 2005-C6 A5A
	5.116% 6/10/44		15,000	16,296
	Series 2013-CR6 A2
	2.122% 3/10/46		30,000	30,871
#•	FREMF Mortgage Trust
	Series 2012-K21 B 144A
	3.939% 7/25/45		15,000	15,464
	Goldman Sachs
	Mortgage Securities II
	•Series 2004-GG2 A6
	5.396% 8/10/38		45,000	46,999
	Series 2005-GG4 A4A
	4.751% 7/10/39		20,000	21,293
	JPMorgan Chase Commercial
	Mortgage Securities
	•Series 2005-LDP3 A4A
	4.936% 8/15/42		15,000	16,209
	•Series 2005-LDP5 A4
	5.201% 12/15/44		15,000	16,441
	Series 2011-C5 A3
	4.171% 8/15/46		35,000	39,131

		Principal		Value
		Amount°		(U.S. $)
Commercial Mortgage-Backed Securities (continued)
	LB-UBS Commercial Mortgage
	Trust Series 2004-C1 A4
	4.568% 1/15/31	USD	13,306	$13,641
	Morgan Stanley BAML Trust
	Series 2013-C8 AS
	3.376% 12/15/48		15,000	15,371
	•Series 2013-C8 B
	3.676% 12/15/48		10,000	10,314
•	Morgan Stanley Capital I
	Series 2007-T27 A4
	5.651% 6/11/42		55,000	64,343
	WF-RBS Commercial
	Mortgage Trust
	Series 2012-C9 A3
	2.87% 11/15/45		15,000	15,132
	Series 2012-C9 B
	3.84% 11/15/45		10,000	10,367
Total Commercial Mortgage-Backed
	Securities (cost $377,735)			412,158

Convertible Bonds – 0.85%
	Advanced Micro Devices 6.00%
	exercise price $28.08,
	expiration date 4/30/15		24,000	23,970
#	Alaska Communications
	System Group 144A 6.25%
	exercise price $10.28,
	expiration date 4/27/18		18,000	13,039
	Alcatel-Lucent USA 2.875%
	exercise price $15.35,
	expiration date 6/13/25		4,000	4,018
	Alere 3.00%
	exercise price $43.98,
	expiration date 5/15/16		21,000	20,738
	Ares Capital 5.75%
	exercise price $19.13,
	expiration date 2/1/16		18,000	19,598
ϕ	ArvinMeritor 4.00%
	exercise price $26.73,
	expiration date 2/12/27		34,000	27,221
	BGC Partners 4.50%
	exercise price $9.84,
	expiration date 7/13/16		17,000	16,904
#	Blucora 144A 4.25%
	exercise price $21.66,
	expiration date 9/28/18		11,000	11,447
	Chesapeake Energy
	2.25% exercise price $85.61,
	expiration date 12/14/38		10,000	8,925
	2.50% exercise price $51.14,
	expiration date 5/15/37		9,000	8,668
#	Ciena 144A 3.75%
	exercise price $20.17,
	expiration date 10/15/18		21,000	23,914
#	Clearwire Communications
	144A 8.25%
	exercise price $7.08,
	expiration date 11/30/40		14,000	15,663
#	Corporate Office Properties
	144A 4.25%
	exercise price $47.96,
	expiration date 4/12/30		25,000	26,094
	Dendreon 2.875%
	exercise price $51.24,
	expiration date 1/13/16		22,000	17,655
#	Gaylord Entertainment
	144A 3.75%
	exercise price $22.23,
	expiration date 9/29/14		11,000	22,722
ϕ	General Cable 4.50%
	exercise price $36.75,
	expiration date 11/15/29		24,000	30,030
	Gilead Sciences 1.625%
	exercise price $22.71,
	expiration date 5/1/16		8,000	17,380
	Helix Energy Solutions Group 3.25%
	exercise price $25.02,
	expiration date 3/12/32		22,000	27,074
ϕ	Hologic 2.00%
	exercise price $31.17,
	expiration date 2/27/42		22,000	23,100
#	Iconix Brand Group 144A 2.50%
	exercise price $30.75,
	expiration date 5/31/16		16,000	17,850
#	Illumina 144A 0.25%
	exercise price $83.55,
	expiration date 3/11/16		10,000	9,650
	Intel 3.25%
	exercise price $22.20,
	expiration date 8/1/39		22,000	26,524
	Jefferies Group 3.875%
	exercise price $45.82,
	expiration date 10/31/29		24,000	24,765
	L-3 Communications Holdings 3.00%
	exercise price $91.21,
	expiration date 8/1/35		17,000	17,276
	Leap Wireless International 4.50%
	exercise price $93.21,
	expiration date 7/10/14		24,000	24,570
#	Lexington Realty Trust 144A 6.00%
	exercise price $6.93,
	expiration date 1/11/30		10,000	17,456
	Linear Technology 3.00%
	exercise price $42.07,
	expiration date 4/30/27		28,000	29,995
	Live Nation Entertainment 2.875%
	exercise price $27.14,
	expiration date 7/14/27		30,000	30,225
	MGM Resorts International 4.25%
	exercise price $18.58,
	expiration date 4/10/15		27,000	29,379

(continues)       27

Statements of net assets

Delaware Foundation® Growth Allocation Fund

		Principal		Value
		Amount°		(U.S. $)
Convertible Bonds (continued)
#	Molina Healthcare 144A 1.125%
	exercise price $40.77,
	expiration date 1/13/20	USD	3,000	$3,015
	Mylan 3.75%
	exercise price $13.32,
	expiration date 9/15/15		7,000	15,544
	Nuance Communications 2.75%
	exercise price $32.30,
	expiration date 11/1/31		31,000	32,182
	NuVasive 2.75%
	exercise price $42.13,
	expiration date 6/30/17		44,000	43,009
#	Opko Health 144A 3.00%
	exercise price $7.07,
	expiration date 1/28/33		5,000	5,550
#	Owens-Brockway Glass
	Container 144A 3.00%
	exercise price $47.47,
	expiration date 5/28/15		35,000	35,371
	Peabody Energy 4.75%
	exercise price $57.95,
	expiration date 12/15/41		12,000	9,840
	PHH 4.00%
	exercise price $25.80,
	expiration date 8/27/14		32,000	35,339
	Rovi 2.625%
	exercise price $47.36,
	expiration date 2/10/40		12,000	12,263
	SanDisk 1.50%
	exercise price $52.37,
	expiration date 8/11/17		24,000	31,050
	SBA Communications 4.00%
	exercise price $30.38,
	expiration date 9/29/14		6,000	14,336
	Steel Dynamics 5.125%
	exercise price $17.25,
	expiration date 6/15/14		8,000	9,020
#	TIBCO Software 144A 2.25%
	exercise price $50.57,
	expiration date 4/30/32		37,000	36,005
#	Titan Machinery 144A 3.75%
	exercise price $43.17,
	expiration date 4/30/19		12,000	12,128
•	Vector Group 2.50%
	exercise price $18.50,
	expiration date 1/14/19		6,000	7,011
	VeriSign 3.25%
	exercise price $34.37,
	expiration date 8/15/37		17,000	25,277
#	WellPoint 144A 2.75%
	exercise price $75.57,
	expiration date 10/15/42		15,000	16,463
Total Convertible Bonds
	(cost $850,597)			929,253

Corporate Bonds – 8.71%
Banking – 0.71%
	Abbey National Treasury
	Services 4.00% 4/27/16		25,000	26,604
	Bancolombia 5.125% 9/11/22		19,000	19,190
#	Bank Nederlandse Gemeenten
	144A 2.50% 1/23/23		50,000	49,999
	Bank of America
	3.875% 3/22/17		20,000	21,535
	BB&T 5.25% 11/1/19		90,000	103,862
	City National 5.25% 9/15/20		30,000	33,816
•	Fifth Third Capital Trust IV
	6.50% 4/15/37		40,000	40,250
#•	HBOS Capital Funding 144A
	6.071% 6/29/49		20,000	17,975
	HSBC Holdings 4.00% 3/30/22		55,000	59,288
	Morgan Stanley 7.60% 8/8/17	NZD	16,000	14,312
	PNC Funding
	5.125% 2/8/20	USD	135,000	158,247
	5.625% 2/1/17		52,000	59,448
	SVB Financial Group
	5.375% 9/15/20		50,000	56,770
•	USB Capital IX
	3.50% 10/29/49		60,000	55,806
	Wachovia
	•0.674% 10/15/16		20,000	19,788
	5.25% 8/1/14		10,000	10,584
	Zions Bancorporation
	4.50% 3/27/17		5,000	5,346
	7.75% 9/23/14		25,000	27,189
				780,009
Basic Industry – 0.73%
	Airgas
	1.65% 2/15/18		20,000	20,055
	2.375% 2/15/20		15,000	14,991
	AK Steel 7.625% 5/15/20		10,000	8,800
	ArcelorMittal 10.35% 6/1/19		30,000	37,929
#	Axiall 144A 4.875% 5/15/23		10,000	10,213
	Cabot
	2.55% 1/15/18		30,000	30,873
	3.70% 7/15/22		15,000	15,255
	Century Aluminum
	8.00% 5/15/14		22,000	22,138
	CF Industries
	6.875% 5/1/18		25,000	29,987
	7.125% 5/1/20		32,000	39,705
	Compass Minerals International
	8.00% 6/1/19		15,000	16,350
	Dow Chemical 8.55% 5/15/19		98,000	131,893
	EI du Pont de Nemours
	2.80% 2/15/23		20,000	20,356
#	FMG Resources August 2006
	144A 6.875% 4/1/22		20,000	21,025

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
#	Freeport-McMoRan
	Copper & Gold 144A
	3.875% 3/15/23	USD	55,000	$55,269
	Georgia-Pacific 8.00% 1/15/24		60,000	83,193
	Headwaters 7.625% 4/1/19		25,000	26,875
	International Paper
	6.00% 11/15/41		15,000	17,516
	9.375% 5/15/19		5,000	6,880
#	MacDermid 144A
	9.50% 4/15/17		7,000	7,271
	Mohawk Industries
	6.375% 1/15/16		9,000	10,080
#	Murray Energy 144A
	10.25% 10/15/15		17,000	17,149
	Norcraft 10.50% 12/15/15		10,000	10,488
	Nortek 8.50% 4/15/21		25,000	27,875
	Novelis 8.75% 12/15/20		20,000	22,650
#	PolyOne 144A 5.25% 3/15/23		15,000	15,188
	Rockwood Specialties Group
	4.625% 10/15/20		15,000	15,431
#	Ryerson 144A
	9.00% 10/15/17		15,000	16,444
	11.25% 10/15/18		5,000	5,213
	Southern Copper
	3.50% 11/8/22		5,000	5,001
	5.25% 11/8/42		30,000	28,556
#	TPC Group 144A
	8.75% 12/15/20		10,000	10,463
				801,112
Brokerage – 0.06%
	Jefferies Group 6.45% 6/8/27		10,000	11,100
	Lazard Group 6.85% 6/15/17		45,000	51,786
				62,886
Capital Goods – 0.15%
	Anixter 10.00% 3/15/14		3,000	3,225
	Berry Plastics 9.75% 1/15/21		20,000	23,475
#	Consolidated Container 144A
	10.125% 7/15/20		10,000	11,000
#	Crown Americas 144A
	4.50% 1/15/23		10,000	9,750
	Energizer Holdings
	4.70% 5/24/22		40,000	42,648
	Kratos Defense & Security
	Solutions 10.00% 6/1/17		10,000	11,050
#	Plastipak Holdings 144A
	10.625% 8/15/19		10,000	11,500
	Rock Tenn 4.00% 3/1/23		5,000	5,067
#	Sealed Air 144A
	6.50% 12/1/20		15,000	16,500
#	URS 144A 4.10% 4/1/17		25,000	26,005
				160,220
Consumer Cyclical – 0.56%
	American Axle & Manufacturing
	6.25% 3/15/21		20,000	20,600
	AmeriGas Finance
	6.75% 5/20/20		15,000	16,388
	7.00% 5/20/22		5,000	5,463
	CKE Restaurants
	11.375% 7/15/18		14,000	16,310
	Darden Restaurants
	3.35% 11/1/22		20,000	19,059
	Dave & Buster’s
	11.00% 6/1/18		5,000	5,681
	Delphi 6.125% 5/15/21		20,000	22,100
	Dollar General 4.125% 7/15/17		5,000	5,394
	Ford Motor 7.45% 7/16/31		44,000	55,868
	Hanesbrands 6.375% 12/15/20		15,000	16,406
	HD Supply
	#144A 7.50% 7/15/20		8,000	8,440
	11.00% 4/15/20		10,000	12,175
	Historic TW 6.875% 6/15/18		65,000	81,192
	Host Hotels & Resorts
	3.75% 10/15/23		5,000	5,032
	4.75% 3/1/23		25,000	27,000
	5.25% 3/15/22		15,000	16,725
	5.875% 6/15/19		10,000	11,038
	Ingles Markets
	8.875% 5/15/17		12,000	12,600
	Levi Strauss
	6.875% 5/1/22		15,000	16,500
	#144A 6.875% 5/1/22		10,000	11,000
	Macy’s Retail Holdings
	5.90% 12/1/16		10,000	11,628
	Meritor 8.125% 9/15/15		18,000	19,125
	Newell Rubbermaid
	2.05% 12/1/17		15,000	15,100
#	QVC 144A 4.375% 3/15/23		30,000	30,389
	Rite Aid 9.25% 3/15/20		15,000	17,006
	Sally Holdings 5.75% 6/1/22		15,000	15,731
#	Sealy Mattress 144A
	10.875% 4/15/16		8,000	8,470
	Suburban Propane Partners
	7.375% 8/1/21		8,000	8,860
	Tomkins 9.00% 10/1/18		7,000	7,831
#	TRW Automotive 144A
	4.50% 3/1/21		20,000	20,400
	Walgreen 3.10% 9/15/22		40,000	39,663
#	Wesfarmers 144A
	1.874% 3/20/18		15,000	15,147
	Wyndham Worldwide
	5.625% 3/1/21		20,000	22,496
				616,817

(continues)       29

Statements of net assets

Delaware Foundation® Growth Allocation Fund

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical – 0.70%
	Accellent 8.375% 2/1/17	USD	10,000	$10,675
#	ADT 144A 4.125% 6/15/23		20,000	20,796
#	Alere 144A 7.25% 7/1/18		5,000	5,338
	Amgen 3.875% 11/15/21		15,000	16,401
#	ARAMARK 144A
	5.75% 3/15/20		5,000	5,138
#	Avis Budget Car Rental 144A
	5.50% 4/1/23		20,000	20,050
#	Biomet 144A
	6.50% 8/1/20		10,000	10,650
	6.50% 10/1/20		5,000	5,166
	Bio-Rad Laboratories
	8.00% 9/15/16		9,000	9,636
	Boston Scientific
	6.00% 1/15/20		20,000	23,411
	Cardinal Health
	1.70% 3/15/18		10,000	9,981
	3.20% 3/15/23		15,000	14,956
	CareFusion
	#144A 3.30% 3/1/23		25,000	25,240
	6.375% 8/1/19		55,000	66,574
	Celgene 3.95% 10/15/20		30,000	32,511
	Community Health Systems
	8.00% 11/15/19		5,000	5,563
	ConAgra Foods
	3.20% 1/25/23		20,000	19,976
	Constellation Brands
	6.00% 5/1/22		20,000	21,950
	Del Monte 7.625% 2/15/19		20,000	20,850
#	Dole Food 144A
	8.00% 10/1/16		9,000	9,405
#	Fresenius Medical Care
	US Finance II 144A
	5.875% 1/31/22		20,000	22,425
	GlaxoSmithKline Capital
	2.80% 3/18/23		20,000	20,167
	Jarden 6.125% 11/15/22		15,000	16,144
	Kinetic Concepts
	12.50% 11/1/19		20,000	19,900
	Medtronic
	2.75% 4/1/23		35,000	34,957
	4.00% 4/1/43		5,000	4,885
#	Multiplan 144A
	9.875% 9/1/18		25,000	27,906
#	Mylan 144A 3.125% 1/15/23		5,000	4,934
	NBTY 9.00% 10/1/18		25,000	28,063
	Quest Diagnostics
	4.70% 4/1/21		25,000	27,379
	Radnet Management
	10.375% 4/1/18		10,000	10,475
	Scotts Miracle-Gro
	6.625% 12/15/20		10,000	10,950
#	Spectrum Brands Escrow 144A
	6.375% 11/15/20		20,000	21,525
	St Jude Medical
	3.25% 4/15/23		45,000	45,286
	Tenet Healthcare
	8.00% 8/1/20		5,000	5,531
#	Woolworths 144A
	4.55% 4/12/21		10,000	11,262
	Zimmer Holdings
	3.375% 11/30/21		30,000	31,047
	4.625% 11/30/19		25,000	28,519
#	Zoetis 144A 3.25% 2/1/23		45,000	45,727
				771,349
Energy – 1.63%
	Antero Resources Finance
	9.375% 12/1/17		7,000	7,630
#	Atlas Pipeline Partners 144A
	5.875% 8/1/23		5,000	5,000
	Chesapeake Energy
	5.375% 6/15/21		5,000	5,031
	5.75% 3/15/23		5,000	5,081
	Comstock Resources
	7.75% 4/1/19		5,000	5,300
	Continental Resources
	5.00% 9/15/22		15,000	16,013
	Copano Energy 7.75% 6/1/18		12,000	12,615
	Ecopetrol 7.625% 7/23/19		41,000	51,558
	El Paso Pipeline Partners
	Operating 6.50% 4/1/20		85,000	103,419
•	Enbridge Energy Partners
	8.05% 10/1/37		50,000	57,555
	Energy Transfer Partners
	3.60% 2/1/23		5,000	4,986
	9.70% 3/15/19		20,000	26,992
#	ENI 144A 4.15% 10/1/20		100,000	105,167
	Enterprise Products Operating
	•7.034% 1/15/68		55,000	63,866
	9.75% 1/31/14		65,000	69,852
	Forest Oil 7.25% 6/15/19		15,000	15,075
#	Helix Energy Solutions Group
	144A 9.50% 1/15/16		12,000	12,353
#	Hercules Offshore 144A
	10.50% 10/15/17		24,000	26,160
#	Hilcorp Energy I 144A
	7.625% 4/15/21		10,000	11,050
	HollyFrontier 9.875% 6/15/17		12,000	12,825
	Kinder Morgan Energy Partners
	3.50% 9/1/23		15,000	15,239
	9.00% 2/1/19		40,000	53,579
	Kodiak Oil & Gas
	8.125% 12/1/19		10,000	11,350
	Linn Energy
	6.50% 5/15/19		5,000	5,256
	8.625% 4/15/20		10,000	11,075

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Energy (continued)
	Murphy Oil
	2.50% 12/1/17	USD	45,000	$45,236
	3.70% 12/1/22		25,000	24,336
	Newfield Exploration
	5.625% 7/1/24		20,000	20,700
	Pemex Project Funding Master
	Trust 6.625% 6/15/35		10,000	12,025
	Petrobras International Finance
	3.875% 1/27/16		30,000	31,545
	5.375% 1/27/21		26,000	28,184
	Petrohawk Energy
	7.25% 8/15/18		40,000	44,808
	Petroleos de Venezuela
	9.00% 11/17/21		260,000	247,649
	Petroleos Mexicanos
	#144A 3.50% 1/30/23		35,000	35,000
	5.50% 6/27/44		15,000	15,510
	Plains All American Pipeline
	8.75% 5/1/19		40,000	54,257
	Pride International
	6.875% 8/15/20		65,000	81,612
	Range Resources
	5.00% 8/15/22		20,000	20,500
#	Samson Investment 144A
	9.75% 2/15/20		20,000	21,350
	SandRidge Energy
	7.50% 3/15/21		5,000	5,225
	8.125% 10/15/22		10,000	10,725
	Spectra Energy Capital
	3.30% 3/15/23		15,000	15,082
	Statoil 2.45% 1/17/23		20,000	19,717
	Sunoco Logistics Partners
	Operations 3.45% 1/15/23		35,000	34,700
	Talisman Energy
	5.50% 5/15/42		60,000	62,635
	Total Capital Canada
	2.75% 7/15/23		35,000	35,174
•	TransCanada PipeLines
	6.35% 5/15/67		70,000	74,739
	Transocean 3.80% 10/15/22		30,000	29,612
	Weatherford International
	4.50% 4/15/22		15,000	15,479
	9.625% 3/1/19		30,000	39,228
	Williams Partners 7.25% 2/1/17		35,000	42,139
				1,781,194
Financials – 0.76%
	Bank of America
	2.00% 1/11/18		35,000	34,873
	3.30% 1/11/23		15,000	14,822
	E TRADE Financial
	6.375% 11/15/19		20,000	21,250
	General Electric Capital
	2.10% 12/11/19		10,000	10,182
	4.25% 1/17/18	NZD	20,000	16,614
	5.55% 5/4/20	USD	20,000	23,890
	6.00% 8/7/19		129,000	156,826
	International Lease Finance
	5.875% 4/1/19		10,000	10,852
	6.25% 5/15/19		21,000	23,100
	8.25% 12/15/20		35,000	42,963
	8.75% 3/15/17		35,000	41,344
#	IPIC GMTN 144A
	5.50% 3/1/22		200,000	232,999
	Jefferies Group
	5.125% 1/20/23		10,000	10,608
	6.50% 1/20/43		5,000	5,348
	JPMorgan Chase
	3.20% 1/25/23		70,000	70,033
	Morgan Stanley
	3.75% 2/25/23		15,000	15,193
#	Nuveen Investments 144A
	9.50% 10/15/20		30,000	31,500
	Wells Fargo 3.45% 2/13/23		15,000	15,132
#	Woodside Finance 144A
	8.125% 3/1/14		45,000	47,891
	8.75% 3/1/19		5,000	6,681
				832,101
Insurance – 0.36%
•	Chubb 6.375% 3/29/67		35,000	38,631
#	Highmark 144A
	4.75% 5/15/21		15,000	14,995
	6.125% 5/15/41		5,000	4,768
•	ING Groep 5.775% 12/29/49		25,000	23,875
#	ING US 144A
	2.90% 2/15/18		20,000	20,309
	5.50% 7/15/22		10,000	11,084
#	Liberty Mutual Group 144A
	4.95% 5/1/22		30,000	32,956
	6.50% 5/1/42		25,000	28,586
	•7.00% 3/15/37		10,000	10,350
	MetLife
	6.40% 12/15/36		35,000	38,456
	6.817% 8/15/18		55,000	68,638
	Prudential Financial
	3.875% 1/14/15		10,000	10,526
	4.50% 11/15/20		10,000	11,258
	4.50% 11/16/21		10,000	11,144
	•5.625% 6/15/43		10,000	10,400
	•5.875% 9/15/42		20,000	21,375
	6.00% 12/1/17		10,000	11,944
•	XL Group 6.50% 12/29/49		25,000	24,563
				393,858

(continues)       31

Statements of net assets

Delaware Foundation® Growth Allocation Fund

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Media – 0.36%
	AMC Networks
	4.75% 12/15/22	USD	20,000	$20,000
#	CC Holdings GS V 144A
	3.849% 4/15/23		10,000	10,095
	CCO Holdings
	5.25% 9/30/22		10,000	9,875
	7.00% 1/15/19		5,000	5,413
	Clear Channel Communications
	9.00% 3/1/21		10,000	9,388
	Clear Channel Worldwide
	Holdings 7.625% 3/15/20		20,000	20,925
#	COX Communications 144A
	3.25% 12/15/22		35,000	35,630
	CSC Holdings 6.75% 11/15/21		10,000	11,263
	DIRECTV Holdings
	5.15% 3/15/42		5,000	4,850
	Discovery Communications
	3.25% 4/1/23		30,000	30,503
	DISH DBS
	5.875% 7/15/22		20,000	21,075
	7.875% 9/1/19		12,000	14,280
	Interpublic Group
	3.75% 2/15/23		20,000	19,442
	4.00% 3/15/22		40,000	40,347
	Nielsen Finance
	11.625% 2/1/14		2,000	2,165
#	Sinclair Television Group 144A
	5.375% 4/1/21		15,000	14,963
	6.125% 10/1/22		10,000	10,525
#	Sirius XM Radio 144A
	8.75% 4/1/15		20,000	22,350
	Time Warner Cable
	5.85% 5/1/17		55,000	63,930
#	Univision Communications
	144A 6.875% 5/15/19		20,000	21,500
				388,519
Real Estate – 0.43%
	Alexandria Real Estate Equities
	4.60% 4/1/22		35,000	37,787
	American Tower
	5.90% 11/1/21		30,000	35,212
#	American Tower Trust I 144A
	1.551% 3/15/18		10,000	10,076
	3.07% 3/15/23		25,000	25,323
	Developers Diversified Realty
	4.625% 7/15/22		10,000	10,837
	4.75% 4/15/18		20,000	22,136
	7.50% 4/1/17		5,000	5,949
	7.875% 9/1/20		30,000	38,200
	9.625% 3/15/16		15,000	18,295
	Digital Realty Trust
	5.25% 3/15/21		65,000	72,195
	Duke Realty 3.625% 4/15/23		20,000	20,068
	Mack-Cali Realty
	4.50% 4/18/22		25,000	26,685
	Regency Centers
	4.80% 4/15/21		30,000	33,412
	UDR 4.625% 1/10/22		50,000	55,025
	Ventas Realty 2.70% 4/1/20		15,000	15,073
#	WEA Finance 144A
	4.625% 5/10/21		25,000	27,933
	Weingarten Realty Investors
	3.50% 4/15/23		20,000	19,942
				474,148
Services – 0.23%
	Ameristar Casinos
	7.50% 4/15/21		20,000	22,024
	Geo Group
	#144A 5.125% 4/1/23		5,000	5,063
	6.625% 2/15/21		10,000	11,038
#	H&E Equipment Services 144A
	7.00% 9/1/22		15,000	16,575
	Iron Mountain 7.75% 10/1/19		5,000	5,581
	M/I Homes 8.625% 11/15/18		15,000	16,725
	PHH
	7.375% 9/1/19		10,000	11,350
	9.25% 3/1/16		25,000	29,312
	Pinnacle Entertainment
	8.75% 5/15/20		8,000	8,830
	Royal Caribbean Cruises
	5.25% 11/15/22		15,000	15,263
	7.00% 6/15/13		7,000	7,079
	RSC Equipment Rental
	10.25% 11/15/19		14,000	16,345
	Ryland Group 8.40% 5/15/17		12,000	14,325
	Standard Pacific
	10.75% 9/15/16		15,000	18,675
	Western Union
	2.875% 12/10/17		5,000	5,080
	3.65% 8/22/18		20,000	20,662
	Wyndham Worldwide
	2.50% 3/1/18		15,000	15,102
	Wynn Las Vegas
	7.75% 8/15/20		15,000	16,894
				255,923
Technology – 0.26%
	Amkor Technology
	7.375% 5/1/18		10,000	10,525
#	Avaya 144A
	7.00% 4/1/19		10,000	9,825
	10.50% 3/1/21		15,000	14,363
	CDW 12.535% 10/12/17		6,000	6,473
	eBay 4.00% 7/15/42		25,000	23,033

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Technology (continued)
	First Data
	9.875% 9/24/15	USD	15,000	$15,525
	11.25% 3/31/16		20,000	20,200
	Jabil Circuit 7.75% 7/15/16		8,000	9,250
	Maxim Integrated Products
	3.375% 3/15/23		15,000	15,138
	National Semiconductor
	6.60% 6/15/17		55,000	66,799
	NetApp
	2.00% 12/15/17		15,000	15,101
	3.25% 12/15/22		50,000	49,326
	Oracle 5.75% 4/15/18		5,000	6,040
	Symantec 4.20% 9/15/20		25,000	26,741
				288,339
Telecommunications – 0.76%
	Bell Canada 3.35% 3/22/23	CAD	76,000	75,347
	CenturyLink 5.80% 3/15/22	USD	50,000	50,712
#	Clearwire Communications
	144A 12.00% 12/1/15		22,000	23,774
#	Crown Castle Towers 144A
	4.883% 8/15/20		130,000	149,867
#	DigitalGlobe 144A
	5.25% 2/1/21		5,000	4,988
	Equinix
	4.875% 4/1/20		12,000	12,150
	5.375% 4/1/23		8,000	8,140
	Hughes Satellite Systems
	7.625% 6/15/21		10,000	11,488
	Intelsat Bermuda
	11.25% 2/4/17		20,000	21,325
	PIK 11.50% 2/4/17		274	291
	Intelsat Jackson Holdings
	7.25% 10/15/20		15,000	16,538
#	Intelsat Luxembourg 144A
	7.75% 6/1/21		10,000	10,200
	8.125% 6/1/23		5,000	5,100
	Lamar Media 5.00% 5/1/23		20,000	20,100
	Level 3 Financing
	10.00% 2/1/18		12,000	13,320
#	MDC Partners 144A
	6.75% 4/1/20		15,000	15,225
	MetroPCS Wireless
	6.625% 11/15/20		10,000	10,488
	Qwest 6.75% 12/1/21		20,000	23,066
#	SES 144A 3.60% 4/4/23		25,000	25,237
	Sprint Capital 8.75% 3/15/32		12,000	14,370
	Sprint Nextel
	6.00% 12/1/16		10,000	10,875
	8.375% 8/15/17		10,000	11,688
	9.125% 3/1/17		20,000	23,750
	Telefonica Emisiones
	6.421% 6/20/16		75,000	83,367
	Telesat Canada
	#144A 6.00% 5/15/17		10,000	10,500
	12.50% 11/1/17		12,000	12,870
	Viacom 3.25% 3/15/23		25,000	25,161
#	Vivendi 144A
	3.45% 1/12/18		45,000	46,639
	6.625% 4/4/18		32,000	37,461
	Vodafone Group
	2.95% 2/19/23		25,000	24,970
	West 7.875% 1/15/19		25,000	26,750
	Windstream 7.50% 4/1/23		5,000	5,325
				831,082
Transportation – 0.14%
	Air Medical Group Holdings
	9.25% 11/1/18		13,000	14,463
#	Brambles USA 144A
	3.95% 4/1/15		40,000	41,781
	Burlington Northern Santa Fe
	4.45% 3/15/43		10,000	10,157
#	ERAC USA Finance 144A
	5.25% 10/1/20		40,000	46,512
#	Penske Truck Leasing 144A
	4.875% 7/11/22		35,000	36,979
				149,892
Utilities – 0.87%
	AES
	7.375% 7/1/21		6,000	6,990
	8.00% 6/1/20		9,000	10,710
	Ameren Illinois
	9.75% 11/15/18		50,000	68,946
#	American Transmission Systems
	144A 5.25% 1/15/22		50,000	58,066
#	APT Pipelines 144A
	3.875% 10/11/22		15,000	14,938
#	Calpine 144A 7.875% 7/31/20		13,000	14,300
	CenterPoint Energy
	5.95% 2/1/17		30,000	34,887
	CMS Energy 6.25% 2/1/20		10,000	12,243
	ComEd Financing III
	6.35% 3/15/33		25,000	26,250
	Exelon Generation
	4.00% 10/1/20		5,000	5,287
	4.25% 6/15/22		30,000	31,625
	GenOn Energy
	9.875% 10/15/20		15,000	17,250
Φ	Great Plains Energy
	5.292% 6/15/22		90,000	102,330
•	Integrys Energy Group
	6.11% 12/1/66		35,000	37,130
	Ipalco Enterprises
	5.00% 5/1/18		15,000	16,275

(continues)       33

Statements of net assets

Delaware Foundation® Growth Allocation Fund

	Principal		Value
	Amount°		(U.S. $)
Corporate Bonds (continued)
Utilities (continued)
LG&E & KU Energy
3.75% 11/15/20	USD	25,000	$26,594
4.375% 10/1/21		25,000	27,396
# Narragansett Electric 144A
4.17% 12/10/42		15,000	14,785
• NextEra Energy Capital
Holdings 6.35% 10/1/66		45,000	47,737
NiSource Finance
5.25% 2/15/43		35,000	36,810
5.80% 2/1/42		25,000	28,113
NRG Energy 7.875% 5/15/21		15,000	16,763
Pennsylvania Electric
5.20% 4/1/20		25,000	28,559
• PPL Capital Funding
6.70% 3/30/67		15,000	15,951
Public Service Company of
Oklahoma 5.15% 12/1/19		100,000	116,967
Puget Energy 6.00% 9/1/21		10,000	11,384
• Puget Sound Energy
6.974% 6/1/67		40,000	42,810
SCANA 4.125% 2/1/22		25,000	26,305
• Wisconsin Energy
6.25% 5/15/67		55,000	59,757
			957,158
Total Corporate Bonds
(cost $8,855,826)			9,544,607

Non-Agency Asset-Backed Securities – 0.21%
• Bank of America Credit Card
Trust Series 2007-A10 A10
0.273% 12/15/16		100,000	100,101
• Chase Issuance Trust
Series 2012-A10 A10
0.463% 12/16/19		100,000	100,000
#• Trafigura Securitisation Finance
Series 2012-1A A 144A
2.603% 10/15/15		20,000	20,406
World Financial Network
Credit Card Master Trust
Series 2012-B A
1.76% 5/17/21		15,000	15,262
Total Non-Agency Asset-Backed
Securities (cost $233,711)			235,769

Non-Agency Collateralized Mortgage Obligations – 0.02%
Bank of America Alternative
Loan Trust
Series 2005-3 2A1
5.50% 4/25/20		1,247	1,306
Series 2005-6 7A1
5.50% 7/25/20		1,250	1,301
Wells Fargo Mortgage-Backed
Securities Trust
Series 2006-2 3A1
5.75% 3/25/36		8,187	8,190
•Series 2006-AR5 2A1
2.639% 4/25/36		17,079	15,699
Total Non-Agency Collateralized
Mortgage Obligations
(cost $19,475)			26,496

ΔRegional Bonds – 0.37%
Australia – 0.31%
New South Wales Treasury
3.75% 11/20/20	AUD	22,000	29,616
6.00% 3/1/22	AUD	162,000	191,540
Queensland Treasury
4.25% 7/21/23	AUD	32,000	32,387
Treasury Corporation of
Victoria 6.00% 10/17/22	AUD	73,000	86,883
			340,426
Canada – 0.06%
Province of Manitoba
2.10% 9/6/22	CAD	50,000	49,393
Province of Quebec
2.625% 2/13/23	CAD	15,000	15,100
			64,493
Total Regional Bonds
(cost $410,182)			404,919

«Senior Secured Loans – 1.50%
Allied Security Holdings
Tranche 2L 9.75% 2/2/18	USD	10,000	10,063
Avis Budget Car Rental
3.75% 3/15/19		20,000	20,250
Bausch & Lomb Tranche B
5.25% 5/17/19		24,813	25,080
BNY ConvergEx Group
8.75% 12/17/17		14,088	13,939
(EZE Castle Software)
8.75% 12/17/17		5,912	5,849
Brock Holdings III
10.00% 3/16/18		5,000	5,069
Burlington Coat Factory
5.50% 2/23/17		57,794	58,634
Caesars Entertainment
Operating Tranche B6
5.45% 1/28/18		67,863	63,045
Chrysler Group 6.00% 5/24/17		71,940	73,450
Clear Channel Communications
3.85% 1/29/16		60,000	53,325
Compass Investors
5.25% 12/27/19		24,938	25,197

	Principal		Value
	Amount°		(U.S. $)
«Senior Secured Loans (continued)
@ Constellation Brands
6.00% 6/29/20	USD	20,000	$20,000
DaVita
4.00% 11/1/19		24,938	25,228
Tranche B 4.50% 10/20/16		19,797	19,917
Delos Aircraft 4.75% 4/12/16		80,000	80,599
Delta Air Lines 4.25% 4/20/17		19,749	20,021
Emdeon Tranche B
5.00% 11/2/18		19,751	20,041
First Data 5.20% 3/24/17		75,510	76,165
Getty Images 3.78% 10/18/19		24,938	25,345
Gray Television
4.75% 10/12/19		24,099	24,491
Houghton International Tranche
1st Lien 5.00% 12/20/19		89,775	91,252
2nd Lien 9.50% 12/21/20		55,000	56,031
IASIS Healthcare 4.50% 5/3/18		24,749	25,128
Immucor 5.00% 8/19/18		39,725	40,092
Infor US 5.25% 4/5/18		79,401	80,872
Intelsat Jackson Holdings
4.50% 4/2/18		9,950	10,118
Landry’s 4.75% 4/24/18		19,950	20,133
Level 3 Financing
4.75% 8/1/19		35,000	35,441
MultiPlan 4.00% 8/26/17		12,095	12,248
Novelis 3.75% 3/10/17		21,944	22,270
Nuveen Investments
5.20% 5/13/17		36,165	36,866
8.25% 2/28/19		35,000	36,138
OSI Restaurant Partners
4.75% 10/23/19		58,500	59,402
PQ 4.50% 8/7/17		14,963	15,140
Remy International
4.25% 3/5/20		19,084	19,156
Samson Investment
6.00% 9/25/18		40,000	40,580
Sensus USA 2nd Lien
8.50% 5/9/18		25,000	25,250
Smart & Final 5.75% 11/15/19		11,970	12,142
Truven Health Analytics
5.75% 6/6/19		4,975	5,062
Univision Communications
4.75% 3/1/20		81,528	82,109
Visant 5.25% 12/22/16		18,350	17,841
Warner Chilcott
4.25% 3/15/18		14,522	14,740
WC Luxco 4.25% 3/15/18		6,394	6,490
WideOpenWest Finance
4.75% 3/27/19		125,000	126,327
6.25% 7/17/18		69,649	70,624
Zayo Group 4.50% 7/2/19		16,915	17,120
Total Senior Secured Loans
(cost $1,606,792)			1,644,280

ΔSovereign Bonds – 1.64%
Australia – 0.03%
Australia Government
4.00% 8/20/20	AUD	15,000	29,974
			29,974
Brazil – 0.05%
Brazil Notas do Tesouro
Nacional Serie F
10.00% 1/1/17	BRL	112,000	56,705
			56,705
Colombia – 0.06%
Colombia Government
International
4.375% 3/21/23	COP	109,000,000	61,943
			61,943
Finland – 0.03%
Finland Government
4.00% 7/4/25	EUR	24,000	37,929
			37,929
Indonesia – 0.21%
Indonesia Treasury Bonds
5.625 5/15/23	IDR	731,000,000	75,021
7.00% 5/15/22	IDR	684,000,000	77,823
7.00% 5/15/27	IDR	452,000,000	49,935
11.00% 11/15/20	IDR	179,000,000	24,839
			227,618
Malaysia – 0.02%
Malaysia Government
4.262% 9/15/16	MYR	52,000	17,438
			17,438
Mexico – 0.27%
Mexican Bonos
6.50% 6/10/21	MXN	219,500	19,784
6.50% 6/9/22	MXN	242,000	21,910
7.50% 6/3/27	MXN	1,808,000	177,727
7.75 5/29/31	MXN	603,000	60,547
Mexico Government
International 4.75% 3/8/44	USD	20,000	20,800
			300,768
Nigeria – 0.01%
Nigeria Government
15.10% 4/27/17	NGN	1,675,000	12,063
			12,063
Panama – 0.03%
Republic of Panama
6.70% 1/26/36	USD	4,000	5,350
8.875% 9/30/27		17,000	26,367
			31,717

(continues)       35

Statements of net assets

Delaware Foundation® Growth Allocation Fund

		Principal		Value
		Amount°		(U.S. $)
	ΔSovereign Bonds (continued)
	Peru – 0.08%
	Republic of Peru
	5.625% 11/18/50	USD	10,000	$12,010
	7.125% 3/30/19		61,000	78,599
				90,609
	Philippines – 0.14%
	Republic of Philippines
	9.50% 10/21/24		99,000	155,183
				155,183
	Poland – 0.16%
	Poland Government
	4.00% 10/25/23	PLN	106,000	32,768
	5.75% 10/25/21	PLN	398,000	139,672
				172,440
	Republic of Korea – 0.03%
	Korea Treasury Inflation Linked
	2.75% 6/10/20	KRW	29,688,048	31,271
				31,271
	Russia – 0.10%
Φ	Russia-Eurobond
	7.50% 3/31/30	USD	88,350	109,620
				109,620
	South Africa – 0.16%
	South Africa Government
	2.75% 1/31/22	ZAR	414,825	53,457
	7.25% 1/15/20	ZAR	368,000	41,876
	8.00% 12/21/18	ZAR	305,000	36,057
	13.50% 9/15/15	ZAR	311,000	39,968
				171,358
	Turkey – 0.11%
	Turkey Government
	4.50% 2/11/15	TRY	22,878	13,672
	9.00% 3/5/14	TRY	65,000	36,993
	10.50% 1/15/20	TRY	103,000	68,642
				119,307
	United Kingdom – 0.12%
	United Kingdom Gilt
	4.00% 3/7/22	GBP	54,935	100,156
	4.50% 3/7/19	GBP	19,000	34,833
				134,989
	Uruguay – 0.03%
	Republic of Uruguay
	8.00% 11/18/22	USD	25,500	35,675
				35,675
	Total Sovereign Bonds
	(cost $1,777,724)			1,796,607

	Supranational Banks – 0.07%
	Andina de Fomento
	4.375% 6/15/22		20,000	21,811
	International Bank for
	Reconstruction &
	Development
	3.375% 4/30/15	NOK	190,000	33,575
	3.625% 6/22/20	NOK	90,000	16,338
	Total Supranational Banks
	(cost $70,083)			71,724

	U.S. Treasury Obligations – 0.90%
	U.S. Treasury Bonds
	¥2.75% 8/15/42	USD	240,000	222,713
	2.75% 11/15/42		95,000	88,068
	U.S. Treasury Notes
	0.75% 2/28/18		630,000	629,950
	2.00% 2/15/23		45,000	45,577
	Total U.S. Treasury Obligations
	(cost $994,814)			986,308

		Number of
		Shares
	Preferred Stock – 0.11%
	Alabama Power 5.625%		825	21,120
	BB&T 5.85%		625	16,388
	Public Storage 5.20%		600	15,012
•	US Bancorp
	3.50%		25	23,350
	6.50%		800	23,888
	Wells Fargo 5.20%		1,000	25,490
	Total Preferred Stock
	(cost $113,339)			125,248

	Warrant – 0.03%
	Kinder Morgan		5,796	29,791
	Total Warrant (cost $10,375)			29,791

		Number of
		Contracts
	Option Purchased – 0.00%
	Put Option – 0.00%
	U.S. 10 yr Futures,
	strike price $128.50,
	expires 4/26/13 (AFI)		5	78
	Total Option Purchased
	(cost $1,186)			78

	Principal		Value
	Amount°		(U.S. $)
Short-Term Investments – 5.31%
≠Discount Notes – 0.62%
Federal Home Loan Bank
0.085% 5/24/13	USD	332,234	$332,214
0.12% 4/2/13		344,778	344,778
			676,992
Repurchase Agreements – 0.94%
Bank of America 0.07%,
dated 3/28/13, to be
repurchased on 4/1/13,
repurchase price $528,145
(collateralized by U.S.
Government obligations
0.125%-1.50%
8/31/18-1/15/22;
market value $538,704)		528,141	528,141

BNP Paribas 0.15%,
dated 3/28/13, to be
repurchased on 4/1/13,
repurchase price $498,700
(collateralized by U.S.
Government obligations
0.25%-0.875%
2/28/14-7/31/19;
market value $509,165)		498,692	498,692
			1,026,833
U.S. Treasury Obligations – 3.75%
≠U.S. Treasury Bills
0.04% 4/11/13		440,118	440,114
0.0575% 4/18/13		648,261	648,251
0.065% 4/25/13		264,071	264,065
0.065% 5/9/13		401,082	401,062
0.101% 4/15/13		961,727	961,719
0.105% 5/23/13		350,000	349,971
0.105% 5/30/13		350,000	349,966
0.12% 6/6/13		350,000	349,968
0.125% 6/13/13		350,000	349,961
			4,115,077
Total Short-Term Investments
(cost $5,818,683)			5,818,902

Total Value of Securities – 102.30%
(cost $91,164,742)			$112,093,197
«Liabilities Net of Receivables
and Other Assets – (2.30%)			(2,521,219)
Net Assets Applicable to 10,054,293
Shares Outstanding – 100.00%			$109,571,978

Net Asset Value – Delaware Foundation® Growth Allocation
Fund Class A ($45,273,949 / 4,152,674 Shares)			$10.90
Net Asset Value – Delaware Foundation Growth Allocation
Fund Class B ($1,467,887 / 137,393 Shares)			$10.68
Net Asset Value – Delaware Foundation Growth Allocation
Fund Class C ($6,891,322 / 645,523 Shares)			$10.68
Net Asset Value – Delaware Foundation Growth Allocation
Fund Class R ($13,048,439 / 1,203,441 Shares)			$10.84
Net Asset Value – Delaware Foundation Growth Allocation
Fund Institutional Class ($42,890,381 / 3,915,262 Shares)			$10.95

Components of Net Assets at March 31, 2013:
Shares of beneficial interest
(unlimited authorization – no par)			$87,944,854
Undistributed net investment income			199,977
Accumulated net realized gain on investments			499,855
Net unrealized appreciation of investments
and derivatives			20,927,292
Total net assets			$109,571,978

(continues)       37

Statements of net assets

Delaware Foundation® Growth Allocation Fund

†	Non income producing security.
@	Illiquid security. At March 31, 2013, the aggregate value of illiquid securities was $1,167,220, which represented 1.07% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
X	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2013, the aggregate value of fair valued securities was $214,702, which represented 0.20% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2013, the aggregate value of Rule 144A securities was $2,746,942, which represented 2.51% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
°	Principal amount shown is stated in the currency in which each security is denominated.
•	Variable rate security. The rate shown is the rate as of March 31, 2013. Interest rates reset periodically.
w	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
Φ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at March 31, 2013.
Δ	Securities have been classified by country of origin.
«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at March 31, 2013.
¥	Fully or partially pledged as collateral for futures contracts.
≠	The rate shown is the effective yield at the time of purchase.
«	Includes foreign currency valued at $96,581 with a cost of $98,081.

Net Asset Value and Offering Price Per Share –
Delaware Foundation Growth Allocation Fund Class A
Net asset value Class A (A)	$10.90
Sales charge (5.75% of offering price) (B)	0.66
Offering price	$11.56

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $50,000 or more.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at March 31, 2013:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to				Settlement	Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Date	(Depreciation)
BAML	AUD	(622,451)	USD	630,456	4/12/13	$(16,853)
BAML	BRL	482,146	USD	(239,814)	4/12/13	(1,561)
BAML	CLP	47,257,500	USD	(99,035)	4/12/13	971
BAML	COP	253,823,000	USD	(139,550)	4/12/13	(697)
BAML	EUR	(591,071)	USD	769,710	4/12/13	11,972
BAML	INR	5,765,916	USD	(104,172)	4/12/13	1,703
BAML	JPY	11,036,027	USD	(117,929)	4/12/13	(675)
BAML	KRW	(15,187,900)	USD	13,884	4/12/13	255
BAML	MXN	4,034,101	USD	(325,284)	4/12/13	891
BAML	MYR	994,204	USD	(319,177)	4/12/13	1,340
BAML	NZD	(20,691)	USD	16,997	4/12/13	(295)
BCLY	MXN	(642,584)	USD	51,663	4/12/13	(293)
BNP	AUD	(21,469)	USD	22,377	4/12/13	51
BNP	RUB	10,077,108	USD	(326,548)	4/12/13	(3,525)
CITI	AUD	(337,190)	USD	351,510	4/12/13	855
CITI	JPY	2,843,862	USD	(30,415)	4/12/13	(200)
CITI	PLN	(175,063)	USD	54,872	4/12/13	1,188
CITI	TRY	106,938	USD	(59,082)	4/12/13	(102)
CS	COP	298,777,594	USD	(163,155)	4/12/13	290
CS	IDR	490,783,200	USD	(50,373)	4/12/13	22
CS	MXN	4,144,489	USD	(333,207)	4/12/13	1,893
GSC	BRL	224,924	USD	(113,022)	4/12/13	(1,875)
GSC	GBP	(25,766)	USD	38,783	4/12/13	(364)
GSC	NOK	85,949	USD	(14,761)	4/12/13	(55)
HSBC	EUR	(25,145)	USD	32,745	4/12/13	509
HSBC	GBP	(16,136)	USD	24,296	4/12/13	(219)
HSBC	JPY	8,146,079	USD	(87,056)	4/12/13	(507)
JPMC	BRL	124,250	USD	(62,390)	4/12/13	(992)
JPMC	EUR	(69,604)	USD	90,569	4/12/13	1,338
JPMC	GBP	(108,620)	USD	163,441	4/12/13	(1,589)
JPMC	JPY	5,860,300	USD	(62,697)	4/12/13	(433)
MNB	EUR	17,865	USD	(22,996)	4/2/13	(95)
MNB	EUR	9,107	USD	(11,616)	4/3/13	58
MNB	IDR	281,887,912	USD	(28,986)	4/1/13	5
MNB	JPY	746,659	USD	(7,947)	4/2/13	(14)
MNB	SEK	(74,341)	USD	11,398	4/3/13	(8)
MSC	AUD	(525,000)	USD	546,798	4/12/13	832
MSC	GBP	(19,600)	USD	29,493	4/12/13	(286)
MSC	JPY	9,394,540	USD	(100,474)	4/12/13	(661)
MSC	PLN	(504,066)	USD	158,016	4/12/13	3,440
MSC	ZAR	1,892,067	USD	(207,198)	4/12/13	(1,722)
TD	CLP	14,224,500	USD	(29,850)	4/12/13	251
TD	GBP	(218,170)	USD	329,730	4/12/13	(1,741)
TD	JPY	(40,948,816)	USD	431,184	4/12/13	(3,883)
TD	MXN	4,148,361	USD	(333,796)	4/12/13	1,617
						$(9,164)

Futures Contracts

	Notional			Unrealized
Contracts	Cost	Notional	Expiration	Appreciation
to Buy (Sell)	(Proceeds)	Value	Date	(Depreciation)
1 Euro-Bund	$186,994	$186,496	6/11/13	$(497)
(2) Euro-O.A.T	(350,270)	(348,714)	6/11/13	1,556
1 Long Gilt	174,944	180,480	6/29/13	5,536
14 U.S. Treasury
10 yr Notes	1,842,232	1,847,781	6/29/13	5,549
	$1,853,900			$12,144

Swap Contracts
CDS Contracts

				Annual		Unrealized
	Swap Referenced	Notional		Protection	Termination	Appreciation
Counterparty	Obligation	Value		Payments	Date	(Depreciation)
Protection Purchased:
JPMC	ITRAXX EUR Sub
Financial 18.1
	5 yr CDS	EUR	35,000	5.00%	12/20/17	$986
JPMC	ITRAXX Europe
Crossover S19
	V1 CDS	EUR	80,000	5.00%	6/20/18	318
$1,304

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The foreign currency exchange contracts and notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 8 in “Notes to financial statements.”

Summary of Abbreviations:
ADR — American Depositary Receipt
AFI — Advantage Futures
AUD — Australian Dollar
BAML — Bank of America Merrill Lynch
BCLY — Barclays Bank
BNP — Banque Paribas
BRL — Brazilian Real
CAD — Canadian Dollar
CDS — Credit Default Swap
CITI — Citigroup Global Markets
CLP — Chilean Peso
COP — Colombian Peso
CS — Credit Suisse
CVA — Dutch Certificate
EUR — European Monetary Unit
GBP — British Pound Sterling
GDR — Global Depositary Receipt
GNMA — Government National Mortgage Association
GSC — Goldman Sachs Capital
HSBC — Hong Kong Shanghai Bank
IDR — Indonesian Rupiah
INR — Indian Rupee
JPMC — JPMorgan Chase Bank
JPY — Japanese Yen
KRW — South Korean Won
MNB — Mellon National Bank
MSC — Morgan Stanley Capital
MXN — Mexican Peso
MYR — Malaysian Ringgit
NCUA — National Credit Union Administration
NGN — Nigerian Naira
NOK — Norwegian Krone
NVDR — Non-Voting Depositary Receipt
NZD — New Zealand Dollar
O.A.T — Obligations Assimilables du Tresor
PIK — Pay-in-kind
PLN — Polish Zloty
REIT — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduit
RUB — Russian Ruble
SDR — Special Drawing Right
SEK — Swedish Krona
S.F. — Single Family
TBA — To be announced
TD — Toronto Dominion Bank
TRY — Turkish Lira
UBS — Union Bank of Switzerland
USD — United States Dollar
yr — year
ZAR — South African Rand

See accompanying notes, which are an integral part of the financial statements.

(continues)       39

Statements of net assets

Delaware Foundation® Moderate Allocation Fund
March 31, 2013 (Unaudited)

		Number of	Value
		Shares	(U.S. $)
Common Stock – 59.31%
U.S. Markets – 33.44%
Consumer Discretionary – 3.09%
†	AFC Enterprises	5,240	$190,369
†	BorgWarner	1,320	102,089
†	Buffalo Wild Wings	1,435	125,606
	CEC Entertainment	2,945	96,449
=†	Century Communications Tracking	25,000	0
	Cheesecake Factory	3,020	116,602
	Cinemark Holdings	5,850	172,224
	Comcast Special Class	14,170	561,415
	Cooper Tire & Rubber	5,815	149,213
	DSW Class A	3,270	208,626
†	Express	5,990	106,682
	Ford Motor	23,480	308,762
†	G-III Apparel Group	4,235	169,866
†	Iconix Brand Group	8,060	208,512
†	Jack in the Box	5,140	177,793
	Johnson Controls	39,200	1,374,744
	Jones Group	3,430	43,630
†	Jos. A Bank Clothiers	3,345	133,466
†	Liberty Interactive Class A	80,175	1,714,141
	Lowe’s	35,300	1,338,576
	Macy’s	7,450	311,708
†	Madden (Steven)	4,625	199,523
	McDonald’s	4,650	463,559
	National CineMedia	6,355	100,282
	NIKE Class B	15,700	926,457
	Nordstrom	5,250	289,958
	Perry Ellis International	6,095	110,868
†	priceline.com	2,200	1,513,445
	Regal Entertainment Group
	Class A	8,020	133,693
†	Sally Beauty Holdings	22,700	666,926
†	SHFL Entertainment	10,455	173,239
	Starbucks	5,570	317,267
	Target	4,960	339,512
†	Tenneco	4,225	166,085
	Viacom Class B	2,650	163,161
			13,174,448
Consumer Staples – 2.95%
	Archer-Daniels-Midland	46,180	1,557,651
	Avon Products	64,700	1,341,231
	Casey’s General Stores	3,025	176,358
	Coca-Cola	3,970	160,547
	CVS Caremark	31,770	1,747,032
	General Mills	7,390	364,401
	J&J Snack Foods	1,645	126,484
	Kimberly-Clark	3,740	366,445
	Kraft Foods Group	25,867	1,332,909
	Mondelez International
	Class A	29,900	915,239
	PepsiCo	7,390	584,623
†	Prestige Brands Holdings	5,205	133,716
	Procter & Gamble	8,800	678,128
	Safeway	35,100	924,885
†	Susser Holdings	3,910	199,840
	Walgreen	41,000	1,954,881
			12,564,370
Energy – 3.55%
†	Bonanza Creek Energy	4,040	156,227
	Bristow Group	1,260	83,084
†	C&J Energy Services	4,165	95,379
†	Carrizo Oil & Gas	4,700	121,119
	Chevron	18,300	2,174,405
	ConocoPhillips	21,900	1,316,190
†	Diamondback Energy	1,615	43,347
	EOG Resources	19,955	2,555,636
	Exxon Mobil	7,000	630,770
	Halliburton	33,800	1,365,858
	Hess	1,140	81,635
†	Key Energy Services	11,710	94,617
	Kinder Morgan	55,025	2,128,366
†	Kodiak Oil & Gas	7,875	71,584
	Lufkin Industries	1,955	129,792
	Marathon Oil	46,410	1,564,945
	National Oilwell Varco	3,150	222,863
	Occidental Petroleum	18,300	1,434,171
†	Pioneer Energy Services	13,260	109,395
†	RigNet	4,930	122,954
†	Rosetta Resources	2,955	140,599
	Schlumberger	6,590	493,525
			15,136,461
Financials – 6.05%
	AFLAC	6,200	322,524
	Allstate	27,900	1,369,053
	American Campus
	Communities	2,175	98,615
	American Equity Investment
	Life Holding	11,665	173,692
	American Tower	1,350	103,842
	Ameriprise Financial	3,900	287,235
	AMERISAFE	2,585	91,871
	Apartment Investment &
	Management	4,900	150,234
	AvalonBay Communities	1,700	215,339
	Bank of New York Mellon	47,900	1,340,721
	BBCN Bancorp	7,315	95,534
	BlackRock	1,700	436,696
	Boston Properties	3,550	358,763
	BRE Properties	1,175	57,199
	Camden Property Trust	3,325	228,361

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Financials (continued)
†	Capital Bank Financial	5,420	$93,007
	Capital One Financial	6,050	332,448
	Cardinal Financial	8,600	156,348
	CBL & Associates Properties	4,975	117,410
	City Holding	3,285	130,710
	CME Group	14,625	897,829
	Colonial Properties Trust	4,825	109,093
	Corporate Office Properties
	Trust	4,725	126,063
	DCT Industrial Trust	32,765	242,461
	DDR	6,350	110,617
	Digital Realty Trust	1,375	92,001
	Dime Community Bancshares	7,645	109,782
	DuPont Fabros Technology	6,445	156,420
	EastGroup Properties	3,015	175,473
	EPR Properties	3,335	173,587
	Equity Lifestyle Properties	1,300	99,840
	Equity Residential	6,900	379,914
	Essex Property Trust	1,050	158,109
	Evercore Partners	2,640	109,824
	Extra Space Storage	2,000	78,540
	Federal Realty Investment Trust	1,100	118,844
	First Industrial Realty Trust	4,500	77,085
	First Potomac Realty Trust	3,400	50,422
	Flushing Financial	7,295	123,577
	General Growth Properties	8,425	167,489
	HCP	6,150	306,639
	Health Care REIT	2,250	152,798
	Healthcare Realty Trust	5,950	168,921
	Healthcare Trust of America	6,425	75,494
	Home Bancshares	2,815	106,041
	Host Hotels & Resorts	28,545	499,252
@	Independent Bank	3,785	123,353
†	IntercontinentalExchange	10,150	1,655,160
	JPMorgan Chase	14,160	672,034
	Kilroy Realty	2,800	146,720
	Kimco Realty	9,725	217,840
	LaSalle Hotel Properties	6,830	173,345
	Lexington Realty Trust	7,475	88,205
	Liberty Property Trust	4,325	171,919
	Macerich	2,400	154,512
	Marsh & McLennan	35,900	1,363,123
	National Retail Properties	7,550	273,084
	Park National	1,860	129,809
	Parkway Properties	2,700	50,085
	Post Properties	1,975	93,023
	Primerica	4,220	138,332
	ProAssurance	2,100	99,393
	Progressive	59,975	1,515,568
	ProLogis	7,850	313,843
	Prosperity Bancshares	3,135	148,568
	Prudential Financial	2,640	155,734
	PS Business Parks	1,200	94,704
	Public Storage	2,400	365,568
	Ramco-Gershenson
	Properties Trust	13,160	221,088
	Rayonier	775	46,244
	Regency Centers	3,200	169,312
	RLJ Lodging Trust	2,625	59,745
	Senior Housing Properties Trust	2,700	72,441
	Simon Property Group	6,650	1,054,424
	SL Green Realty	3,250	279,858
	Sovran Self Storage	2,515	162,192
	State Street	5,400	319,086
†	Stifel Financial	2,465	85,462
†	Strategic Hotels & Resorts	10,950	91,433
	Summit Hotel Properties	8,000	83,760
†	Sunstone Hotel Investors	5,075	62,473
	Susquehanna Bancshares	11,715	145,617
	Tanger Factory Outlet Centers	3,900	141,102
	Taubman Centers	400	31,064
†	Texas Capital Bancshares	1,590	64,316
	Travelers	20,350	1,713,266
	Trustmark	3,935	98,414
	Ventas	4,450	325,740
	Vornado Realty Trust	4,275	357,561
†	WageWorks	3,455	86,479
†	Walter Investment Management	1,795	66,864
	Washington Real Estate
	Investment Trust	1,100	30,624
	Webster Financial	5,840	141,678
	Wells Fargo	16,980	628,090
†	Western Alliance Bancorp	5,620	77,781
			25,785,753
Healthcare – 4.52%
	Abbott Laboratories	6,300	222,516
	AbbVie	6,300	256,914
†	Acorda Therapeutics	4,330	138,690
	Air Methods	3,745	180,659
†	Align Technology	5,320	178,273
†	Alkermes	8,955	212,323
	Allergan	18,775	2,095,853
	Baxter International	19,000	1,380,160
	Cardinal Health	31,800	1,323,516
†	Celgene	19,565	2,267,779
†	Cepheid	1,670	64,078
	Conmed	4,335	147,650
	CryoLife	10,345	62,173
†	Express Scripts	6,810	392,597
†	Gilead Sciences	10,860	531,380
†	Greenway Medical Technologies	3,075	48,893

(continues)       41

Statements of net assets

Delaware Foundation® Moderate Allocation Fund

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Healthcare (continued)
†	Haemonetics	3,765	$156,850
†	Incyte	5,525	129,340
†	InterMune	7,390	66,880
	Johnson & Johnson	17,920	1,461,018
	Merck	43,910	1,942,139
†	Merit Medical Systems	8,990	110,217
	Perrigo	7,100	842,983
	Pfizer	73,352	2,116,939
	Quest Diagnostics	23,700	1,337,865
†	Quidel	7,150	169,813
	Spectrum Pharmaceuticals	10,805	80,605
	Thermo Fisher Scientific	4,780	365,622
	UnitedHealth Group	8,210	469,694
†	Vertex Pharmaceuticals	3,660	201,227
†	WellCare Health Plans	2,230	129,251
	West Pharmaceutical Services	2,580	167,545
			19,251,442
Industrials – 2.88%
	AAON	5,700	157,263
	Acuity Brands	3,375	234,056
	Applied Industrial Technologies	4,485	201,825
	Barnes Group	5,260	152,172
	Caterpillar	7,850	682,715
†	Chart Industries	2,140	171,221
†	Columbus McKinnon	6,080	117,040
†	Cross Country Healthcare	10,595	56,259
	Cummins	1,440	166,766
	Deere	1,750	150,465
	Eaton	3,000	183,750
	ESCO Technologies	2,985	121,967
†	Esterline Technologies	2,805	212,339
	FedEx	1,970	193,454
	Fluor	2,710	179,754
†	FTI Consulting	3,075	115,805
	General Electric	21,520	497,542
†	Genesee & Wyoming	1,540	143,389
	Granite Construction	1,548	49,288
	Honeywell International	5,740	432,509
	Hunt (J.B.) Transport Services	2,310	172,049
†	Kadant	4,655	116,375
†	KEYW Holding	10,060	162,268
	Kforce	9,545	156,252
	Lockheed Martin	2,240	216,205
	Manpower	1,570	89,050
	McGrath RentCorp	2,910	90,501
†	MYR Group	5,810	142,694
	Northrop Grumman	19,600	1,374,940
	Raytheon	23,500	1,381,565
	Republic Services	4,870	160,710
	Rockwell Collins	1,590	100,361
†	RPX	4,420	62,366
†	Tetra Tech	4,120	125,619
†	Titan Machinery	4,240	117,660
	Towers Watson Class A	3,400	235,688
	Triumph Group	3,580	281,030
	Union Pacific	2,980	424,382
	United Stationers	4,815	186,100
	United Technologies	6,390	597,018
	URS	4,530	214,767
	US Ecology	5,880	156,114
	Waste Management	35,200	1,380,192
†	XPO Logistics	6,930	116,701
			12,280,186
Information Technology – 7.61%
	Accenture Class A	4,250	322,873
†	Adobe Systems	46,725	2,033,005
†	Amkor Technology	16,470	65,880
	Anixter International	2,005	140,190
	Apple	6,405	2,835,044
†	Applied Micro Circuits	14,945	110,892
	Avago Technologies	6,240	224,141
†	BMC Software	32,975	1,527,732
†	Brightcove	8,810	54,710
†	Cirrus Logic	3,950	89,863
	Cisco Systems	69,030	1,443,417
†	Citrix Systems	2,700	194,832
†	comScore	4,040	67,791
†	EMC	16,560	395,618
†	EPAM Systems	3,275	76,078
†	ExactTarget	4,330	100,759
†	ExlService Holdings	2,530	83,186
†	FARO Technologies	4,110	178,333
†	Fortinet	8,860	209,805
†	Google Class A	2,555	2,028,747
	Intel	77,520	1,693,812
	International Business Machines	1,910	407,403
†	InterXion Holding	4,540	109,959
	Intuit	25,300	1,660,945
	j2 Global	4,765	186,836
†	Liquidity Services	2,255	67,222
	MasterCard Class A	3,935	2,129,347
	Microsoft	20,780	594,516
	Motorola Solutions	21,414	1,371,138
†	NETGEAR	2,925	98,017
†	Nuance Communications	5,190	104,734
	Plantronics	2,800	123,732
†	Proofpoint	7,075	119,285
	QUALCOMM	40,675	2,723,190
†	Rofin-Sinar Technologies	4,100	111,069
†	Semtech	5,495	194,468

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Information Technology (continued)
†	Shutterfly	3,180	$140,461
†	SS&C Technologies Holdings	4,020	120,520
†	Synaptics	4,030	163,981
	Syntel	1,495	100,942
†	TeleTech Holdings	6,825	144,758
†	Teradata	20,350	1,190,679
	Texas Instruments	7,010	248,715
†	Trulia	760	23,849
†	ValueClick	6,220	183,801
†	VeriFone Systems	16,025	331,397
†	VeriSign	20,675	977,514
	Visa Class A	14,925	2,534,861
†	Vocus	8,985	127,138
	Xerox	154,600	1,329,560
†	Yahoo	39,600	931,788
			32,428,533
Materials – 0.89%
	Allegheny Technologies	6,050	191,846
	Boise	13,125	113,663
	Buckeye Technologies	4,040	120,998
	Cabot	4,400	150,480
	Celanese Class A	5,140	226,417
†	Chemtura	5,845	126,310
†	Coeur d’Alene Mines	4,270	80,532
	duPont (E.I.) deNemours	33,350	1,639,485
	Eastman Chemical	3,310	231,270
	Innophos Holdings	2,190	119,486
	International Paper	3,640	169,551
	Kaiser Aluminum	2,010	129,947
	Koppers Holdings	2,540	111,709
	Materion	4,040	115,140
	MeadWestvaco	3,510	127,413
	Neenah Paper	2,430	74,747
	Stepan	925	58,368
			3,787,362
Telecommunication Services – 1.31%
	AT&T	53,310	1,955,944
	Atlantic Tele-Network	1,890	91,684
†	Crown Castle International	30,700	2,137,948
	NTELOS Holdings	2,425	31,064
	Verizon Communications	27,800	1,366,370
			5,583,010
Utilities – 0.59%
†=	Calpine Escrow Tracking	20,000	0
	Cleco	3,430	161,313
	Edison International	29,510	1,484,944
	MDU Resources Group	8,180	204,418
	NorthWestern	2,635	105,031
	OGE Energy	3,670	256,827
	Sempra Energy	2,640	211,042
	UIL Holdings	2,585	102,340
			2,525,915
Total U.S. Markets
	(cost $97,385,061)		142,517,480

§Developed Markets – 19.23%
Consumer Discretionary – 3.18%
	Adidas	3,290	341,347
	Aeon	15,400	198,942
	Bayerische Motoren Werke	10,131	874,116
	British Sky Broadcasting Group	21,900	293,827
	Cie Financiere Richemont
	Class A	2,780	218,125
	Don Quijote	27,400	1,212,377
	FamilyMart	4,400	203,336
	Hennes & Mauritz Class B	6,700	239,561
	Inditex	2,215	293,583
	LVMH Moet Hennessy
	Louis Vuitton	1,250	214,550
	McDonald’s Holdings Japan	6,200	166,905
	NGK Spark Plug	17,000	259,524
	NHK Spring	17,600	183,049
	Nitori Holdings	12,424	956,911
	Pirelli & C	15,500	162,625
	PPR	4,219	926,953
	Publicis Groupe	15,097	1,012,308
	Shimamura	2,000	233,294
	Shimano	2,900	236,609
	SKYCITY Entertainment Group	59,500	219,520
	Sumitomo Rubber Industries	29,641	494,384
	Suzuki Motor	10,400	231,909
	Techtronic Industries	270,000	657,387
	Toyota Motor	50,689	2,598,261
	Yue Yuen Industrial Holdings	342,000	1,114,659
			13,544,062
Consumer Staples – 2.95%
	Anheuser-Busch InBev	5,660	560,470
†	Aryzta	32,981	1,946,904
	British American Tobacco	11,040	591,645
	Carlsberg Class B	9,007	876,473
	Coca-Cola Amatil	48,872	741,840
	Compass Group	22,960	293,222
	Danone	3,000	208,736
	Diageo	17,700	558,056
	Greggs	82,482	597,560
	Imperial Tobacco Group	10,150	354,561
	Japan Tobacco	9,700	309,662
	Kao	8,800	284,203
	Kerry Group Class A	4,200	250,265

(continues)       43

Statements of net assets

Delaware Foundation® Moderate Allocation Fund

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
§Developed Markets (continued)
Consumer Staples (continued)
	Koninklijke Ahold	17,850	$273,543
	L’Oreal	1,960	310,787
	Nestle	19,180	1,386,737
	Reckitt Benckiser Group	4,510	323,311
	SABMiller	4,150	218,430
	Tate & Lyle	15,300	197,604
	Tesco	198,886	1,153,034
	Unilever	5,580	236,042
	Unilever CVA	6,700	274,442
	WM Morrison Supermarkets	52,200	219,069
	Woolworths	12,150	427,422
			12,594,018
Energy – 1.00%
	Aker Solutions	11,800	219,394
	AMEC	12,400	198,963
	BG Group	18,800	322,506
†	Lundin Petroleum	9,500	205,555
	Saipem	8,700	267,539
	Santos	14,000	181,172
	Subsea 7	38,877	908,528
	Total	23,859	1,142,453
†	Transocean	15,400	800,184
			4,246,294
Financials – 2.33%
	Aberdeen Asset Management	28,000	182,601
	Admiral Group	9,715	196,623
	AIA Group	49,400	216,372
	AXA	59,635	1,025,102
	Baloise Holding	2,070	193,810
	City Developments	21,000	191,794
†	Credit Agricole	21,950	180,806
	Daito Trust Construction	2,800	239,754
†	Danske Bank	13,820	247,106
	Hang Lung Properties	61,000	227,889
	Hargreaves Lansdown	15,350	202,448
	KBC Groep	4,700	161,884
	Maiden Holdings	4,365	46,225
	Man Group	132,800	179,890
	Mitsubishi UFJ Financial Group	244,573	1,465,411
	Muenchener Rueckversicherungs	1,875	350,666
	Nordea Bank	118,395	1,340,835
	Oversea-Chinese Banking	32,000	274,717
	SCOR	6,900	198,123
	Seven Bank	69,000	221,375
†	Shopping Centres Australasia
	Property Group	42,900	73,918
	Sony Financial Holdings	12,100	179,964
	Standard Chartered	58,640	1,517,827
†	UBS	18,000	275,829
†	UniCredit	123,332	526,450
			9,917,419
Healthcare – 2.75%
	Bayer	6,270	646,753
	Coloplast Class B	3,630	195,278
	CSL	6,110	376,769
	Dainippon Sumitomo Pharma	15,000	264,846
	Fresenius	1,920	236,984
	GlaxoSmithKline	35,150	821,692
†	ICON	4,855	156,768
	Meda Class A	34,978	414,648
	Miraca Holdings	4,400	210,815
	Novartis	19,240	1,366,759
	Novo Nordisk ADR	6,975	1,126,463
	Novo Nordisk Class B	3,250	528,028
	Roche Holding	4,600	1,070,669
	Sanofi	14,323	1,455,392
	Stada Arzneimittel	31,041	1,270,890
	Teva Pharmaceutical
	Industries ADR	39,500	1,567,360
			11,710,114
Industrials – 3.48%
†	ABB	16,550	373,181
	Alstom	20,068	816,742
	Assa Abloy Class B	5,500	224,591
	Brambles	27,850	245,585
	Deutsche Lufthansa	12,450	243,136
	Deutsche Post	45,994	1,059,759
	East Japan Railway	21,641	1,777,170
	Elbit Systems	4,450	187,902
	European Aeronautic
	Defence & Space	6,100	310,426
	G4S	49,600	219,613
	Hoya	10,200	191,365
	IHI	65,000	196,802
	Invensys	40,200	214,275
	ITOCHU	112,749	1,376,273
	Keppel	29,000	261,819
	Komatsu	8,200	194,525
	Kone Class B	2,870	225,701
	Koninklijke Philips Electronics	35,346	1,045,941
	Mitsubishi Electric	32,000	258,706
	Rexam	122,335	980,527
†	Rolls-Royce Holdings	17,200	295,320
	Schindler Holding	1,410	206,562
	Schneider Electric	5,035	367,885
	Singapore Airlines	24,000	210,294
	Sodexo	2,700	251,614
	Swire Pacific Class A	16,500	210,327
	Teleperformance	33,484	1,426,925
	Vinci	20,757	935,116
	Volvo Class B	20,200	293,708
	Yamato Holdings	13,700	247,715
			14,849,505

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
§Developed Markets (continued)
Information Technology – 0.71%
	ASM Pacific Technology	15,850	$174,170
†	ASML Holding	4,850	326,205
†	CGI Group Class A	58,173	1,581,096
	Computershare	19,660	208,774
	SAP	4,710	377,345
	Seiko Epson	19,900	192,383
	Trend Micro	6,800	190,065
			3,050,038
Materials – 2.11%
	Air Liquide	3,170	385,135
	Anglo American ADR	12,300	158,006
	AuRico Gold	75,266	474,187
	BASF	4,940	432,625
	BHP Billiton Limited	23,700	808,322
†	Cemex Latam Holdings	55,064	413,847
	Johnson Matthey	6,600	230,653
	Kansai Paint	17,000	188,187
	Lafarge	8,927	593,095
†	Lonmin	30,600	135,254
	Rio Tinto	34,106	1,598,719
	Rio Tinto Limited	4,500	267,979
	Shin-Etsu Chemical	6,100	402,433
	Syngenta	945	394,123
	Syngenta ADR	12,475	1,044,781
	Umicore	4,600	216,078
	Yamana Gold	81,067	1,248,902
			8,992,326
Telecommunication Services – 0.53%
	BT Group	39,100	165,161
	KDDI	23,914	997,158
	Millicom International
	Cellular SDR	2,300	183,711
†	Telefonica Deutschland Holding	26,050	199,418
	Vodafone Group	144,850	410,692
	Vodafone Group ADR	10,030	284,952
			2,241,092
Utilities – 0.19%
	Centrica	34,400	192,193
	National Grid	35,653	414,423
†	Shikoku Electric Power	14,000	199,001
			805,617
Total Developed Markets
	(cost $66,325,240)		81,950,485

XEmerging Markets – 6.64%
Consumer Discretionary – 0.40%
	Grupo Televisa ADR	22,350	594,734
	Hyundai Home
	Shopping Network	4,930	613,239
	Hyundai Motor	1,185	237,864
	Mahindra & Mahindra	15,132	240,088
			1,685,925
Consumer Staples – 0.87%
	Brazil Foods ADR	26,560	587,242
	China Mengniu Dairy	114,000	327,495
	Cia Brasileira de Distribuicao
	Grupo Pao de Acucar ADR	6,700	356,976
	Fomento Economico
	Mexicano ADR	3,625	411,438
†	Hypermarcas	40,600	321,745
@	Lotte Chilsung Beverage	274	367,896
@	Lotte Confectionery	184	291,177
	Tingyi Cayman Islands Holding	91,816	239,518
	Tsingtao Brewery	30,162	192,336
	United Spirits	8,665	303,143
	Wal-Mart de Mexico Series V	92,422	302,329
			3,701,295
Energy – 1.21%
	Cairn India	47,355	237,669
	China Petroleum & Chemical	174,500	205,465
	CNOOC ADR	1,540	294,910
	Gazprom ADR	61,930	529,502
	LUKOIL ADR	6,400	412,800
	PetroChina ADR	2,000	263,640
	Petroleo Brasileiro SA ADR	49,300	816,901
†	Polski Koncern Naftowy Orlen	12,211	192,707
	PTT	28,391	313,788
#@	Reliance Industries GDR 144A	34,258	975,668
†	Rosneft Oil GDR	41,100	313,593
	Sasol ADR	6,100	270,474
	Tambang Batubara Bukit
	Asam Persero	153,500	227,466
	YPF ADR	8,400	120,036
			5,174,619
Financials – 1.06%
	Banco Santander Brasil ADR	37,650	273,339
	Bangkok Bank	42,261	320,039
	China Construction Bank	397,449	324,613
#=†	Etalon Group GDR 144A	16,400	82,000
	ICICI Bank ADR	7,700	330,330
	Industrial & Commercial
	Bank of China	700,800	491,121
	Itau Unibanco Holding ADR	22,400	398,720
†	KB Financial Group ADR	17,289	571,242
	Powszechna Kasa
	Oszczednosci Bank Polski	12,703	134,752

(continues)       45

Statements of net assets

Delaware Foundation® Moderate Allocation Fund

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
XEmerging Markets (continued)
Financials (continued)
	Samsung Life Insurance	3,123	$291,701
=	Sberbank	165,821	525,470
	Standard Bank Group	29,277	377,179
@†	UEM Land Holdings	439,123	381,230
			4,501,736
Industrials – 0.40%
	All America Latina Logistica	28,189	140,369
†	Empresas ICA ADR	23,300	308,958
@†	Gol Linhas Aereas
	Inteligentes ADR	30,900	183,855
@	KCC	1,666	443,642
	Remgro	11,506	229,317
	Santos Brasil Participacoes	12,700	186,705
	Siam Cement	12,470	204,182
			1,697,028
Information Technology – 0.99%
†	Baidu ADR	2,400	210,480
†	Foxconn International Holdings	357,000	133,371
	Hon Hai Precision Industry	190,715	528,007
†	LG Display ADR	18,300	266,997
	LG Electronics	3,450	252,218
	Samsung Electronics	1,134	1,537,883
†	Sina	4,000	194,360
†	Sohu.com	6,200	307,582
	Taiwan Semiconductor
	Manufacturing	78,069	261,354
	Taiwan Semiconductor
	Manufacturing ADR	15,400	264,726
	United Microelectronics	459,000	170,563
†	WNS Holdings ADR	7,345	108,265
			4,235,806
Materials – 0.62%
†	Anglo American Platinum	3,880	161,355
@†	ArcelorMittal South Africa	22,430	69,417
	Braskem ADR	16,875	228,488
†	Cemex ADR	42,250	515,873
@†	Fibria Celulose ADR	34,090	411,466
@	Gerdau	17,100	118,331
	Gerdau ADR	20,400	157,284
	Impala Platinum Holdings	8,403	123,994
	Siam Cement NVDR	9,800	160,464
	Ultratech Cement	6,557	225,748
	Vale ADR	27,225	470,720
			2,643,140
Telecommunication Services – 1.09%
	America Movil ADR	11,600	243,136
	China Mobile ADR	6,625	351,986
	China Telecom	546,000	275,020
	China Unicom ADR	30,043	404,980
	Chunghwa Telecom ADR	8,460	263,106
†	KT ADR	32,050	503,506
†	MegaFon GDR	13,300	412,300
	Mobile Telesystems ADR	10,500	217,770
	MTN Group	13,996	245,940
	SK Telecom ADR	47,300	845,251
	Telefonica Brasil ADR	13,705	365,649
†	Turkcell Iletisim Hizmet ADR	14,550	242,112
	Vodacom Group	22,635	270,697
			4,641,453
Total Emerging Markets
	(cost $25,707,176)		28,281,002

Total Common Stock
	(cost $189,417,477)		252,748,967

Convertible Preferred Stock – 0.41%
	Apache 6.00%
	exercise price $109.12,
	expiration date 8/1/13	3,500	155,890
	ArcelorMittal 6.00%
	exercise price $20.94,
	expiration date 12/21/15	2,525	53,656
	Aspen Insurance
	Holdings 5.625%
	exercise price $29.28,
	expiration date 12/31/49	2,907	192,952
	Bank of America 7.25%
	exercise price $50.00,
	expiration date 12/31/49	38	46,441
#	Chesapeake Energy 144A
	5.75% exercise price $27.90,
	expiration date 12/31/49	77	78,877
	Cliffs Natural Resources 7.00%
	exercise price $35.53,
	expiration date 2/1/16	4,050	75,614
	Goodyear Tire & Rubber 5.875%
	exercise price $18.21,
	expiration date 3/31/14	3,250	143,609
	HealthSouth 6.50%
	exercise price $30.50,
	expiration date 12/31/49	191	224,472
	Huntington Bancshares 8.50%
	exercise price $11.95,
	expiration date 12/31/49	89	114,543
	MetLife 5.00%
	exercise price $44.28,
	expiration date 9/4/13	3,800	187,720
	PPL 9.50%
	exercise price $28.80,
	expiration date 7/1/13	3,400	187,408

	Number of		Value
	Shares		(U.S. $)
Convertible Preferred Stock (continued)
SandRidge Energy 8.50%
exercise price $8.01,
expiration date 12/31/49		1,128	$103,821
Wells Fargo 7.50%
exercise price $156.71,
expiration date 12/31/49		138	177,848
Total Convertible Preferred Stock
(cost $1,754,534)			1,742,851

Exchange-Traded Fund – 0.05%
iShares MSCI EAFE Growth Index		3,460	219,053
Total Exchange-Traded Fund
(cost $217,849)			219,053

	Principal
	Amount°
Agency Asset-Backed Securities – 0.02%
Fannie Mae Grantor Trust
Series 2003-T4 2A5
5.407% 9/26/33	USD	63,272	67,413
• Fannie Mae Whole Loan
Series 2002-W11 AV1
0.544% 11/25/32		10,568	9,781
Total Agency Asset-Backed
Securities (cost $73,333)			77,194

Agency Collateralized Mortgage Obligations – 0.26%
Fannie Mae REMICs
Series 1996-46 ZA
7.50% 11/25/26		38,490	44,774
Series 2003-26 AT
5.00% 11/25/32		123,097	128,863
Series 2003-122 AJ
4.50% 2/25/28		7,098	7,139
Series 2010-41 PN
4.50% 4/25/40		120,000	135,647
Series 2010-96 DC
4.00% 9/25/25		5,000	5,442
•Series 2012-122 SD
5.896% 11/25/42		207,038	55,732
•Series 2012-124 SD
5.946% 11/25/42		287,107	84,416
Series 2013-38 Al
3.00% 4/25/33		290,000	42,050
Freddie Mac REMICs
Series 1730 Z
7.00% 5/15/24		28,731	33,019
Series 4065 DE
3.00% 6/15/32		30,000	32,187
•Series 4148 SA
5.897% 12/15/42		346,741	97,096
GNMA Series 2010-113 KE
4.50% 9/20/40		295,000	337,151
NCUA Guaranteed Notes
Series 2010-C1 A2
2.90% 10/29/20		100,000	106,571
Total Agency Collateralized
Mortgage Obligations
(cost $1,060,867)			1,110,087

Agency Mortgage-Backed Securities – 6.03%
Fannie Mae
4.50% 5/1/41		117,072	122,130
6.50% 8/1/17		20,760	22,974
Fannie Mae Relocation 30 yr
5.00% 1/1/36		11,278	12,106
Fannie Mae S.F. 15 yr
2.50% 2/1/28		329,211	342,316
3.00% 11/1/27		56,459	59,695
3.50% 7/1/26		111,996	119,922
3.50% 10/1/26		642,176	681,200
4.00% 11/1/25		290,263	315,282
5.00% 9/1/18		25,468	27,548
5.50% 6/1/22		3,519	3,853
Fannie Mae S.F. 15 yr TBA
2.50% 4/1/28		4,207,000	4,364,105
3.00% 4/1/28		3,280,000	3,448,484
Fannie Mae S.F. 20 yr
5.00% 11/1/23		10,188	11,197
5.50% 8/1/28		26,815	29,282
5.50% 12/1/29		17,334	18,929
Fannie Mae S.F. 30 yr
4.00% 11/1/40		45,978	49,040
4.00% 1/1/41		220,869	235,578
4.00% 9/1/41		32,490	34,663
4.00% 10/1/41		78,227	83,436
4.00% 3/1/42		320,756	344,765
4.00% 1/1/43		620,830	662,367
4.50% 7/1/36		32,845	35,403
4.50% 4/1/40		48,384	52,198
4.50% 2/1/41		55,306	59,700
4.50% 3/1/41		79,019	85,297
4.50% 8/1/41		244,063	263,454
4.50% 10/1/41		134,930	145,650
4.50% 11/1/41		114,850	123,974
5.00% 2/1/35		9,216	10,043
6.00% 4/1/38		318,204	348,967
6.00% 2/1/41		174,399	192,954
6.50% 2/1/36		51,157	57,797
7.50% 6/1/31		23,809	29,060
Fannie Mae S.F. 30 yr TBA
3.00% 4/1/43		2,221,000	2,290,753
3.00% 5/1/43		915,000	941,163
3.50% 4/1/43		3,235,000	3,415,958

(continues)       47

Statements of net assets

Delaware Foundation® Moderate Allocation Fund

		Principal		Value
		Amount°		(U.S. $)
Agency Mortgage-Backed Securities (continued)
	Fannie Mae S.F. 30 yr TBA (continued)
	3.50% 5/1/43	USD	2,850,000	$3,002,297
	4.00% 5/1/43		246,000	261,952
	4.50% 5/1/43		497,000	536,061
	Freddie Mac 4.50% 1/1/41		217,700	228,133
•	Freddie Mac ARM
	2.763% 7/1/36		30,838	32,991
	2.865% 4/1/34		11,506	12,273
	Freddie Mac S.F. 15 yr
	5.00% 6/1/18		29,238	31,319
	Freddie Mac S.F. 30 yr
	3.00% 11/1/42		104,744	107,954
	4.00% 10/1/40		126,868	134,852
	4.00% 11/1/40		74,069	78,730
	4.50% 3/1/42		555,901	595,052
	5.50% 7/1/40		687,241	746,246
	6.00% 4/1/37		127,806	139,737
	6.00% 8/1/38		137,063	151,225
	6.00% 10/1/38		205,098	226,553
	6.00% 5/1/40		283,397	309,854
	7.00% 11/1/33		25,626	30,165
	GNMA I S.F. 30 yr
	7.50% 9/15/31		17,832	19,647
Total Agency Mortgage-Backed
	Securities (cost $25,613,670)			25,686,284

Commercial Mortgage-Backed Securities – 1.34%
	BAML Commercial
	Mortgage Securities
	Series 2006-4 A4
	5.634% 7/10/46		135,000	151,716
•	Bear Stearns Commercial
	Mortgage Securities
	Series 2004-PWR4 A3
	5.468% 6/11/41		59,191	61,536
	Series 2005-PW10 A4
	5.405% 12/11/40		90,000	99,094
	Series 2005-T20 A4A
	5.147% 10/12/42		75,000	82,175
	Series 2006-PW12 A4
	5.718% 9/11/38		345,000	389,177
	Citigroup Commercial
	Mortgage Trust
	Series 2012-GC8 A4
	3.024% 9/10/45		160,000	163,763
•t	Commercial Mortgage Pass
	Through Certificates
	Series 2005-C6 A5A
	5.116% 6/10/44		85,000	92,342
	Series 2013-CR6 A2
	2.122% 3/10/46		220,000	226,389
•	Credit Suisse Mortgage
	Capital Certificates
	Series 2006-C1 AAB
	5.407% 2/15/39		38,798	40,208
#	DBUBS Mortgage Trust 144A
	Series 2011-LC1A A3
	5.002% 11/10/46		315,000	370,781
	•Series 2011-LC1A C
	5.557% 11/10/46		100,000	115,592
#•	FREMF Mortgage Trust
	Series 2012-K21 B
	144A 3.939% 7/25/45		90,000	92,782
	Goldman Sachs Mortgage
	Securities II
	•Series 2004-GG2 A6
	5.396% 8/10/38		220,000	229,774
	Series 2005-GG4 A4A
	4.751% 7/10/39		120,000	127,758
	#Series 2010-C1 A2 144A
	4.592% 8/10/43		165,000	189,830
	JPMorgan Chase Commercial
	Mortgage Securities
	•Series 2005-LDP3 A4A
	4.936% 8/15/42		125,000	135,077
	•Series 2005-LDP5 A4
	5.201% 12/15/44		1,110,000	1,216,654
	Series 2011-C5 A3
	4.171% 8/15/46		255,000	285,099
	LB-UBS Commercial
	Mortgage Trust
	Series 2004-C1 A4
	4.568% 1/15/31		79,838	81,847
	Morgan Stanley Bank of
	America Merrill Lynch Trust
	Series 2013-C8 AS
	3.376% 12/15/48		135,000	138,341
	•Series 2013-C8 B
	3.676% 12/15/48		70,000	72,201
	Morgan Stanley Capital I
	Series 2005-HQ6 A4A
	4.989% 8/13/42		400,000	430,575
	•Series 2007-T27 A4
	5.651% 6/11/42		245,000	286,614
#	OBP Depositor Trust Series
	2010-OBP A 144A
	4.646% 7/15/45		135,000	155,358
#	VNO Mortgage Trust
	Series 2012-6AVE A 144A
	2.996% 11/15/30		315,000	317,117

		Principal		Value
		Amount°		(U.S. $)
Commercial Mortgage-Backed Securities (continued)
	WF-RBS Commercial
	Mortgage Trust
	Series 2012-C9 A3
	2.87% 11/15/45	USD	120,000	$121,056
	Series 2012-C9 B
	3.84% 11/15/45		45,000	46,652
Total Commercial Mortgage-Backed
	Securities (cost $5,445,225)			5,719,508

Convertible Bonds – 1.64%
	Advanced Micro Devices 6.00%
	exercise price $28.08,
	expiration date 4/30/15		193,000	192,759
#	Alaska Communications
	System Group 144A 6.25%
	exercise price $10.28,
	expiration date 4/27/18		134,000	97,066
	Alcatel-Lucent USA 2.875%
	exercise price $15.35,
	expiration date 6/13/25		26,000	26,114
	Alere 3.00%
	exercise price $43.98,
	expiration date 5/15/16		158,000	156,025
	Ares Capital 5.75%
	exercise price $19.13,
	expiration date 2/1/16		139,000	151,336
ϕ	ArvinMeritor 4.00%
	exercise price $26.73,
	expiration date 2/12/27		263,000	210,564
	BGC Partners 4.50%
	exercise price $9.84,
	expiration date 7/13/16		133,000	132,252
#	Blucora 144A 4.25%
	exercise price $21.66,
	expiration date 9/28/18		86,000	89,494
	Chesapeake Energy
	2.25% exercise price $85.61,
	expiration date 12/14/38		60,000	53,550
	2.50% exercise price $51.14,
	expiration date 5/15/37		62,000	59,714
#	Ciena 144A 3.75%
	exercise price $20.17,
	expiration date 10/15/18		160,000	182,200
#	Clearwire Communications
	144A 8.25%
	exercise price $7.08,
	expiration date 11/30/40		106,000	118,588
#	Corporate Office
	Properties 144A 4.25%
	exercise price $47.96,
	expiration date 4/12/30		171,000	178,481
	Dendreon 2.875%
	exercise price $51.24,
	expiration date 1/13/16		162,000	130,005
#	Gaylord Entertainment 144A
	3.75% exercise price $22.23,
	expiration date 9/29/14		84,000	173,513
ϕ	General Cable 4.50%
	exercise price $36.75,
	expiration date 11/15/29		183,000	228,979
	Gilead Sciences 1.625%
	exercise price $22.71,
	expiration date 5/1/16		60,000	130,350
	Helix Energy Solutions
	Group 3.25%
	exercise price $25.02,
	expiration date 3/12/32		171,000	210,437
ϕ	Hologic 2.00%
	exercise price $31.17,
	expiration date 2/27/42		170,000	178,500
#	Iconix Brand Group 144A 2.50%
	exercise price $30.75,
	expiration date 5/31/16		122,000	136,106
#	Illumina 144A 0.25%
	exercise price $83.55,
	expiration date 3/11/16		80,000	77,200
	Intel 3.25%
	exercise price $22.20,
	expiration date 8/1/39		168,000	202,546
	International Game
	Technology 3.25%
	exercise price $19.93,
	expiration date 5/1/14		90,000	97,256
	Jefferies Group 3.875%
	exercise price $45.82,
	expiration date 10/31/29		171,000	176,451
	L-3 Communications
	Holdings 3.00%
	exercise price $91.21,
	expiration date 8/1/35		132,000	134,145
	Leap Wireless
	International 4.50%
	exercise price $93.21,
	expiration date 7/10/14		176,000	180,180
#	Lexington Realty
	Trust 144A 6.00%
	exercise price $6.93,
	expiration date 1/11/30		73,000	127,431
	Linear Technology 3.00%
	exercise price $42.07,
	expiration date 4/30/27		141,000	151,046
	Live Nation
	Entertainment 2.875%
	exercise price $27.14,
	expiration date 7/14/27		228,000	229,710
	MGM Resorts
	International 4.25%
	exercise price $18.58,
	expiration date 4/10/15		208,000	226,330

(continues)       49

Statements of net assets

Delaware Foundation® Moderate Allocation Fund

		Principal		Value
		Amount°		(U.S. $)
Convertible Bonds (continued)
#	Molina Healthcare 144A 1.125%
	exercise price $40.77,
	expiration date 1/13/20	USD	25,000	$25,125
	Mylan 3.75%
	exercise price $13.32,
	expiration date 9/15/15		50,000	111,031
	Nuance Communications 2.75%
	exercise price $32.30,
	expiration date 11/1/31		239,000	248,112
	NuVasive 2.75%
	exercise price $42.13,
	expiration date 6/30/17		337,000	329,417
#	Opko Health 144A 3.00%
	exercise price $7.07,
	expiration date 1/28/33		39,000	43,290
#	Owens-Brockway Glass
	Container 144A 3.00%
	exercise price $47.47,
	expiration date 5/28/15		215,000	217,284
	Peabody Energy 4.75%
	exercise price $57.95,
	expiration date 12/15/41		96,000	78,720
	PHH 4.00%
	exercise price $25.80,
	expiration date 8/27/14		249,000	274,989
	Rovi 2.625%
	exercise price $47.36,
	expiration date 2/10/40		86,000	87,881
	SanDisk 1.50%
	exercise price $52.37,
	expiration date 8/11/17		181,000	234,169
	SBA Communications 4.00%
	exercise price $30.38,
	expiration date 9/29/14		47,000	112,301
	Steel Dynamics 5.125%
	exercise price $17.25,
	expiration date 6/15/14		60,000	67,650
#	TIBCO Software 144A 2.25%
	exercise price $50.57,
	expiration date 4/30/32		288,000	280,259
#	Titan Machinery 144A 3.75%
	exercise price $43.17,
	expiration date 4/30/19		92,000	92,978
•	Vector Group 2.50%
	exercise price $18.50,
	expiration date 1/14/19		46,000	53,748
	VeriSign 3.25%
	exercise price $34.37,
	expiration date 8/15/37		130,000	193,294
#	WellPoint 144A 2.75%
	exercise price $75.57,
	expiration date 10/15/42		113,000	124,018
Total Convertible Bonds
	(cost $6,489,695)			7,012,594

Corporate Bonds – 19.43%
Banking – 2.14%
	Abbey National Treasury
	Services 4.00% 4/27/16		165,000	175,583
	AgriBank 9.125% 7/15/19		325,000	438,643
#	Banco Santander Mexico 144A
	4.125% 11/9/22		450,000	453,375
	Bancolombia
	5.125% 9/11/22		154,000	155,540
#	Bank Nederlandse Gemeenten
	2.50% 1/23/23		398,000	397,993
	Bank of America
	2.00% 1/11/18		480,000	478,257
	3.30% 1/11/23		115,000	113,632
	3.875% 3/22/17		150,000	161,513
	Barclays Bank
	7.625% 11/21/22		600,000	593,250
	BB&T 5.25% 11/1/19		219,000	252,731
	BBVA US Senior
	4.664% 10/9/15		200,000	205,216
#	Caixa Economica Federal 144A
	2.375% 11/6/17		220,000	214,280
	City National
	5.25% 9/15/20		190,000	214,171
•	Fifth Third Capital Trust IV
	6.50% 4/15/37		300,000	301,875
	Goldman Sachs Group
	3.375% 2/1/18	CAD	103,000	103,040
#•	HBOS Capital Funding 144A
	6.071% 6/29/49	USD	140,000	125,825
#	HSBC Bank 144A
	4.75% 1/19/21		300,000	343,546
	JPMorgan Chase
	2.92% 9/19/17	CAD	100,000	100,066
	#144A 6.00% 6/19/13	BRL	33,200	429,772
	6.00% 10/1/17	USD	285,000	336,052
	KeyBank 5.45% 3/3/16		290,000	325,408
	Morgan Stanley
	3.75% 2/25/23		120,000	121,544
	7.375% 2/22/18	AUD	371,000	420,497
	7.60% 8/8/17	NZD	104,000	93,030
•	National City Bank
	0.651% 6/7/17	USD	250,000	247,396
•	PNC Financial Services
	Group 8.25% 5/29/49		115,000	116,276
	PNC Funding
	5.125% 2/8/20		530,000	621,261
#•	PNC Preferred Funding
	Trust II 144A
	1.503% 3/31/49		300,000	264,000
•	SunTrust Bank
	0.578% 8/24/15		125,000	123,149
	SVB Financial Group
	5.375% 9/15/20		305,000	346,299
•	USB Capital IX
	3.50% 10/29/49		255,000	237,176

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Banking (continued)
	Wachovia
	•0.674% 10/15/16	USD	130,000	$128,624
	5.25% 8/1/14		115,000	121,711
	Wells Fargo
	3.45% 2/13/23		145,000	146,278
	Zions Bancorp
	4.50% 3/27/17		20,000	21,382
	7.75% 9/23/14		182,000	197,938
				9,126,329
Basic Industry – 1.63%
	Airgas
	1.65% 2/15/18		155,000	155,426
	2.375% 2/15/20		100,000	99,942
	AK Steel 7.625% 5/15/20		75,000	66,000
	ArcelorMittal
	10.35% 6/1/19		145,000	183,324
#	Axiall 144A
	4.875% 5/15/23		60,000	61,275
	BHP Billiton Finance USA
	3.25% 11/21/21		115,000	121,713
	Cabot
	2.55% 1/15/18		210,000	216,113
	3.70% 7/15/22		115,000	116,951
#	Cemex Espana
	Luxembourg 144A
	9.25% 5/12/20		75,000	83,625
#	Cemex 144A
	9.50% 6/15/18		200,000	233,500
	Century Aluminum
	8.00% 5/15/14		114,000	114,713
	CF Industries
	6.875% 5/1/18		320,000	383,829
	7.125% 5/1/20		111,000	137,727
	Compass Minerals
	International
	8.00% 6/1/19		90,000	98,100
	Dow Chemical
	8.55% 5/15/19		776,000	1,044,384
	du Pont (E.I.) de Nemours
	2.80% 2/15/23		170,000	173,028
#	FMG Resources
	August 2006 144A
	6.875% 4/1/22		135,000	141,919
#	Freeport-McMoRan
	Copper & Gold 144A
	3.875% 3/15/23		445,000	447,183
	Georgia-Pacific
	8.00% 1/15/24		465,000	644,750
	Headwaters 7.625% 4/1/19		170,000	182,750
	International Paper
	6.00% 11/15/41		90,000	105,095
	9.375% 5/15/19		45,000	61,921
	LyondellBasell Industries
	5.75% 4/15/24		210,000	247,275
#	MacDermid 144A
	9.50% 4/15/17		26,000	27,008
#	Mexichem 144A
	4.875% 9/19/22		200,000	212,500
	Mohawk Industries
	6.375% 1/15/16		37,000	41,440
#	Murray Energy 144A
	10.25% 10/15/15		97,000	97,849
	Norcraft 10.50% 12/15/15		82,000	85,998
	Nortek 8.50% 4/15/21		150,000	167,250
	Novelis 8.75% 12/15/20		120,000	135,900
#	Phosagro 144A
	4.204% 2/13/18		200,000	199,750
#	PolyOne 144A
	5.25% 3/15/23		100,000	101,250
	Rockwood Specialties Group
	4.625% 10/15/20		90,000	92,588
#	Ryerson 144A
	9.00% 10/15/17		75,000	82,219
	11.25% 10/15/18		30,000	31,275
#	Samarco Mineracao 144A
	4.125% 11/1/22		205,000	199,978
	Southern Copper
	3.50% 11/8/22		55,000	55,012
	5.25% 11/8/42		220,000	209,412
#	TPC Group 144A
	8.75% 12/15/20		80,000	83,700
				6,943,672
Brokerage – 0.18%
#	Banco BTG Pactual 144A
	4.00% 1/16/20		225,000	217,688
	Jefferies Group
	5.125% 1/20/23		60,000	63,649
	6.45% 6/8/27		75,000	83,250
	6.50% 1/20/43		45,000	48,133
	Lazard Group
	6.85% 6/15/17		300,000	345,242
				757,962
Capital Goods – 0.37%
	Anixter 10.00% 3/15/14		3,000	3,225
	Berry Plastics 9.75% 1/15/21		125,000	146,719
#	Consolidated Container 144A
	10.125% 7/15/20		65,000	71,500
#	Crown Americas 144A
	4.50% 1/15/23		60,000	58,500
	Energizer Holdings
	4.70% 5/24/22		330,000	351,848
	Kratos Defense &
	Security Solutions
	10.00% 6/1/17		60,000	66,300

(continues)       51

Statements of net assets

Delaware Foundation® Moderate Allocation Fund

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Capital Goods (continued)
#	Plastipak Holdings 144A
	10.625% 8/15/19	USD	67,000	$77,050
	Rock Tenn 4.00% 3/1/23		35,000	35,466
#	Sealed Air 144A
	6.50% 12/1/20		120,000	132,000
#	URS 144A
	4.10% 4/1/17		95,000	98,818
	5.25% 4/1/22		110,000	115,699
#	Votorantim Cimentos
	144A 7.25% 4/5/41		400,000	436,999
				1,594,124
Consumer Cyclical – 1.26%
	American Axle &
	Manufacturing
	6.25% 3/15/21		140,000	144,200
	AmeriGas Finance
	6.75% 5/20/20		95,000	103,788
	7.00% 5/20/22		30,000	32,775
	Chrysler Group
	8.25% 6/15/21		200,000	224,250
	CKE Restaurants
	11.375% 7/15/18		88,000	102,520
#	Daimler Finance North
	America 144A
	2.25% 7/31/19		215,000	216,262
	Darden Restaurants
	3.35% 11/1/22		150,000	142,946
	Dave & Buster’s
	11.00% 6/1/18		35,000	39,769
	Delphi 6.125% 5/15/21		135,000	149,175
	Dollar General
	4.125% 7/15/17		45,000	48,544
	Ford Motor 7.45% 7/16/31		263,000	333,934
	Ford Motor Credit
	3.984% 6/15/16		200,000	212,051
	5.875% 8/2/21		215,000	246,358
	12.00% 5/15/15		185,000	224,895
	Hanesbrands
	6.375% 12/15/20		115,000	125,781
	HD Supply
	#144A 7.50% 7/15/20		57,000	60,135
	11.00% 4/15/20		65,000	79,138
	Historic TW 6.875% 6/15/18		470,000	587,086
	Host Hotels & Resorts
	3.75% 10/15/23		70,000	70,449
	4.75% 3/1/23		185,000	199,800
	5.25% 3/15/22		95,000	105,925
	5.875% 6/15/19		65,000	71,744
	Ingles Markets
	8.875% 5/15/17		72,000	75,600
	Levi Strauss
	6.875% 5/1/22		120,000	132,000
	#144A 6.875% 5/1/22		45,000	49,500
	Macy’s Retail Holdings
	5.90% 12/1/16		39,000	45,349
	Meritor 8.125% 9/15/15		122,000	129,625
	Newell Rubbermaid
	2.05% 12/1/17		105,000	105,698
#	QVC 144A 4.375% 3/15/23		220,000	222,852
	Rite Aid 9.25% 3/15/20		115,000	130,381
	Sally Holdings 5.75% 6/1/22		115,000	120,606
#	Sealy Mattress 144A
	10.875% 4/15/16		15,000	15,881
	Suburban Propane Partners
	7.375% 8/1/21		54,000	59,805
	Tomkins 9.00% 10/1/18		46,000	51,463
#	TRW Automotive 144A
	4.50% 3/1/21		130,000	132,600
	Walgreen 3.10% 9/15/22		310,000	307,386
#	Wesfarmers 144A
	1.874% 3/20/18		135,000	136,322
	Wyndham Worldwide
	5.625% 3/1/21		115,000	129,354
				5,365,947
Consumer Non-Cyclical – 1.80%
	Accellent 8.375% 2/1/17		70,000	74,725
#	ADT 144A 4.125% 6/15/23		135,000	140,371
#	Alere 144A 7.25% 7/1/18		25,000	26,688
	Amgen 3.875% 11/15/21		95,000	103,876
#	Anadolu Efes Biracilik Ve
	Malt Sanayii 144A
	3.375% 11/1/22		200,000	191,500
#	ARAMARK 144A
	5.75% 3/15/20		45,000	46,238
#	Avis Budget Car Rental
	144A 5.50% 4/1/23		140,000	140,350
#	BFF International 144A
	7.25% 1/28/20		100,000	119,000
#	Biomet 144A
	6.50% 8/1/20		75,000	79,875
	6.50% 10/1/20		20,000	20,663
	Bio-Rad Laboratories
	8.00% 9/15/16		52,000	55,676
	Boston Scientific
	6.00% 1/15/20		130,000	152,169
#	Brasil Foods 144A
	5.875% 6/6/22		200,000	223,000
	Cardinal Health
	1.70% 3/15/18		80,000	79,848
	3.20% 3/15/23		130,000	129,621
	CareFusion
	#144A 3.30% 3/1/23		170,000	171,632
	6.375% 8/1/19		380,000	459,975
	Celgene 3.95% 10/15/20		235,000	254,667
	Community Health Systems
	8.00% 11/15/19		50,000	55,625

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
	ConAgra Foods
	3.20% 1/25/23	USD	155,000	$154,814
	Constellation Brands
	6.00% 5/1/22		130,000	142,675
#	Cosan Luxembourg 144A
	5.00% 3/14/23		200,000	201,700
	Del Monte 7.625% 2/15/19		120,000	125,100
#	ESAL 144A 6.25% 2/5/23		200,000	202,000
#	Fresenius Medical Care
	US Finance II 144A
	5.875% 1/31/22		115,000	128,944
	GlaxoSmithKline Capital
	2.80% 3/18/23		165,000	166,374
#	Imperial Tobacco Finance 144A
	3.50% 2/11/23		235,000	237,569
	Jarden
	6.125% 11/15/22		65,000	69,956
	7.50% 1/15/20		25,000	27,344
	Kinetic Concepts
	12.50% 11/1/19		120,000	119,400
	Medtronic
	2.75% 4/1/23		280,000	279,658
	4.00% 4/1/43		40,000	39,076
#	MultiPlan 144A
	9.875% 9/1/18		160,000	178,600
#	Mylan 144A
	3.125% 1/15/23		55,000	54,271
	NBTY 9.00% 10/1/18		175,000	196,438
#	Pernod-Ricard 144A
	5.75% 4/7/21		450,000	535,636
	Quest Diagnostics
	4.70% 4/1/21		215,000	235,462
	Radnet Management
	10.375% 4/1/18		52,000	54,470
	Scotts Miracle-Gro
	6.625% 12/15/20		50,000	54,750
#	Spectrum Brands Escrow 144A
	6.375% 11/15/20		125,000	134,531
	St. Jude Medical
	3.25% 4/15/23		355,000	357,258
	Tenet Healthcare
	8.00% 8/1/20		50,000	55,313
	WellPoint 3.30% 1/15/23		345,000	350,330
#	Woolworths 144A
	4.55% 4/12/21		80,000	90,097
	Yale University
	2.90% 10/15/14		172,000	178,375
	Zimmer Holdings
	3.375% 11/30/21		235,000	243,205
	4.625% 11/30/19		180,000	205,337
#	Zoetis 144A 3.25% 2/1/23		345,000	350,575
				7,694,757
Energy – 3.13%
	Antero Resources Finance
	9.375% 12/1/17		44,000	47,960
	Apache 2.625% 1/15/23		15,000	14,620
#	Atlas Pipeline Partners 144A
	5.875% 8/1/23		30,000	30,000
	Chesapeake Energy
	5.375% 6/15/21		20,000	20,125
	5.75% 3/15/23		50,000	50,813
#	CNOOC Finance 2012 144A
	3.875% 5/2/22		235,000	248,093
	Comstock Resources
	7.75% 4/1/19		50,000	53,000
	Continental Resources
	5.00% 9/15/22		90,000	96,075
	Copano Energy
	7.75% 6/1/18		57,000	59,921
	Ecopetrol 7.625% 7/23/19		283,000	355,873
	El Paso Pipeline Partners
	Operating 6.50% 4/1/20		420,000	511,011
•	Enbridge Energy Partners
	8.05% 10/1/37		350,000	402,885
	Energy Transfer Partners
	3.60% 2/1/23		70,000	69,801
	9.70% 3/15/19		105,000	141,707
#	ENI 144A 4.15% 10/1/20		250,000	262,921
	Enterprise Products Operating
	•7.034% 1/15/68		390,000	452,867
	9.75% 1/31/14		195,000	209,555
	Forest Oil 7.25% 6/15/19		98,000	98,490
#	Gazprom Capital 144A
	3.85% 2/6/20		200,000	201,000
#	Gazprom Neft 144A
	4.375% 9/19/22		400,000	396,500
#	Helix Energy Solutions
	Group 144A
	9.50% 1/15/16		72,000	74,115
#	Hercules Offshore 144A
	10.50% 10/15/17		155,000	168,950
#	Hilcorp Energy I 144A
	7.625% 4/15/21		65,000	71,825
	HollyFrontier
	9.875% 6/15/17		82,000	87,638
	Kinder Morgan
	Energy Partners
	3.50% 9/1/23		135,000	137,152
	9.00% 2/1/19		280,000	375,052
	Kodiak Oil & Gas
	8.125% 12/1/19		65,000	73,775
	Linn Energy
	#144A 6.25% 11/1/19		25,000	25,688
	6.50% 5/15/19		35,000	36,794
	8.625% 4/15/20		57,000	63,128

(continues)       53

Statements of net assets

Delaware Foundation® Moderate Allocation Fund

			Principal	Value
			Amount°	(U.S. $)
Corporate Bonds (continued)
Energy (continued)
	Lukoil International Finance
	6.125% 11/9/20	USD	425,000	$484,500
	Murphy Oil
	2.50% 12/1/17		85,000	85,446
	3.70% 12/1/22		165,000	160,620
	Newfield Exploration
	5.625% 7/1/24		155,000	160,425
	Pemex Project Funding
	Master Trust
	6.625% 6/15/35		85,000	102,213
#	Pertamina Persero 144A
	6.00% 5/3/42		340,000	347,650
	Petrobras International Finance
	3.875% 1/27/16		185,000	194,525
	5.375% 1/27/21		257,000	278,586
	Petrohawk Energy
	7.25% 8/15/18		275,000	308,055
	Petroleos de Venezuela
	9.00% 11/17/21		1,281,000	1,220,152
	Petroleos Mexicanos
	#144A 3.50% 1/30/23		205,000	205,000
	5.50% 6/27/44		115,000	118,910
	Plains All American Pipeline
	8.75% 5/1/19		290,000	393,360
	Pride International 6.875%
	8/15/20		590,000	740,785
#	PTT 144A 3.375% 10/25/22		200,000	199,300
	Range Resources
	5.00% 8/15/22		125,000	128,125
#	Ras Laffan Liquefied
	Natural Gas III 144A
	5.832% 9/30/16		106,656	115,082
#	Rosneft Oil 144A
	3.149% 3/6/17		200,000	201,500
#	Samson Investment 144A
	9.75% 2/15/20		135,000	144,113
	SandRidge Energy
	7.50% 3/15/21		40,000	41,800
	8.125% 10/15/22		70,000	75,075
	Spectra Energy Capital
	3.30% 3/15/23		110,000	110,599
	Statoil 2.45% 1/17/23		130,000	128,163
	Sunoco Logistics
	Partners Operations
	3.45% 1/15/23		285,000	282,557
	Talisman Energy
	5.50% 5/15/42		440,000	459,324
	Total Capital Canada
	2.75% 7/15/23		250,000	251,245
•	TransCanada PipeLines
	6.35% 5/15/67		505,000	539,184
	Transocean 3.80% 10/15/22		335,000	330,668
	Weatherford International
	4.50% 4/15/22		120,000	123,836
	9.625% 3/1/19		205,000	268,058
	Williams Partners
	7.25% 2/1/17		240,000	288,954
				13,325,144
Financials – 1.08%
#	CDP Financial 144A
	4.40% 11/25/19		250,000	286,650
	5.60% 11/25/39		250,000	303,500
	E TRADE Financial
	6.375% 11/15/19		120,000	127,500
	General Electric Capital
	2.10% 12/11/19		20,000	20,364
	4.25% 1/17/18	NZD	135,000	112,142
	5.55% 5/4/20	USD	160,000	191,117
	6.00% 8/7/19		555,000	674,718
	•6.25% 12/15/49		300,000	329,866
	•7.125% 12/15/49		100,000	116,508
#	Hyundai Capital America
	144A 2.125% 10/2/17		200,000	201,845
	International Lease Finance
	5.875% 4/1/19		70,000	75,961
	6.25% 5/15/19		138,000	151,800
	8.25% 12/15/20		245,000	300,738
	8.75% 3/15/17		50,000	59,063
#	IPIC GMTN 144A
	5.50% 3/1/22		200,000	233,000
#	Nuveen Investments 144A
	9.50% 10/15/20		200,000	210,000
#	Sberbank of Russia 144A
	6.125% 2/7/22		200,000	224,000
#	Standard Chartered 144A
	3.95% 1/11/23		265,000	264,455
#	Temasek Financial I 144A
	2.375% 1/23/23		250,000	242,002
#	Turkiye Halk Bankasi 144A
	3.875% 2/5/20		200,000	197,500
#	Woodside Finance 144A
	8.75% 3/1/19		220,000	293,969
				4,616,698
Insurance – 0.68%
	American International Group
	8.25% 8/15/18		145,000	188,275
•	Chubb 6.375% 3/29/67		220,000	242,825
#	Highmark 144A
	4.75% 5/15/21		105,000	104,967
	6.125% 5/15/41		40,000	38,145
•	ING Groep 5.775% 12/29/49		110,000	105,050
#	ING US 144A
	2.90% 2/15/18		125,000	126,931
	5.50% 7/15/22		170,000	188,433

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Insurance (continued)
#	Liberty Mutual Group 144A
	4.95% 5/1/22	USD	180,000	$197,734
	6.50% 5/1/42		175,000	200,099
	•7.00% 3/15/37		70,000	72,450
	MetLife 6.40% 12/15/36		20,000	21,975
#	MetLife Capital Trust X
	144A 9.25% 4/8/38		400,000	559,999
#	Metropolitan Life Global
	Funding I 144A
	3.00% 1/10/23		180,000	180,693
	Prudential Financial
	3.875% 1/14/15		55,000	57,892
	•5.625% 6/15/43		80,000	83,200
	•5.875% 9/15/42		265,000	283,219
	6.00% 12/1/17		105,000	125,408
‡#=t	Twin Reefs Pass-Through Trust
	144A 0.00% 12/29/49		200,000	0
•	XL Group 6.50% 12/29/49		140,000	137,550
				2,914,845
Media – 0.86%
#	CC Holdings GS V 144A
	3.849% 4/15/23		95,000	95,907
	CCO Holdings
	5.25% 9/30/22		75,000	74,063
	7.00% 1/15/19		25,000	27,063
	7.375% 6/1/20		20,000	22,275
	Clear Channel Communications
	9.00% 3/1/21		70,000	65,713
	Clear Channel Worldwide
	Holdings 7.625% 3/15/20		120,000	125,751
#	COX Communications 144A
	3.25% 12/15/22		275,000	279,948
	CSC Holdings 6.75% 11/15/21		60,000	67,575
	DIRECTV Holdings
	5.15% 3/15/42		125,000	121,247
	Discovery Communications
	3.25% 4/1/23		225,000	228,770
	DISH DBS
	5.875% 7/15/22		135,000	142,256
	7.875% 9/1/19		73,000	86,870
	Interpublic Group
	3.75% 2/15/23		155,000	150,679
	4.00% 3/15/22		270,000	272,343
#	Myriad International
	Holdings 144A
	6.375% 7/28/17		200,000	226,260
#	Nara Cable Funding 144A
	8.875% 12/1/18		200,000	210,500
#	NBCUniversal Enterprise
	144A 1.662% 4/15/18		180,000	180,536
	Nielsen Finance
	11.625% 2/1/14		2,000	2,165
#	Sinclair Television Group 144A
	5.375% 4/1/21		110,000	109,725
	6.125% 10/1/22		60,000	63,150
#	Sirius XM Radio 144A
	8.75% 4/1/15		145,000	162,038
	Time Warner Cable
	5.85% 5/1/17		225,000	261,535
	8.25% 4/1/19		160,000	208,533
#	Univision Communications
	144A 6.875% 5/15/19		125,000	134,375
#	UPCB Finance III 144A
	6.625% 7/1/20		150,000	162,000
	Viacom 3.25% 3/15/23		185,000	186,189
				3,667,466
Real Estate – 0.89%
	Alexandria Real Estate Equities
	4.60% 4/1/22		255,000	275,304
	American Tower
	5.90% 11/1/21		225,000	264,089
#	American Tower Trust I 144A
	1.551% 3/15/18		75,000	75,570
	3.07% 3/15/23		195,000	197,522
	BRE Properties
	3.375% 1/15/23		185,000	184,093
	DDR
	4.625% 7/15/22		65,000	70,443
	4.75% 4/15/18		95,000	105,144
	7.50% 4/1/17		40,000	47,592
	7.875% 9/1/20		242,000	308,145
	9.625% 3/15/16		72,000	87,814
	Digital Realty Trust
	5.25% 3/15/21		455,000	505,366
	Duke Realty
	3.625% 4/15/23		135,000	135,457
	Mack-Cali Realty
	4.50% 4/18/22		170,000	181,461
	National Retail Properties
	3.80% 10/15/22		10,000	10,249
#	Qatari Diar Finance 144A
	5.00% 7/21/20		113,000	129,385
	Regency Centers
	4.80% 4/15/21		80,000	89,099
	5.875% 6/15/17		100,000	114,966
	UDR 4.625% 1/10/22		385,000	423,694
#•	USB Realty 144A
	1.451% 12/22/49		100,000	87,125
	Ventas Realty 2.70% 4/1/20		125,000	125,608
#	WEA Finance 144A
	4.625% 5/10/21		185,000	206,703
	Weingarten Realty Investors
	3.50% 4/15/23		150,000	149,568
				3,774,397

(continues)       55

Statements of net assets

Delaware Foundation® Moderate Allocation Fund

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Services – 0.47%
	Ameristar Casinos
	7.50% 4/15/21	USD	135,000	$148,668
	FTI Consulting
	6.75% 10/1/20		50,000	54,375
	Geo Group
	#144A 5.125% 4/1/23		30,000	30,375
	6.625% 2/15/21		75,000	82,781
#	H&E Equipment Services
	144A 7.00% 9/1/22		110,000	121,550
	Iron Mountain
	7.75% 10/1/19		30,000	33,488
#	Korea Expressway 144A
	1.875% 10/22/17		200,000	200,152
	M/I Homes
	8.625% 11/15/18		110,000	122,650
	PHH
	7.375% 9/1/19		70,000	79,450
	9.25% 3/1/16		165,000	193,462
	Pinnacle Entertainment
	8.75% 5/15/20		57,000	62,914
	Royal Caribbean Cruises
	5.25% 11/15/22		110,000	111,925
	7.00% 6/15/13		26,000	26,293
	RSC Equipment Rental
	10.25% 11/15/19		91,000	106,243
	Ryland Group 8.40% 5/15/17		72,000	85,950
	Standard Pacific
	10.75% 9/15/16		95,000	118,275
	Western Union
	2.875% 12/10/17		60,000	60,961
	3.65% 8/22/18		135,000	139,467
	Wyndham Worldwide
	2.50% 3/1/18		105,000	105,714
	Wynn Las Vegas
	7.75% 8/15/20		90,000	101,363
				1,986,056
Technology – 0.90%
	Amkor Technology
	7.375% 5/1/18		65,000	68,413
#	Avaya 144A
	7.00% 4/1/19		70,000	68,775
	10.50% 3/1/21		125,000	119,688
	Baidu 3.50% 11/28/22		400,000	406,604
	CDW 12.535% 10/12/17		61,000	65,804
	Cisco Systems 4.45% 1/15/20		630,000	727,697
	eBay 4.00% 7/15/42		210,000	193,476
	Equinix
	4.875% 4/1/20		73,000	73,913
	5.375% 4/1/23		52,000	52,910
	First Data
	9.875% 9/24/15		90,000	93,150
	11.25% 3/31/16		135,000	136,350
	GXS Worldwide
	9.75% 6/15/15		221,000	230,116
	Intel 2.70% 12/15/22		185,000	183,682
	Jabil Circuit 7.75% 7/15/16		38,000	43,938
	Maxim Integrated Products
	3.375% 3/15/23		110,000	111,010
	National Semiconductor
	6.60% 6/15/17		345,000	419,020
	NetApp
	2.00% 12/15/17		110,000	110,738
	3.25% 12/15/22		130,000	128,248
	Oracle 5.75% 4/15/18		15,000	18,120
#	Samsung Electronics
	America 144A
	1.75% 4/10/17		200,000	203,057
	Symantec 4.20% 9/15/20		165,000	176,490
#	Tencent Holdings 144A
	3.375% 3/5/18		200,000	208,979
				3,840,178
Telecommunications – 2.12%
	AMC Networks
	4.75% 12/15/22		135,000	135,000
	America Movil
	3.125% 7/16/22		340,000	334,271
	Bell Canada
	3.35% 3/22/23	CAD	1,083,000	1,073,703
#	Brasil Telecom 144A
	5.75% 2/10/22	USD	416,000	435,760
	CenturyLink
	5.80% 3/15/22		315,000	319,490
#	Clearwire Communications
	144A 12.00% 12/1/15		124,000	133,997
#	Crown Castle Towers 144A
	4.883% 8/15/20		745,000	858,859
#	Deutsche Telekom
	International Finance
	144A 2.25% 3/6/17		150,000	153,809
#	Digicel 144A 6.00% 4/15/21		200,000	199,500
#	Digicel Group 144A
	10.50% 4/15/18		200,000	224,500
#	DigitalGlobe 144A
	5.25% 2/1/21		35,000	34,913
	Hughes Satellite Systems
	7.625% 6/15/21		60,000	68,925
	Intelsat Jackson Holdings
	7.25% 10/15/20		130,000	143,325
#	Intelsat Luxembourg 144A
	7.75% 6/1/21		60,000	61,200
	8.125% 6/1/23		40,000	40,800
	Lamar Media
	5.00% 5/1/23		140,000	140,700
	Level 3 Communications
	11.875% 2/1/19		60,000	70,650

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Telecommunications (continued)
	Level 3 Financing
	10.00% 2/1/18	USD	112,000	$124,320
#	MDC Partners 144A
	6.75% 4/1/20		85,000	86,275
	MetroPCS Wireless
	#144A 6.25% 4/1/21		15,000	15,319
	6.625% 11/15/20		55,000	57,681
#	Qtel International
	Finance 144A
	3.25% 2/21/23		200,000	196,750
	4.50% 1/31/43		200,000	193,000
	Qwest 6.75% 12/1/21		150,000	172,999
#	SES 144A 3.60% 4/4/23		190,000	191,797
	Sprint Capital
	8.75% 3/15/32		72,000	86,220
	Sprint Nextel
	6.00% 12/1/16		60,000	65,250
	8.375% 8/15/17		65,000	75,969
	9.125% 3/1/17		125,000	148,438
#	TBG Global 144A
	4.625% 4/3/18		200,000	201,500
#	Telefonica Chile 144A
	3.875% 10/12/22		400,000	394,680
	Telefonica Emisiones
	5.462% 2/16/21		10,000	10,787
	6.421% 6/20/16		280,000	311,239
	Telesat Canada
	#144A 6.00% 5/15/17		90,000	94,500
	12.50% 11/1/17		44,000	47,190
#	Vimpel Communications 144A
	7.748% 2/2/21		495,000	555,638
	Virgin Media Secured
	Finance 6.50% 1/15/18		490,000	524,300
#	Vivendi 144A
	3.45% 1/12/18		345,000	357,571
	6.625% 4/4/18		205,000	239,987
	Vodafone Group
	2.95% 2/19/23		205,000	204,752
	West 7.875% 1/15/19		180,000	192,600
	Windstream 7.50% 4/1/23		40,000	42,600
				9,020,764
Transportation – 0.23%
	Air Medical Group Holdings
	9.25% 11/1/18		93,000	103,463
#	Brambles USA 144A
	3.95% 4/1/15		345,000	360,360
	Burlington Northern Santa Fe
	4.45% 3/15/43		65,000	66,017
#	ERAC USA Finance 144A
	3.30% 10/15/22		155,000	156,467
	5.25% 10/1/20		260,000	302,336
				988,643
Utilities – 1.69%
	AES
	7.375% 7/1/21		38,000	44,270
	8.00% 6/1/20		75,000	89,250
	Ameren Illinois
	9.75% 11/15/18		480,000	661,886
	American Electric Power
	1.65% 12/15/17		45,000	45,203
#	American Transmission
	Systems 144A
	5.25% 1/15/22		365,000	423,883
#	APT Pipelines 144A
	3.875% 10/11/22		130,000	129,464
	#Calpine 144A
	7.875% 7/31/20		77,000	84,700
	CenterPoint Energy
	5.95% 2/1/17		210,000	244,206
	CMS Energy
	4.25% 9/30/15		125,000	134,809
	6.25% 2/1/20		160,000	195,893
	ComEd Financing III
	6.35% 3/15/33		170,000	178,500
#•	Electricite de France 144A
	5.25% 12/29/49		300,000	298,598
	Exelon Generation
	4.00% 10/1/20		55,000	58,159
	4.25% 6/15/22		225,000	237,187
	GenOn Energy
	9.875% 10/15/20		95,000	109,250
	Great Plains Energy
	5.292% 6/15/22		450,000	511,649
	Indiana Michigan Power
	3.20% 3/15/23		105,000	106,216
•	Integrys Energy Group
	6.11% 12/1/66		255,000	270,522
	Ipalco Enterprises
	5.00% 5/1/18		100,000	108,500
	LG&E & KU Energy
	3.75% 11/15/20		145,000	154,243
	4.375% 10/1/21		245,000	268,478
	#Narragansett Electric 144A
	4.17% 12/10/42		115,000	113,355
•	NextEra Energy
	Capital Holdings
	6.35% 10/1/66		325,000	344,770
	NiSource Finance
	5.25% 2/15/43		60,000	63,103
	5.80% 2/1/42		190,000	213,661
	NRG Energy
	7.875% 5/15/21		85,000	94,988
	Pennsylvania Electric
	5.20% 4/1/20		190,000	217,046
•	PPL Capital Funding
	6.70% 3/30/67		135,000	143,563
	Public Service Company of
	Oklahoma 5.15% 12/1/19		280,000	327,507

(continues)       57

Statements of net assets

Delaware Foundation® Moderate Allocation Fund

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Utilities (continued)
	Puget Energy 6.00% 9/1/21	USD	85,000	$96,766
•	Puget Sound Energy
	6.974% 6/1/67		344,000	368,162
#	Saudi Electricity Global
	Sukuk 2 144A
	3.473% 4/8/23		200,000	201,174
	SCANA 4.125% 2/1/22		195,000	205,179
•	Wisconsin Energy
	6.25% 5/15/67		405,000	440,027
				7,184,167
Total Corporate Bonds
	(cost $77,851,631)			82,801,149

Municipal Bond – 0.06%
	Oregon State of Taxable
	Pension 5.892% 6/1/27		200,000	255,264
Total Municipal Bond
	(cost $200,000)			255,264

Non-Agency Asset-Backed Securities – 0.48%
•	Ally Master Owner Trust
	Series 2011-1 A1
	1.073% 1/15/16		195,000	196,046
#	Avis Budget Rental Car
	Funding AESOP
	Series 2011-2A A 144A
	2.37% 11/20/14		120,000	122,558
	Capital One Multi-Asset
	Execution Trust
	Series 2007-A7 A7
	5.75% 7/15/20		165,000	198,148
	CenterPoint Energy
	Transition Bond
	Series 2012-1 A2
	2.161% 10/15/21		215,000	222,716
	Citibank Credit Card
	Issuance Trust
	Series 2007-A3 A3
	6.15% 6/15/39		80,000	102,654
#	Enterprise Fleet Financing
	Series 2012-1 A2 144A
	1.14% 11/20/17		196,999	197,813
	GE Capital Credit Card
	Master Note Trust
	Series 2012-6 A
	1.36% 8/17/20		150,000	151,266
#	Great America Leasing
	Receivables
	Series 2013-1 B 144A
	1.44% 5/15/18		100,000	100,270
#	Master Credit Card Trust
	Series 2012-2A A 144A
	0.78% 4/21/17		175,000	175,200
	Mid-State Trust Series 11 A1
	4.864% 7/15/38		74,633	79,792
•	RASC Series 2006-KS3 AI3
	0.374% 4/25/36		96,709	93,946
#	TAL Advantage V
	Series 2013-1A A 144A
	2.83% 2/22/38		99,167	99,484
#•	Trafigura Securitisation Finance
	Series 2012-1A A 144A
	2.603% 10/15/15		135,000	137,742
#	Trinity Rail Leasing Series
	2012-1A A1 144A
	2.266% 1/15/43		98,116	102,454
	World Financial Network
	Credit Card Master
	Trust Series 2012-B A
	1.76% 5/17/21		90,000	91,573
Total Non-Agency Asset-Backed
	Securities (cost $2,017,445)			2,071,662

Non-Agency Collateralized Mortgage Obligations – 0.09%
	American Home Mortgage
	Investment Trust
	Series 2005-2 5A1
	5.064% 9/25/35		29,750	30,129
	Bank of America
	Alternative Loan Trust
	Series 2005-3 2A1
	5.50% 4/25/20		77,299	80,965
	Series 2005-6 7A1
	5.50% 7/25/20		8,752	9,106
•	ChaseFlex Trust
	Series 2006-1 A4
	5.564% 6/25/36		110,000	97,378
#•	GSMPS Mortgage Loan
	Trust Series 1998-3 A
	144A 7.75% 9/19/27		29,069	30,737
•	MASTR ARM Trust
	Series 2005-6 7A1
	5.304% 6/25/35		76,363	74,737
#•	MASTR Specialized Loan
	Trust Series 2005-2 A2
	144A 5.006% 7/25/35		22,970	23,264
•	Wells Fargo Mortgage-Backed
	Securities Trust
	Series 2006-AR5 2A1
	2.639% 4/25/36		32,450	29,828
Total Non-Agency Collateralized
	Mortgage Obligations
	(cost $318,179)			376,144

	Principal		Value
	Amount°		(U.S. $)
ΔRegional Bonds – 0.61%
Australia – 0.45%
New South Wales Treasury
3.75% 11/20/20	AUD	157,000	$211,348
6.00% 3/1/22	AUD	777,000	918,685
Queensland Treasury
4.25% 7/21/23	AUD	102,000	103,235
Treasury Corporation
of Victoria
6.00% 10/17/22	AUD	572,000	680,781
			1,914,049
Canada – 0.16%
Province of Manitoba
2.10% 9/6/22	USD	370,000	365,506
Province of Quebec
2.625% 2/13/23		330,000	332,202
			697,708
Total Regional Bonds
(cost $2,647,978)			2,611,757

«Senior Secured Loans – 2.89%
Avis Budget Car Rental
3.75% 3/15/19		165,000	167,061
Bausch & Lomb Tranche B
5.25% 5/17/19		168,725	170,547
BNY ConvergEx Group
8.75% 12/17/17		88,053	87,117
(EZE Castle Software)
8.75% 12/17/17		36,947	36,555
Brock Holdings III
10.00% 3/16/18		35,000	35,481
Tranche B 6.01% 3/16/17		2,067	2,096
Burlington Coat Factory
5.50% 2/23/17		449,792	456,328
Caesars Entertainment
Operating Tranche B6
5.45% 1/28/18		496,598	461,339
Chrysler Group
6.00% 5/24/17		507,176	517,817
Clear Channel
Communications
3.85% 1/29/16		475,000	422,156
Compass Investors
5.25% 12/27/19		164,588	166,302
@ Constellation Brands
6.00% 6/29/20		130,000	130,000
DaVita 4.00% 11/1/19		249,375	252,278
Delos Aircraft 4.75% 4/12/16		570,000	574,275
Delta Air Lines 4.25% 4/20/17		152,997	155,100
Emdeon Tranche B
5.00% 11/2/18		153,066	155,315
First Data 5.20% 3/24/17		689,313	695,291
Getty Images
3.78% 10/18/19		169,575	172,346
Gray Television
4.75% 10/12/19		159,054	161,639
HCA 3.45% 5/1/18		400,000	403,832
Houghton International Tranche
1st Lien 5.00% 12/20/19		653,363	664,116
2nd Lien 9.50% 12/21/20		415,000	422,781
IASIS Healthcare 4.50% 5/3/18		168,290	170,867
Immucor 5.00% 8/19/18		312,019	314,895
Infor US 5.25% 4/5/18		540,919	550,949
Intelsat Jackson Holdings
4.50% 4/2/18		79,598	80,942
Landry’s 4.75% 4/24/18		164,584	166,093
Level 3 Financing
4.75% 8/1/19		245,000	248,088
MultiPlan 4.00% 8/26/17		72,569	73,485
Novelis 3.75% 3/10/17		165,577	168,035
Nuveen Investments
5.00% 5/13/17		189,834	193,512
8.25% 2/28/19		345,000	356,213
OSI Restaurant Partners
4.75% 10/23/19		409,500	415,812
PQ 4.50% 8/7/17		114,713	116,075
Remy International
4.25% 3/5/20		119,275	119,723
Samson Investment
6.00% 9/25/18		295,000	299,278
Sensus USA 2nd Lien
8.50% 5/9/18		165,000	166,650
Smart & Final 5.75% 11/15/19		83,790	84,994
Truven Health Analytics
5.75% 6/6/19		34,825	35,434
Univision Communications
4.75% 3/1/20		500,000	612,211
Visant 5.25% 12/22/16		46,179	44,900
Warner Chilcott
4.25% 3/15/18		100,447	101,954
WC Luxco 4.25% 3/15/18		44,228	44,892
WideOpenWest Finance
4.75% 3/27/19		1,005,000	1,015,677
6.25% 7/17/18		492,519	499,414
Zayo Group 4.50% 7/2/19		129,348	130,917
Total Senior Secured Loans
(cost $12,032,892)			12,320,782

ΔSovereign Bonds – 2.96%
Australia – 0.05%
Australia Government
Inflation Linked
4.00% 8/20/20	AUD	106,000	211,815
			211,815

(continues)       59

Statements of net assets

Delaware Foundation® Moderate Allocation Fund

	Principal		Value
	Amount°		(U.S. $)
ΔSovereign Bonds (continued)
Brazil – 0.09%
Brazil Notas do Tesouro
Nacional Serie F
10.00% 1/1/17	BRL	799,000	$404,530
			404,530
Colombia – 0.17%
Colombia Government
International
4.375% 3/21/23	COP	761,000,000	432,463
6.125% 1/18/41	USD	228,000	287,964
			720,427
Finland – 0.06%
Finland Government
4.00% 7/4/25	EUR	156,000	246,540
			246,540
Indonesia – 0.46%
Indonesia Treasury Bonds
5.625% 5/15/23	IDR	4,988,000,000	511,905
7.00% 5/15/22	IDR	5,311,000,000	604,266
7.00% 5/15/27	IDR	3,072,000,000	339,381
11.00% 11/15/20	IDR	1,824,000,000	253,112
# Republic of Indonesia	USD
144A 5.25% 1/17/42		235,000	251,450
			1,960,114
Ireland – 0.06%
# Vnesheconombank 144A
6.025% 7/5/22		220,000	244,475
			244,475
Malaysia – 0.02%
Malaysia Government
4.262% 9/15/16	MYR	281,000	94,233
			94,233
Mexico – 0.41%
Mexican Bonos
6.50% 6/10/21	MXN	1,195,500	107,754
6.50% 6/9/22	MXN	1,212,000	109,733
7.50% 6/3/27	MXN	8,296,000	815,501
7.75% 5/29/31	MXN	5,135,000	515,608
Mexico Government
International
4.75% 3/8/44	USD	180,000	187,200
			1,735,796
Nigeria – 0.02%
Nigeria Government
15.10% 4/27/17	NGN	13,195,000	95,024
			95,024
Norway – 0.05%
# Kommunalbanken 144A
1.00% 3/15/18	USD	224,000	222,471
			222,471
Panama – 0.09%
Republic of Panama
6.70% 1/26/36		60,000	80,250
7.125% 1/29/26		100,000	135,200
8.875% 9/30/27		116,000	179,916
			395,366
Peru – 0.14%
Republic of Peru
5.625% 11/18/50		80,000	96,080
7.125% 3/30/19		386,000	497,361
			593,441
Philippines – 0.10%
Republic of Philippines
5.00% 1/13/37		200,000	230,750
9.50% 10/21/24		132,000	206,910
			437,660
Poland – 0.30%
Poland Government
4.00% 10/25/23	PLN	956,000	295,527
5.75% 10/25/21	PLN	2,788,000	978,411
			1,273,938
Republic of Korea – 0.05%
Korea Treasury
Inflation Linked
2.75% 6/10/20	KRW	182,920,197	192,672
			192,672
Russia – 0.10%
Russian-Eurobond
7.50% 3/31/30	USD	344,875	427,904
			427,904
South Africa – 0.27%
South Africa Government
2.75% 1/31/22	ZAR	3,103,968	399,989
7.25% 1/15/20	ZAR	2,005,000	228,157
8.00% 12/21/18	ZAR	2,058,000	243,299
13.50% 9/15/15	ZAR	2,120,000	272,454
			1,143,899
Sri Lanka – 0.05%
# Sri Lanka Government
International 144A
5.875% 7/25/22	USD	210,000	218,925
			218,925
Turkey – 0.22%
Turkey Government
4.50% 2/11/15	TRY	223,700	133,678
9.00% 3/5/14	TRY	646,000	367,654
10.50% 1/15/20	TRY	635,000	423,182
			924,514

	Principal		Value
	Amount°		(U.S. $)
ΔSovereign Bonds (continued)
United Kingdom – 0.19%
United Kingdom Gilt
4.00% 3/7/22	GBP	248,467	$453,001
4.50% 3/7/19	GBP	91,000	166,831
4.75% 3/7/20	GBP	100,000	188,354
			808,186
Uruguay – 0.06%
Republic of Uruguay
8.00% 11/18/22	USD	177,750	248,672
			248,672
Total Sovereign Bonds
(cost $12,445,812)			12,600,602

Supranational Banks – 0.14%
Andina de Fomento
4.375% 6/15/22		160,000	174,491
International Bank for
Reconstruction &
Development
3.375% 4/30/15	NOK	1,500,000	265,065
3.625% 6/22/20	NOK	790,000	143,412
Total Supranational Banks
(cost $567,561)			582,968

U.S. Treasury Obligations – 1.55%
U.S. Treasury Bonds
∞2.75% 8/15/42	USD	1,540,000	1,429,072
2.75% 11/15/42		710,000	658,192
U.S. Treasury Notes
0.75% 2/28/18		3,535,000	3,534,724
2.00% 2/15/23		975,000	987,493
Total U.S. Treasury Obligations
(cost $6,658,026)			6,609,481

	Number of
	Shares
Preferred Stock – 0.35%
Alabama Power 5.625%		4,955	126,848
BB&T 5.85%		4,275	112,091
JPMorgan Chase 5.50%		5,000	126,500
• PNC Financial Services
Group 6.125%		5,000	138,350
Public Storage 5.20%		4,000	100,080
• U.S. Bancorp
3.50%		600	560,400
6.00%		5,000	139,200
Wells Fargo 5.20%		6,800	173,332
Total Preferred Stock
(cost $1,295,529)			1,476,801

Warrant – 0.02%
†Kinder Morgan		18,036	92,705
Total Warrant (cost $32,284)			92,705

	Number of
	Contracts
Options Purchased – 0.00%
Put Option – 0.00%
U.S. 10 yr Futures,
strike price $128.50,
expires 4/26/13 (AFI)		30	469
U.S. 10 yr Futures,
strike price $128.50,
expires 4/26/13 (JPMC)		9	140
Total Options Purchased
(cost $9,251)			609

	Principal
	Amount°
Short-Term Investments – 6.94%
≠Discount Notes – 0.83%
Federal Home Loan Bank
0.085% 5/24/13	USD	1,496,438	1,496,350
0.12% 4/2/13		2,028,823	2,028,823
			3,525,173
Repurchase Agreement – 1.14%
Bank of America 0.07%,
dated 3/28/13, to
be repurchased on
4/1/13, repurchase
price $2,513,190
(collateralized by U.S.
Government obligations
0.125%-1.50%
8/31/18-1/15/22; market
value $2,563,434)		2,513,171	2,513,171
BNP Paribas 0.15%,
dated 3/28/13, to
be repurchased on
4/1/13, repurchase
price $2,373,076
(collateralized by U.S.
Government obligations
0.25%-0.875%
2/28/14-7/31/19; market
value $2,422,872)		2,373,036	2,373,036
			4,886,207
≠U.S. Treasury Obligations – 4.97%
U.S. Treasury Bills
0.04% 4/11/13		2,094,309	2,094,292
0.058% 4/18/13		2,919,880	2,919,836
0.065% 4/25/13		1,256,585	1,256,558

(continues)       61

Statements of net assets

Delaware Foundation® Moderate Allocation Fund

	Principal		Value
	Amount°		(U.S. $)
Short-Term Investments (continued)
≠U.S. Treasury Obligations (continued)
U.S. Treasury Bills (continued)
0.065% 5/9/13	USD	1,996,163	$1,996,067
0.101% 4/15/13		3,412,138	3,412,109
0.105% 5/23/13		2,375,000	2,374,803
0.105% 5/30/13		2,375,000	2,374,767
0.12% 6/6/13		2,375,000	2,374,782
0.125% 6/13/13		2,375,000	2,374,734
			21,177,948
Total Short-Term Investments
(cost $29,588,027)			29,589,328

Total Value of Securities – 104.58%
(cost $375,737,265)			445,705,790

«Liabilities Net of Receivables and
Other Assets – (4.58%)			(19,538,318)
Net Assets Applicable to 35,058,852
Shares Outstanding – 100.00%			$426,167,472

Net Asset Value – Delaware Foundation
Moderate Allocation Fund Class A
($222,535,986 / 18,306,217 Shares)			$12.16
Net Asset Value – Delaware Foundation
Moderate Allocation Fund Class B
($1,592,935 / 131,052 Shares)			$12.15
Net Asset Value – Delaware Foundation
Moderate Allocation Fund Class C
($18,265,413 / 1,498,249 Shares)			$12.19
Net Asset Value – Delaware Foundation
Moderate Allocation Fund Class R
($23,022,050 / 1,897,791 Shares)			$12.13
Net Asset Value – Delaware Foundation
Moderate Allocation Fund Institutional Class
($160,751,088 / 13,225,543 Shares)			$12.15

Components of Net Assets at March 31, 2013:
Shares of beneficial interest
(unlimited authorization – no par)			$359,137,523
Accumulated net investment loss			(465,325)
Accumulated net realized loss			(2,569,229)
Net unrealized appreciation of investments
and derivatives			70,064,503
Total net assets			$426,167,472

†	Non income producing security.
=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2013, the aggregate value of fair valued securities was $607,470, which represented 0.14% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2013, the aggregate value of Rule 144A securities was $32,646,870, which represented 7.66% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”

X	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.
@	Illiquid security. At March 31, 2013 the aggregate value of illiquid securities was $3,496,035, which represented 0.82% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
°	Principal amount is stated in the currency in which each security is denominated.
•	Variable rate security. The rate shown is the rate as of March 31, 2013. Interest rates reset periodically.
t

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

Φ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at March 31, 2013.
‡	Non income producing security. Security is currently in default.
Δ	Securities have been classified by country of origin.
«

Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at March 31, 2013.

∞	Fully or partially pledged as collateral for futures contracts.
≠	The rate shown is the effective yield at time of purchase.
«	Includes foreign currency valued at $336,768 with a cost of $340,983.

Net Asset Value and Offering Price per Share –
Delaware Foundation Moderate Allocation Fund
Net asset value Class A (A)	$12.16
Sales charge (5.75% of offering price) (B)	0.74
Offering price	$12.90

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $50,000 or more.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at March 31, 2013:[1]

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to				Settlement	Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Date	(Depreciation)
BAML	AUD	(2,446,031)	USD	2,477,487	4/12/13	$(66,229)
BAML	BRL	1,879,329	USD	(934,757)	4/12/13	(6,086)
BAML	CLP	406,599,000	USD	(852,087)	4/12/13	8,358
BAML	COP	1,229,666,000	USD	(676,097)	4/12/13	(3,413)
BAML	EUR	(2,957,828)	USD	3,851,772	4/12/13	59,909
BAML	INR	22,719,096	USD	(410,462)	4/12/13	6,708
BAML	JPY	30,828,184	USD	(329,424)	4/12/13	(1,885)
BAML	KRW	(106,315,300)	USD	97,189	4/12/13	1,787
BAML	MXN	15,700,680	USD	(1,266,000)	4/12/13	3,468
BAML	MYR	3,909,313	USD	(1,255,036)	4/12/13	5,270
BAML	NZD	(132,665)	USD	108,981	4/12/13	(1,895)
BCLY	MXN	(3,887,186)	USD	312,525	4/12/13	(1,771)
BNP	AUD	(132,456)	USD	138,061	4/12/13	315
BNP	RUB	39,126,729	USD	(1,267,899)	4/12/13	(13,686)
CITI	AUD	(1,312,747)	USD	1,368,499	4/12/13	3,327
CITI	JPY	13,717,452	USD	(146,708)	4/12/13	(965)
CITI	PLN	(1,197,315)	USD	375,293	4/12/13	8,128
CITI	TRY	748,566	USD	(413,572)	4/12/13	(717)
CS	COP	1,163,217,325	USD	(635,204)	4/12/13	1,129
CS	IDR	2,891,771,600	USD	(296,805)	4/12/13	130
CS	MXN	16,074,941	USD	(1,292,385)	4/12/13	7,343
GSC	BRL	1,730,886	USD	(869,748)	4/12/13	(14,430)
GSC	GBP	(234,433)	USD	352,869	4/12/13	(3,312)
GSC	NOK	519,926	USD	(89,293)	4/12/13	(332)
HSBC	EUR	(127,143)	USD	165,568	4/12/13	2,574
HSBC	GBP	5,976	USD	(8,998)	4/12/13	82
HSBC	JPY	42,888,236	USD	(458,342)	4/12/13	(2,670)
JPMC	BRL	869,750	USD	(436,731)	4/12/13	(6,944)
JPMC	EUR	(727,032)	USD	946,014	4/12/13	13,977
JPMC	GBP	(405,799)	USD	610,606	4/12/13	(5,935)
JPMC	JPY	32,733,568	USD	(350,204)	4/12/13	(2,422)
MNB	COP	(41,411,290)	USD	22,598	4/2/13	(76)
MNB	EUR	54,651	USD	(70,338)	4/2/13	(281)
MNB	EUR	26,786	USD	(34,166)	4/3/13	171
MNB	IDR	123,454,560	USD	(12,695)	4/1/13	2
MNB	JPY	1,748,766	USD	(18,612)	4/2/13	(33)
MNB	SEK	(221,717)	USD	33,995	4/3/13	(25)
MSC	AUD	(2,040,352)	USD	2,125,067	4/12/13	3,232
MSC	GBP	(150,266)	USD	226,112	4/12/13	(2,190)
MSC	JPY	48,475,929	USD	(518,448)	4/12/13	(3,409)
MSC	PLN	(1,984,303)	USD	622,044	4/12/13	13,543
MSC	ZAR	(1,175,885)	USD	128,770	4/12/13	1,070
TD	CLP	161,211,000	USD	(338,305)	4/12/13	2,849
TD	GBP	(843,541)	USD	1,274,882	4/12/13	(6,731)
TD	JPY	(191,563,714)	USD	2,018,868	4/12/13	(16,427)
TD	MXN	16,068,688	USD	(1,292,993)	4/12/13	6,230
						$(12,262)

Futures Contracts

				Unrealized
Contracts	Notional	Notional	Expiration	Appreciation
to Buy (Sell)	Cost (Proceeds)	Value	Date	(Depreciation)
10 Euro-Bund	$1,869,940	$1,864,963	6/11/13	$(4,977)
(12) Euro-O.A.T.	(2,102,066)	(2,092,287)	6/11/13	9,779
17 Long Gilt	2,974,049	3,068,164	6/29/13	94,115
4 U.S. Treasury
10 yr Notes	525,824	527,938	6/29/13	2,114
	$3,267,747			$101,031

Swap Contracts
CDS Contracts

	Swap			Annual		Unrealized
	Referenced	Notional		Protection	Termination	Appreciation
Counterparty	Obligation	Value		Payments	Date	(Depreciation)
Protection Purchased:
JPMC	ITRAXX EUR Sub
Financial 18.1
	5 yr CDS	EUR	270,000	5.00%	12/20/17	$7,607
JPMC	ITRAXX Europe
Crossover S19
	V1 CDS	EUR	640,000	5.00%	6/20/18	2,541
$10,148

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The foreign currency exchange contracts and notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 8 in “Notes to financial statements.”

Summary of Abbreviations:
ADR — American Depositary Receipt
AFI — Advantage Futures
ARM — Adjustable Rate Mortgage
AUD — Australian Dollar
BAML — Bank of America Merrill Lynch
BCLY — Barclays Bank
BNP — Banque Paribas
BRL — Brazilian Real
CAD — Canadian Dollar
CDS — Credit Default Swap
CITI — Citigroup Global Markets
CLP —Chilean Peso
COP — Colombian Peso
CS — Credit Suisse
CVA — Dutch Certificate
EUR — European Monetary Unit
GBP — British Pound Sterling
GDR — Global Depositary Receipt
GNMA — Government National Mortgage Association
GSC — Goldman Sachs Capital

(continues)       63

Statements of net assets

Delaware Foundation® Moderate Allocation Fund

GSMPS — Goldman Sachs Reperforming Mortgage Securities
HSBC — Hong Kong Shanghai Bank
IDR — Indonesian Rupiah
INR — Indian Rupee
JPMC — JPMorgan Chase Bank
JPY — Japanese Yen
KRW — South Korean Won
MASTR — Mortgage Asset Securitization Transactions, Inc.
MNB — Mellon National Bank
MSC — Morgan Stanley Capital
MXN — Mexican Peso
MYR — Malaysian Ringgit
NCUA — National Credit Union Administration
NGN — Nigerian Naira
NOK — Norwegian Krone
NVDR — Non-Voting Depositary Receipt
NZD — New Zealand Dollar
O.A.T — Obligations Assimilables du Tresor
PLN — Polish Zloty
REIT — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduit
RUB — Russian Ruble
SDR — Special Drawing Right
SEK — Swedish Krona
S.F. — Single Family
TBA — To be announced
TD — Toronto Dominion Bank
TRY — Turkish Lira
UBS — Union Bank of Switzerland
USD — United States Dollar
yr — year
ZAR — South African Rand

See accompanying notes, which are an integral part of the financial statements.

Delaware Foundation® Conservative Allocation Fund
March 31, 2013 (Unaudited)

		Number of	Value
		Shares	(U.S. $)
Common Stock – 39.20%
U.S. Markets – 22.23%
Consumer Discretionary – 2.03%
†	AFC Enterprises	1,310	$47,592
†	BorgWarner	330	25,522
†	Buffalo Wild Wings	370	32,386
	CEC Entertainment	695	22,761
	Cheesecake Factory	725	27,992
	Cinemark Holdings	1,435	42,246
	Comcast Special Class	3,520	139,462
	Cooper Tire & Rubber	1,450	37,207
	DSW Class A	820	52,316
	Ford Motor	5,680	74,692
†	G-III Apparel Group	985	39,508
†	Iconix Brand Group	1,985	51,352
†	Jack in the Box	1,265	43,756
	Johnson Controls	9,600	336,672
	Jones Group	850	10,812
†	Jos. A Bank Clothiers	838	33,416
†	Liberty Interactive Class A	20,150	430,807
	Lowe’s	8,900	337,488
	Macy’s	1,830	76,567
†	Madden (Steven)	1,195	51,552
	McDonald’s	1,130	112,650
	National CineMedia	1,565	24,696
	NIKE Class B	3,950	233,090
	Nordstrom	1,410	77,874
	Perry Ellis International	1,530	27,831
†	priceline.com	555	381,801
	Regal Entertainment Group
	Class A	1,950	32,507
†	Sally Beauty Holdings	5,675	166,732
†	SHFL Entertainment	2,705	44,822
	Starbucks	1,370	78,035
	Target	1,210	82,825
†	Tenneco	1,055	41,472
	Viacom Class B	660	40,636
			3,259,077
Consumer Staples – 2.01%
	Archer-Daniels-Midland	14,850	500,890
	Avon Products	14,800	306,804
	Casey’s General Stores	750	43,725
	Coca-Cola	960	38,822
	CVS Caremark	7,860	432,220
	General Mills	1,830	90,237
	J&J Snack Foods	400	30,756
	Kimberly-Clark	860	84,263
	Kraft Foods Group	6,524	336,182
	Mondelez International Class A	7,573	231,810
	PepsiCo	1,750	138,443
†	Prestige Brands Holdings	1,280	32,883
	Procter & Gamble	2,300	177,238
	Safeway	8,800	231,880
†	Susser Holdings	970	49,577
	Walgreen	10,325	492,295
			3,218,025
Energy – 2.37%
	†Bonanza Creek Energy	1,005	38,863
	Bristow Group	310	20,441
†	C&J Energy Services	1,045	23,931
†	Carrizo Oil & Gas	1,175	30,280
	Chevron	4,610	547,759
	ConocoPhillips	5,500	330,550
†	Diamondback Energy	405	10,870
	EOG Resources	5,010	641,630
	Exxon Mobil	1,760	158,594
	Halliburton	8,500	343,485
	Hess	280	20,051
†	Key Energy Services	2,910	23,513
	Kinder Morgan	13,842	535,409
†	Kodiak Oil & Gas	1,925	17,498
	Lufkin Industries	480	31,867
	Marathon Oil	11,610	391,489
	National Oilwell Varco	760	53,770
	Occidental Petroleum	4,630	362,853
†	Pioneer Energy Services	3,440	28,380
†	RigNet	1,245	31,050
†	Rosetta Resources	735	34,971
	Schlumberger	1,630	122,071
			3,799,325
Financials – 4.02%
	AFLAC	1,530	79,591
	Allstate	7,000	343,489
	American Campus Communities	550	24,937
	American Equity Investment
	Life Holding	2,945	43,851
	American Tower	325	24,999
	Ameriprise Financial	970	71,441
	AMERISAFE	640	22,746
	Apartment Investment
	& Management	1,250	38,325
	AvalonBay Communities	450	57,002
	Bank of New York Mellon	12,000	335,879
	BBCN Bancorp	1,880	24,553
	BlackRock	420	107,890
	Boston Properties	875	88,428
	BRE Properties	300	14,604
	Camden Property Trust	825	56,661
†	Capital Bank Financial	1,355	23,252
	Capital One Financial	1,470	80,777
	Cardinal Financial	2,160	39,269

(continues)       65

Statements of net assets

Delaware Foundation® Conservative Allocation Fund

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Financials (continued)
	CBL & Associates Properties	1,250	$29,500
	City Holding	790	31,434
	CME Group	3,675	225,608
	Colonial Properties Trust	1,225	27,697
	Corporate Office Properties Trust	1,175	31,349
	DCT Industrial Trust	8,205	60,717
	DDR	1,600	27,872
	Digital Realty Trust	350	23,419
	Dime Community Bancshares	1,860	26,710
	DuPont Fabros Technology	1,625	39,439
	EastGroup Properties	730	42,486
	EPR Properties	830	43,202
	Equity Lifestyle Properties	325	24,960
	Equity Residential	1,725	94,979
	Essex Property Trust	275	41,410
	Evercore Partners Class A	660	27,456
	Extra Space Storage	500	19,635
	Federal Realty Investment Trust	275	29,711
	First Industrial Realty Trust	1,125	19,271
	First Potomac Realty Trust	850	12,606
	Flushing Financial	1,820	30,831
	General Growth Properties	2,125	42,245
	HCP	1,550	77,283
	Health Care REIT	575	39,048
	Healthcare Realty Trust	1,500	42,585
	Healthcare Trust of America
	Class A	1,600	18,800
	Home Bancshares	695	26,181
	Host Hotels & Resorts	6,975	121,993
@	Independent Bank	935	30,472
†	IntercontinentalExchange	2,570	419,089
	JPMorgan Chase	3,510	166,585
	Kilroy Realty	700	36,680
	Kimco Realty	2,450	54,880
	LaSalle Hotel Properties	1,665	42,258
	Lexington Realty Trust	1,875	22,125
	Liberty Property Trust	1,100	43,725
	Macerich	600	38,628
	Marsh & McLennan	9,000	341,729
	National Retail Properties	1,885	68,180
	Park National	475	33,150
	Parkway Properties	650	12,058
	Post Properties	500	23,550
	Primerica	1,020	33,436
	ProAssurance	520	24,612
	Progressive	15,150	382,840
	ProLogis	1,975	78,961
	Prosperity Bancshares	795	37,675
	Prudential Financial	660	38,933
	PS Business Parks	300	23,676
	Public Storage	600	91,392
	Ramco-Gershenson
	Properties Trust	3,285	55,188
	Rayonier	200	11,934
	Regency Centers	800	42,328
	RLJ Lodging Trust	650	14,794
	Senior Housing Properties Trust	700	18,781
	Simon Property Group	1,650	261,623
	SL Green Realty	825	71,041
	Sovran Self Storage	635	40,951
	State Street	1,330	78,590
†	Stifel Financial	605	20,975
†	Strategic Hotels & Resorts	2,750	22,963
	Summit Hotel Properties	2,025	21,202
†	Sunstone Hotel Investors	1,275	15,695
	Susquehanna Bancshares	2,985	37,104
	Tanger Factory Outlet Centers	975	35,276
	Taubman Centers	100	7,766
†	Texas Capital Bancshares	410	16,585
	Travelers	5,060	426,000
	Trustmark	955	23,885
	Ventas	1,100	80,520
	Vornado Realty Trust	1,075	89,913
†	WageWorks	860	21,526
†	Walter Investment Management	420	15,645
	Washington Real Estate
	Investment Trust	275	7,656
	Webster Financial	1,525	36,997
	Wells Fargo	4,190	154,988
†	Western Alliance Bancorp	1,395	19,307
			6,449,988
Healthcare – 2.98%
	Abbott Laboratories	1,550	54,746
	AbbVie	1,550	63,209
†	Acorda Therapeutics	1,055	33,792
	Air Methods	910	43,898
†	Align Technology	1,340	44,903
	Allergan	4,730	528,010
	Baxter International	4,800	348,672
	Cardinal Health	8,000	332,960
†	Celgene	4,880	565,642
†	Cepheid	415	15,924
	Conmed	1,055	35,933
	CryoLife	2,580	15,506
†	Express Scripts	1,500	26,715
†	Express Scripts	1,680	96,852
†	Gilead Sciences	2,640	129,175
†	Greenway Medical Technologies	765	12,164
†	Haemonetics	965	40,202
†	Incyte	1,385	32,423
†	InterMune	1,855	16,788

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Healthcare (continued)
	Johnson & Johnson	4,440	$361,993
	Merck	10,850	479,896
†	Merit Medical Systems	2,301	28,210
	Perrigo	1,800	213,714
	Pfizer	18,148	523,751
	Quest Diagnostics	5,900	333,055
†	Quidel	1,840	43,700
	Spectrum Pharmaceuticals	2,705	20,179
	Thermo Fisher Scientific	1,160	88,728
	UnitedHealth Group	2,030	116,136
†	Vertex Pharmaceuticals	900	49,482
†	WellCare Health Plans	550	31,878
	West Pharmaceutical Services	630	40,912
			4,769,148
Industrials – 1.91%
	AAON	1,430	39,454
	Acuity Brands	865	59,988
	Applied Industrial Technologies	1,090	49,050
	Barnes Group	1,340	38,766
	Caterpillar	1,980	172,201
†	Chart Industries	525	42,005
†	Columbus McKinnon	1,525	29,356
†	Cross Country Healthcare	2,650	14,072
	Cummins	340	39,375
	Deere	430	36,971
	Eaton	740	45,325
	ESCO Technologies	705	28,806
†	Esterline Technologies	700	52,990
	FedEx	470	46,154
	Fluor	680	45,104
†	FTI Consulting	755	28,433
	General Electric	5,350	123,692
†	Genesee & Wyoming	380	35,382
	Granite Construction	320	10,189
	Honeywell International	1,390	104,737
	Hunt (J.B.) Transport Services	720	53,626
†	Kadant	1,130	28,250
†	KEYW Holding	2,545	41,051
	Kforce	2,425	39,697
	Lockheed Martin	540	52,121
	Manpower	380	21,554
	McGrath RentCorp	720	22,392
†	MYR Group	1,450	35,612
	Northrop Grumman	4,900	343,735
	Raytheon	5,900	346,861
	Republic Services	1,200	39,600
	Rockwell Collins	380	23,986
†	RPX	1,110	15,662
†	Tetra Tech	1,040	31,710
†	Titan Machinery	1,055	29,276
	Towers Watson Class A	830	57,536
	Triumph Group	910	71,435
	Union Pacific	730	103,959
	United Stationers	1,190	45,994
	United Technologies	1,610	150,422
	URS	1,130	53,573
	US Ecology	1,455	38,630
	Waste Management	8,800	345,048
†	XPO Logistics	1,735	29,217
			3,062,997
Information Technology – 5.06%
	Accenture Class A	1,060	80,528
†	Adobe Systems	11,770	512,113
†	Amkor Technology	4,065	16,260
	Anixter International	500	34,960
	Apple	1,605	710,420
†	Applied Micro Circuits	3,825	28,382
	Avago Technologies	1,740	62,501
†	BMC Software	8,250	382,223
†	Brightcove	2,165	13,445
†	Cirrus Logic	990	22,523
	Cisco Systems	17,220	360,070
†	Citrix Systems	670	48,347
†	comScore	1,020	17,116
†	EMC	4,110	98,188
†	EPAM Systems	815	18,932
†	ExactTarget	1,080	25,132
†	ExlService Holdings	620	20,386
†	FARO Technologies	1,005	43,607
†	Fortinet	2,140	50,675
†	Google Class A	635	504,209
	Intel	19,380	423,453
	International Business Machines	460	98,118
†	InterXion Holding	1,140	27,611
	Intuit	6,375	418,519
	j2 Global	1,215	47,640
†	Liquidity Services	555	16,545
	MasterCard Class A	995	538,424
	Microsoft	5,150	147,342
	Motorola Solutions	5,314	340,255
†	NETGEAR	715	23,960
†	Nuance Communications	1,260	25,427
	Plantronics	695	30,712
†	Proofpoint	1,780	30,011
	QUALCOMM	10,205	683,224
†	Rofin-Sinar Technologies	1,015	27,496
†	Semtech	1,330	47,069
†	Shutterfly	790	34,894
†	SS&C Technologies Holdings	1,010	30,280
†	Synaptics	1,010	41,097
(continues)       67

Statements of net assets

Delaware Foundation® Conservative Allocation Fund

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
U.S. Markets (continued)
Information Technology (continued)
	Syntel	365	$24,645
†	TeleTech Holdings	1,715	36,375
†	Teradata	5,125	299,864
	Texas Instruments	1,750	62,090
†	Trulia	140	4,393
†	ValueClick	1,545	45,655
†	VeriFone Systems	4,075	84,271
†	VeriSign	5,200	245,856
	Visa Class A	3,750	636,899
†	Vocus	2,255	31,908
	Xerox	39,100	336,260
†	Yahoo	9,600	225,888
			8,116,198
Materials – 0.59%
	Allegheny Technologies	1,520	48,199
	Boise	3,335	28,881
	Buckeye Technologies	1,015	30,399
	Cabot	1,100	37,620
	Celanese Class A	1,250	55,063
†	Chemtura	1,465	31,659
†	Coeur d’Alene Mines	1,055	19,897
	duPont (E.I.) deNemours	8,380	411,960
	Eastman Chemical	830	57,992
	Innophos Holdings	525	28,644
	International Paper	880	40,990
	Kaiser Aluminum	490	31,679
	Koppers Holdings	630	27,707
	Materion	1,015	28,928
	MeadWestvaco	850	30,855
	Neenah Paper	610	18,764
	Stepan	225	14,198
			943,435
Telecommunication Services – 0.87%
	AT&T	13,410	492,013
	Atlantic Tele-Network	480	23,285
†	Crown Castle International	7,725	537,968
	NTELOS Holdings	587	7,519
	Verizon Communications	6,800	334,220
			1,395,005
Utilities – 0.39%
	Cleco	855	40,211
	Edison International	7,340	369,348
	MDU Resources Group	2,020	50,480
	NorthWestern	640	25,510
	OGE Energy	910	63,682
	Sempra Energy	670	53,560
	UIL Holdings	635	25,140
			627,931
Total U.S. Markets
	(cost $25,459,009)		35,641,129

§Developed Markets – 12.73%
Consumer Discretionary – 2.09%
	Adidas	825	85,596
	Aeon	3,800	49,090
	Bayerische Motoren Werke	2,511	216,652
	British Sky Broadcasting Group	5,470	73,390
	Cie Financiere Richemont
	Class A	695	54,531
	Don Quijote	6,700	296,457
	FamilyMart	1,100	50,834
	Hennes & Mauritz Class B	1,680	60,069
	Inditex	555	73,562
	LVMH Moet Hennessy
	Louis Vuitton	315	54,067
	McDonald’s Holdings Japan	1,500	40,380
	NGK Spark Plug	4,000	61,064
	NHK Spring	4,500	46,802
	Nitori Holdings	3,063	235,916
	Pirelli & C	3,900	40,919
	PPR	1,046	229,816
	Publicis Groupe	3,740	250,780
	Shimamura	500	58,324
	Shimano	700	57,113
	Sky City Entertainment Group	15,000	55,341
	Sumitomo Rubber Industries	7,557	126,044
	Suzuki Motor	2,600	57,977
	Techtronic Industries	66,500	161,912
	Toyota Motor	12,499	640,685
	Yue Yuen Industrial Holdings	84,500	275,406
			3,352,727
Consumer Staples – 1.96%
	Anheuser-Busch InBev	1,420	140,613
	Aryzta	8,165	481,988
	British American Tobacco	2,780	148,983
	Carlsberg Class B	2,237	217,683
	Coca-Cola Amatil	12,183	184,929
	Compass Group	5,770	73,689
	Danone	755	52,532
	Diageo	4,450	140,302
	Greggs	20,396	147,764
	Imperial Tobacco Group	2,555	89,252
	Japan Tobacco	2,400	76,617
	Kao	2,200	71,051
	Kerry Group Class A	1,060	63,162
	Koninklijke Ahold	4,480	68,654
	L’Oreal	490	77,697
	Nestle	4,820	348,491
	Reckitt Benckiser Group	1,135	81,365
	SABMiller	1,040	54,739
	Tate & Lyle	3,840	49,595
	Tesco	49,177	285,102
	Unilever	1,395	59,011

	Number of	Value
	Shares	(U.S. $)
Common Stock (continued)
§Developed Markets (continued)
Consumer Staples (continued)
Unilever CVA	1,690	$69,225
WM Morrison Supermarkets	13,100	54,977
Woolworths	3,060	107,647
		3,145,068
Energy – 0.66%
Aker Solutions	2,965	55,127
AMEC	3,100	49,741
BG Group	4,740	81,313
† Lundin Petroleum	2,395	51,822
Saipem	2,150	66,116
Santos	3,520	45,552
Subsea 7	9,753	227,921
Total	5,899	282,465
Transocean	3,883	201,761
		1,061,818
Financials – 1.54%
Aberdeen Asset Management	7,070	46,107
Admiral Group	2,425	49,080
AIA Group	12,400	54,312
AXA	14,746	253,478
Baloise Holding	520	48,687
City Developments	5,000	45,665
† Credit Agricole	5,550	45,716
Daito Trust Construction	700	59,938
† Danske Bank	3,490	62,402
Hang Lung Properties	15,000	56,038
Hargreaves Lansdown	3,850	50,777
KBC Groep	1,185	40,815
Maiden Holdings	1,110	11,755
Man Group	33,200	44,972
Mitsubishi UFJ Financial Group	60,481	362,384
Muenchener Rueckversicherungs	465	86,965
Nordea Bank	29,275	331,541
Oversea-Chinese Banking	8,000	68,679
SCOR SE	1,730	49,674
Seven Bank	17,300	55,504
† Shopping Centres Australasia
Property Group	10,600	18,264
Sony Financial Holdings	3,000	44,619
Standard Chartered	14,569	377,101
UBS	4,530	69,417
UniCredit	30,952	132,120
		2,466,010
Healthcare – 1.85%
† Alkermes	2,245	53,229
Bayer	1,580	162,978
Coloplast Class B	920	49,492
CSL	1,530	94,346
Dainippon Sumitomo Pharma	3,700	65,329
Fresenius	480	59,246
GlaxoSmithKline	8,810	205,949
† ICON	1,215	39,232
Meda Class A	8,605	102,008
Miraca Holdings	1,100	52,704
Novartis	4,758	337,996
Novo Nordisk ADR	1,750	282,625
Novo Nordisk Class B	815	132,413
Roche Holding	1,160	269,995
Sanofi	3,540	359,707
Stada Arzneimittel	7,642	312,881
Teva Pharmaceutical
Industries ADR	9,742	386,563
		2,966,693
Industrials – 2.29%
ABB	4,150	93,577
Alstom	4,985	202,883
Assa Abloy Class B	1,380	56,352
Brambles	7,040	62,080
Deutsche Lufthansa	3,125	61,028
Deutsche Post	11,389	262,417
East Japan Railway	5,225	429,080
Elbit Systems	1,110	46,870
European Aeronautic
Defence & Space	1,535	78,115
G4S	12,470	55,213
Hoya	2,500	46,903
IHI	16,000	48,444
Invensys	10,100	53,835
ITOCHU	27,137	331,248
Keppel	7,000	63,198
Komatsu	2,000	47,445
Kone Class B	720	56,622
Koninklijke Philips Electronics	8,752	258,985
Mitsubishi Electric	8,000	64,677
Rexam	30,293	242,801
Rolls-Royce Holdings	4,340	74,517
Schindler Holding	355	52,007
Schneider Electric	1,270	92,793
Singapore Airlines	6,000	52,573
Sodexo	675	62,904
Swire Pacific Class A	4,000	50,988
Teleperformance	8,261	352,043
Vinci	5,124	230,839
Volvo Class B	5,075	73,791
Yamato Holdings	3,400	61,477
		3,665,705

(continues)       69

Statements of net assets

Delaware Foundation® Conservative Allocation Fund

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
§Developed Markets (continued)
Information Technology – 0.47%
	ASM Pacific Technology	3,850	$42,306
	ASML Holding	1,215	81,719
†	CGI Group Class A	14,359	390,266
	Computershare	4,940	52,459
	SAP	1,185	94,937
	Seiko Epson	4,900	47,371
	Trend Micro	1,700	47,516
			756,574
Materials – 1.40%
	Air Liquide	795	96,588
	Anglo American ADR	2,700	34,684
	AuRico Gold	18,634	117,397
	BASF	1,245	109,032
	BHP Billiton Limited	5,960	203,274
†	Cemex Latam Holdings	13,434	100,967
	Johnson Matthey	1,665	58,187
	Kansai Paint	4,000	44,279
	Lafarge	2,207	146,629
†	Lonmin	7,650	33,814
	Rio Tinto	8,564	401,437
	Rio Tinto Limited	1,135	67,590
	Shin-Etsu Chemical	1,600	105,556
	Syngenta	237	98,844
	Syngenta ADR	3,150	263,813
	Umicore	1,155	54,254
	Yamana Gold	20,045	308,810
			2,245,155
Telecommunication Services – 0.34%
	BT Group	9,800	41,396
	KDDI	5,804	242,013
	Millicom International
	Cellular SDR	580	46,327
	Telefonica Deutschland Holding	6,530	49,989
	Vodafone Group	35,702	101,226
	Vodafone Group ADR	2,410	68,468
			549,419
Utilities – 0.13%
	Centrica	8,650	48,328
	National Grid	8,819	102,510
†	Shikoku Electric Power	3,500	49,750
			200,588
Total Developed Markets
	(cost $16,664,171)		20,409,757

XEmerging Markets – 4.24%
Consumer Discretionary – 0.26%
	Grupo Televisa ADR	5,525	147,020
	Hyundai Home Shopping Network	1,217	151,382
	Hyundai Motor	258	51,788
	Mahindra & Mahindra	3,997	63,417
			413,607
Consumer Staples – 0.55%
	Brazil Foods ADR	6,400	141,504
	China Mengniu Dairy	27,000	77,565
	Cia Brasileira de Distribuicao
	Grupo Pao de Acucar ADR	1,400	74,592
	Fomento Economico
	Mexicano ADR	800	90,800
†	Hypermarcas	10,900	86,380
@	Lotte Chilsung Beverage	68	91,303
@	Lotte Confectionery	47	74,377
	Tingyi Cayman Islands Holding	23,908	62,368
	Tsingtao Brewery	8,004	51,040
	United Spirits	2,106	73,678
	Wal-Mart de Mexico Series V	20,379	66,663
			890,270
Energy – 0.77%
	Cairn India	11,236	56,392
	China Petroleum & Chemical	39,500	46,509
	CNOOC ADR	400	76,600
	Gazprom ADR	11,160	95,418
	LUKOIL ADR	1,700	109,650
	PetroChina ADR	475	62,615
	Petroleo Brasileiro SA ADR	11,219	185,899
†	Polski Koncern Naftowy Orlen	3,177	50,137
	PTT	7,641	84,451
#@	Reliance Industries GDR 144A	8,270	235,530
†	Rosneft Oil GDR	9,500	72,485
	Sasol ADR	1,500	66,510
	Tambang Batubara Bukit
	Asam Persero	37,000	54,829
	YPF ADR	2,100	30,009
			1,227,034
Financials – 0.67%
	Banco Santander Brasil ADR	9,100	66,066
	Bangkok Bank	10,996	83,272
	China Construction Bank	93,080	76,022
#=†	Etalon Group GDR 144A	3,700	18,500
	ICICI Bank ADR	1,800	77,220
	Industrial & Commercial
	Bank of China	163,459	114,552
	Itau Unibanco Holding ADR	4,900	87,220
†	KB Financial Group ADR	4,127	136,356
	Powszechna Kasa
	Oszczednosci Bank Polski	3,096	32,842

		Number of	Value
		Shares	(U.S. $)
Common Stock (continued)
XEmerging Markets (continued)
Financials (continued)
	Samsung Life Insurance	720	$67,251
=	Sberbank	40,305	127,723
	Standard Bank Group	7,152	92,140
@†	UEM Land Holdings	102,452	88,945
			1,068,109
Industrials – 0.25%
	All America Latina Logistica	6,852	34,120
†	Empresas ICA SAB de CV ADR	5,700	75,582
@	Gol Linhas Aereas
	Inteligentes ADR	6,800	40,460
@	KCC	370	98,528
	Remgro	2,796	55,725
	Santos Brasil Participacoes	3,400	49,984
	Siam Cement	2,898	47,451
			401,850
Information Technology – 0.66%
†	Baidu ADR	600	52,620
†	Foxconn International Holdings	88,000	32,876
	Hon Hai Precision Industry	44,760	123,920
†	LG Display ADR	4,700	68,573
	LG Electronics	844	61,702
	Samsung Electronics	300	406,847
†	Sina	900	43,731
†	Sohu.com	1,500	74,415
	Taiwan Semiconductor
	Manufacturing	20,034	67,068
	Taiwan Semiconductor
	Manufacturing ADR	3,100	53,289
	United Microelectronics	110,000	40,876
†	WNS Holdings ADR	1,835	27,048
			1,052,965
Materials – 0.38%
†	Anglo American Platinum	943	39,216
†@	ArcelorMittal South Africa	6,141	19,005
	Braskem ADR	4,000	54,160
†	Cemex ADR	9,859	120,378
†@	Fibria Celulose ADR	8,237	99,421
@	Gerdau	3,700	25,604
	Gerdau ADR	3,300	25,443
	Impala Platinum Holdings	2,042	30,132
	Siam Cement NVDR	1,900	31,110
	Ultratech Cement	1,594	54,879
	Vale ADR	6,525	112,817
			612,165
Telecommunication Services – 0.70%
	America Movil ADR	2,800	58,688
	China Mobile ADR	1,600	85,008
	China Telecom	126,000	63,466
	China Unicom Hong Kong ADR	7,108	95,816
	Chunghwa Telecom ADR	1,960	60,956
†	KT ADR	8,100	127,251
†	MegaFon GDR	3,200	99,200
	Mobile Telesystems ADR	2,500	51,850
	MTN Group	3,132	55,036
	SK Telecom ADR	12,200	218,014
	Telefonica Brasil ADR	3,350	89,378
†	Turkcell Iletisim Hizmet ADR	3,487	58,024
	Vodacom Group	5,501	65,788
			1,128,475
Total Emerging Markets
	(cost $6,290,445)		6,794,475

Total Common Stock
	(cost $48,413,625)		62,845,361

Convertible Preferred Stock – 0.51%
	Apache 6.00%
	exercise price $109.12,
	expiration date 8/1/13	1,650	73,491
	ArcelorMittal 6.00%
	exercise price $20.94,
	expiration date 12/21/15	1,175	24,969
	Aspen Insurance Holdings 5.625%
	exercise price $29.28,
	expiration date 12/31/49	1,327	88,080
	Bank of America 7.25%
	exercise price $50.00,
	expiration date 12/31/49	16	19,554
#	Chesapeake Energy 144A 5.75%
	exercise price $27.90,
	expiration date 12/31/49	37	37,902
	Cliffs Natural Resources 7.00%
	exercise price $35.53,
	expiration date 2/1/16	1,925	35,940
	Goodyear Tire & Rubber 5.875%
	exercise price $18.21,
	expiration date 3/31/14	1,550	68,491
	HealthSouth 6.50%
	exercise price $30.50,
	expiration date 12/31/49	92	108,122
	Huntington Bancshares 8.50%
	exercise price $11.95,
	expiration date 12/31/49	38	48,906
	MetLife 5.00%
	exercise price $44.28,
	expiration date 9/4/13	1,800	88,919
	PPL 9.50%
	exercise price $28.80,
	expiration date 7/1/13	1,600	88,192

(continues)       71

Statements of net assets

Delaware Foundation® Conservative Allocation Fund

		Number of		Value
		Shares		(U.S. $)
Convertible Preferred Stock (continued)
	SandRidge Energy 8.50%
	exercise price $8.01,
	expiration date 12/31/49		541	$49,794
	Wells Fargo 7.50%
	exercise price $156.71,
	expiration date 12/31/49		65	83,769
Total Convertible Preferred Stock
	(cost $823,379)			816,129

Exchange-Traded Fund – 0.04%
i	Shares MSCI EAFE
	Growth Index		960	60,778
Total Exchange-Traded Fund
	(cost $59,526)			60,778

		Principal
		Amount°
Agency Collateralized Mortgage Obligations – 0.49%
	Fannie Mae REMICs
	Series 1996-46 ZA
	7.50% 11/25/26	USD	2,138	2,487
	Series 2003-26 AT
	5.00% 11/25/32		58,419	61,155
	Series 2003-32 PH
	5.50% 3/25/32		21,810	22,321
	Series 2010-41 PN
	4.50% 4/25/40		60,000	67,823
	Series 2010-96 DC
	4.00% 9/25/25		115,000	125,156
	•Series 2012-122 SD
	5.896% 11/25/42		118,307	31,847
	•Series 2012-124 SD
	5.946% 11/25/42		158,404	46,574
	Series 2013-38 Al
	3.00% 4/25/33		165,000	23,925
	Freddie Mac REMICs
	Series 2512 PG
	5.50% 10/15/22		115,811	128,493
	Series 4065 DE
	3.00% 6/15/32		15,000	16,093
	•Series 4148 SA
	5.897% 12/15/42		183,277	51,322
	GNMA Series 2010-113 KE
	4.50% 9/20/40		140,000	160,005
	NCUA Guaranteed Notes
	Series 2010-C1 A2
	2.90% 10/29/20		50,000	53,285
Total Agency Collateralized Mortgage
	Obligations (cost $750,022)			790,486

Agency Mortgage-Backed Securities – 9.08%
	Fannie Mae S.F. 15 yr
	2.50% 2/1/28		182,011	189,256
	3.00% 11/1/27		33,102	34,997
	3.50% 7/1/26		62,220	66,623
	3.50% 10/1/26		351,464	372,822
	4.00% 11/1/25		128,639	139,727
	5.00% 9/1/18		24,079	26,046
	5.50% 7/1/22		28,125	30,796
	Fannie Mae S.F. 15 yr TBA
	2.50% 4/1/28		2,457,000	2,548,755
	3.00% 4/1/28		1,950,000	2,050,166
	Fannie Mae S.F. 20 yr
	5.00% 11/1/23		5,822	6,398
	5.50% 8/1/28		46,480	50,756
	5.50% 12/1/29		9,630	10,516
	Fannie Mae S.F. 30 yr
	4.00% 11/1/40		25,214	26,893
	4.00% 1/1/41		120,098	128,095
	4.00% 9/1/41		18,226	19,445
	4.00% 3/1/42		102,262	110,206
	4.00% 1/1/43		340,547	363,332
	4.50% 7/1/36		18,151	19,565
	4.50% 2/1/41		31,340	33,830
	4.50% 3/1/41		44,055	47,555
	4.50% 8/1/41		32,713	35,312
	4.50% 10/1/41		75,497	81,495
	5.00% 2/1/35		3,781	4,120
	6.00% 3/1/37		9,325	10,259
	6.00% 4/1/38		116,101	127,326
	6.00% 2/1/41		147,731	163,449
	6.50% 2/1/36		16,724	18,895
	Fannie Mae S.F. 30 yr TBA
	3.00% 4/1/43		1,319,000	1,360,425
	3.00% 5/1/43		590,000	606,870
	3.50% 4/1/43		1,836,000	1,938,701
	3.50% 5/1/43		1,545,000	1,627,561
	4.50% 5/1/43		870,000	938,377
	Freddie Mac 4.50% 1/1/41		118,407	124,082
	Freddie Mac S.F. 30 yr
	3.00% 11/1/42		58,856	60,660
	4.00% 10/1/40		69,444	73,813
	4.00% 11/1/40		40,401	42,944
	5.50% 7/1/40		484,593	526,199
	6.00% 8/1/38		116,071	128,065
	6.00% 10/1/38		173,687	191,855
	6.00% 5/1/40		201,996	220,853
Total Agency Mortgage-Backed
	Securities (cost $14,517,291)			14,557,040

		Principal		Value
		Amount°		(U.S. $)
Commercial Mortgage-Backed Securities – 1.66%
	BAML Commercial Mortgage
	Securities Series 2006-4 A4
	5.634% 7/10/46	USD	50,000	$56,191
•	Bear Stearns Commercial
	Mortgage Securities
	Series 2004-PWR4 A3
	5.468% 6/11/41		76,103	79,118
	Series 2005-PW10 A4
	5.405% 12/11/40		60,000	66,063
	Series 2005-T20 A4A
	5.147% 10/12/42		35,000	38,348
	Series 2006-PW12 A4
	5.718% 9/11/38		25,000	28,201
w	Commercial Mortgage Pass
	Through Certificates
	•Series 2005-C6 A5A
	5.116% 6/10/44		50,000	54,319
	Series 2013-CR6 A2
	2.122% 3/10/46		125,000	128,630
#	DBUBS Mortgage Trust
	Series 2011-LC1A A3
	144A 5.002% 11/10/46		300,000	353,126
#•	FREMF Mortgage Trust
	Series 2012-K21 B 144A
	3.939% 7/25/45		50,000	51,546
	Goldman Sachs
	Mortgage Securities II
	•Series 2004-GG2 A6
	5.396% 8/10/38		115,000	120,109
	Series 2005-GG4 A4A
	4.751% 7/10/39		50,000	53,232
	#Series 2010-C1 A2 144A
	4.592% 8/10/43		100,000	115,048
	JPMorgan Chase Commercial
	Mortgage Securities
	•Series 2005-LDP3 A4A
	4.936% 8/15/42		65,000	70,240
	•Series 2005-LDP5 A4
	5.201% 12/15/44		275,000	301,424
	Series 2011-C5 A3
	4.171% 8/15/46		140,000	156,525
	LB-UBS Commercial Mortgage
	Trust Series 2004-C1 A4
	4.568% 1/15/31		44,354	45,470
	Morgan Stanley Bank of
	America Merrill Lynch Trust
	Series 2013-C8 AS
	3.376% 12/15/48		75,000	76,856
	•Series 2013-C8 B
	3.676% 12/15/48		40,000	41,258
	Morgan Stanley Capital I
	Series 2005-HQ6 A4A
	4.989% 8/13/42		60,000	64,586
	•Series 2007-T27 A4
	5.651% 6/11/42		215,000	251,518
#	OBP Depositor Trust
	Series 2010-OBP A 144A
	4.646% 7/15/45		100,000	115,080
#	VNO Mortgage Trust Series
	2012-6AVE A 144A
	2.996% 11/15/30		220,000	221,478
	WF-RBS Commercial
	Mortgage Trust
	Series 2012-C9 A3
	2.87% 11/15/45		65,000	65,572
	Series 2012-C9 B
	3.84% 11/15/45		25,000	25,918
	Series 2013-C11 A5
	3.071% 3/15/45		55,000	56,340
	Series 2013-C11 AS
	3.311% 3/15/45		35,000	35,675
Total Commercial Mortgage-Backed
	Securities (cost $2,497,177)			2,671,871

Convertible Bonds – 2.06%
	Advanced Micro Devices 6.00%
	exercise price $28.08,
	expiration date 4/30/15		72,000	71,910
#	Alaska Communications
	System Group 144A 6.25%
	exercise price $10.28,
	expiration date 4/27/18		65,000	47,084
	Alcatel-Lucent USA 2.875%
	exercise price $15.35,
	expiration date 6/13/25		55,000	55,241
	Alere 3.00%
	exercise price $43.98,
	expiration date 5/15/16		77,000	76,038
	Ares Capital 5.75%
	exercise price $19.13,
	expiration date 2/1/16		65,000	70,769
Φ	ArvinMeritor 4.00%
	exercise price $26.73,
	expiration date 2/12/27		124,000	99,278
	BGC Partners 4.50%
	exercise price $9.84,
	expiration date 7/13/16		65,000	64,634
#	Blucora 144A 4.25%
	exercise price $21.66,
	expiration date 9/28/18		42,000	43,706
	Chesapeake Energy
	2.25% exercise price $85.61,
	expiration date 12/14/38		24,000	21,420
	2.50% exercise price $51.14,
	expiration date 5/15/37		26,000	25,041
#	Ciena 144A 3.75%
	exercise price $20.17,
	expiration date 10/15/18		78,000	88,823

(continues)       73

Statements of net assets

Delaware Foundation® Conservative Allocation Fund

		Principal		Value
		Amount°		(U.S. $)
Convertible Bonds (continued)
#	Clearwire Communications
	144A 8.25%
	exercise price $7.08,
	expiration date 11/30/40	USD	50,000	$55,938
#	Corporate Office Properties
	144A 4.25%
	exercise price $47.96,
	expiration date 4/12/30		70,000	73,063
	Dendreon 2.875%
	exercise price $51.24,
	expiration date 1/13/16		76,000	60,990
#	Gaylord Entertainment
	144A 3.75%
	exercise price $22.23,
	expiration date 9/29/14		39,000	80,559
ϕ	General Cable 4.50%
	exercise price $36.75,
	expiration date 11/15/29		88,000	110,110
	Gilead Sciences 1.625%
	exercise price $22.71,
	expiration date 5/1/16		29,000	63,003
	Helix Energy Solutions
	Group 3.25%
	exercise price $25.02,
	expiration date 3/12/32		82,000	100,911
ϕ	Hologic 2.00%
	exercise price $31.17,
	expiration date 2/27/42		79,000	82,950
#	Iconix Brand Group 144A 2.50%
	exercise price $30.75,
	expiration date 5/31/16		57,000	63,591
#	Illumina 144A 0.25%
	exercise price $83.55,
	expiration date 3/11/16		38,000	36,670
	Intel 3.25%
	exercise price $22.20,
	expiration date 8/1/39		79,000	95,245
	International Game
	Technology 3.25%
	exercise price $19.93,
	expiration date 5/1/14		36,000	38,903
	Jefferies Group 3.875%
	exercise price $45.82,
	expiration date 10/31/29		81,000	83,582
	L-3 Communications
	Holdings 3.00%
	exercise price $91.21,
	expiration date 8/1/35		53,000	53,861
	Leap Wireless International
	4.50% exercise price $93.21,
	expiration date 7/10/14		79,000	80,876
#	Lexington Realty Trust 144A
	6.00% exercise price $6.93,
	expiration date 1/11/30		34,000	59,351
	Linear Technology 3.00%
	exercise price $42.07,
	expiration date 4/30/27		82,000	87,843
	Live Nation Entertainment
	2.875% exercise price $27.14,
	expiration date 7/14/27		94,000	94,705
	MGM Resorts International
	4.25% exercise price $18.58,
	expiration date 4/10/15		98,000	106,636
#	Molina Healthcare 144A 1.125%
	exercise price $40.77,
	expiration date 1/13/20		12,000	12,060
	Mylan 3.75%
	exercise price $13.32,
	expiration date 9/15/15		24,000	53,295
	Nuance Communications
	2.75% exercise price $32.30,
	expiration date 11/1/31		112,000	116,269
	NuVasive 2.75% exercise
	price $42.13, expiration
	date 6/30/17		164,000	160,309
#	Opko Health 144A 3.00%
	exercise price $7.07,
	expiration date 1/28/33		19,000	21,090
#	Owens-Brockway Glass
	Container 144A 3.00%
	exercise price $47.47,
	expiration date 5/28/15		94,000	94,999
	Peabody Energy 4.75%
	exercise price $57.95,
	expiration date 12/15/41		45,000	36,900
	PHH 4.00%
	exercise price $25.80,
	expiration date 8/27/14		117,000	129,211
	Rovi 2.625%
	exercise price $47.36,
	expiration date 2/10/40		39,000	39,853
	SanDisk 1.50%
	exercise price $52.37,
	expiration date 8/11/17		86,000	111,263
	SBA Communications 4.00%
	exercise price $30.38,
	expiration date 9/29/14		22,000	52,566
	Steel Dynamics 5.125%
	exercise price $17.25,
	expiration date 6/15/14		25,000	28,188
#	TIBCO Software 144A 2.25%
	exercise price $50.57,
	expiration date 4/30/32		140,000	136,237
#	Titan Machinery 144A 3.75%
	exercise price $43.17,
	expiration date 4/30/19		40,000	40,425
•	Vector Group 2.50%
	exercise price $18.50,
	expiration date 1/14/19		22,000	25,706

		Principal		Value
		Amount°		(U.S. $)
Convertible Bonds (continued)
	Verisign 3.25%
	exercise price $34.37,
	expiration date 8/15/37	USD	61,000	$90,699
#	WellPoint 144A 2.75%
	exercise price $75.57,
	expiration date 10/15/42		55,000	60,363
Total Convertible Bonds
	(cost $3,073,083)			3,302,164

Corporate Bonds – 28.28%
Banking – 2.43%
	Abbey National Treasury
	Services 4.00% 4/27/16		90,000	95,773
#	Banco Santander Mexico
	144A 4.125% 11/9/22		300,000	302,250
	Bancolombia 5.125% 9/11/22		83,000	83,830
	Bank of America
	2.00% 1/11/18		240,000	239,128
	3.30% 1/11/23		65,000	64,227
	3.875% 3/22/17		80,000	86,140
#	Bank Nederlandse
	Gemeenten 144A
	2.50% 1/23/23		218,000	217,996
	BB&T 5.25% 11/1/19		115,000	132,713
	BBVA US Senior
	4.664% 10/9/15		200,000	205,216
	City National 5.25% 9/15/20		90,000	101,449
•	Fifth Third Capital Trust IV
	6.50% 4/15/37		145,000	145,906
#•	HBOS Capital Funding 144A
	6.071% 6/29/49		70,000	62,913
#	HSBC Bank 144A
	4.75% 1/19/21		150,000	171,773
	JPMorgan Chase
	2.92% 9/19/17	CAD	110,000	110,073
	3.20% 1/25/23	USD	175,000	175,083
	Morgan Stanley
	3.75% 2/25/23		70,000	70,901
	7.375% 2/22/18	AUD	164,000	185,881
	7.60% 8/8/17	NZD	64,000	57,250
•	PNC Financial Services
	Group 8.25% 5/29/49	USD	25,000	25,277
	PNC Funding
	5.125% 2/8/20		305,000	357,517
	5.625% 2/1/17		165,000	188,634
#•	PNC Preferred Funding Trust
	II 144A 1.503% 3/31/49		100,000	88,000
	SVB Financial Group
	5.375% 9/15/20		150,000	170,311
•	USB Capital IX 3.50% 10/29/49		200,000	186,020
	Wachovia
	•0.674% 10/15/16		90,000	89,047
	5.25% 8/1/14		45,000	47,626
	Wells Fargo 3.45% 2/13/23		115,000	116,014
	Zions Bancorporation
	4.50% 3/27/17		35,000	37,419
	7.75% 9/23/14		73,000	79,393
				3,893,760
Basic Industry – 2.51%
	Airgas
	1.65% 2/15/18		90,000	90,248
	2.375% 2/15/20		55,000	54,968
	AK Steel 7.625% 5/15/20		40,000	35,200
	ArcelorMittal 10.35% 6/1/19		85,000	107,466
#	Axiall 144A 4.875% 5/15/23		35,000	35,744
	Barrick Gold 3.85% 4/1/22		80,000	81,933
	Barrick North America
	Finance 4.40% 5/30/21		50,000	53,483
	Cabot
	2.55% 1/15/18		115,000	118,348
	3.70% 7/15/22		60,000	61,018
#•	Cemex SAB de CV 144A
	5.283% 9/30/15		170,000	177,013
	Century Aluminum
	8.00% 5/15/14		66,000	66,413
	CF Industries
	6.875% 5/1/18		190,000	227,899
	7.125% 5/1/20		47,000	58,317
	Compass Minerals International
	8.00% 6/1/19		37,000	40,330
#	Crown Americas 144A
	4.50% 1/15/23		35,000	34,125
	Dow Chemical 8.55% 5/15/19		288,000	387,606
	du Pont (E.I.) de Nemours
	2.80% 2/15/23		125,000	127,227
#	FMG Resources August 2006 144A
	6.875% 4/1/22		25,000	26,281
	7.00% 11/1/15		50,000	52,625
#	Freeport-McMoRan Copper &
	Gold 144A 3.875% 3/15/23		255,000	256,251
	Georgia-Pacific 8.00% 1/15/24		240,000	332,774
	Headwaters 7.625% 4/1/19		85,000	91,375
	International Paper
	6.00% 11/15/41		235,000	274,414
	9.375% 5/15/19		25,000	34,401
	LyondellBasell Industries
	5.75% 4/15/24		200,000	235,499
#	MacDermid 144A
	9.50% 4/15/17		47,000	48,821
	Mohawk Industries
	6.375% 1/15/16		23,000	25,760
#	Murray Energy 144A
	10.25% 10/15/15		48,000	48,420
	Norcraft 10.50% 12/15/15		43,000	45,096
	Nortek 8.50% 4/15/21		75,000	83,625

(continues)       75

Statements of net assets

Delaware Foundation® Conservative Allocation Fund

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
	Novelis 8.75% 12/15/20	USD	60,000	$67,950
#	PolyOne 144A
	5.25% 3/15/23		60,000	60,750
	Rockwood Specialties Group
	4.625% 10/15/20		50,000	51,438
#	Ryerson 144A
	9.00% 10/15/17		45,000	49,331
	11.25% 10/15/18		20,000	20,850
#	Samarco Mineracao 144A
	4.125% 11/1/22		200,000	195,100
	Southern Copper
	3.50% 11/8/22		30,000	30,006
	5.25% 11/8/42		125,000	118,984
#	TPC Group 144A
	8.75% 12/15/20		50,000	52,313
#	URS 144A 4.10% 4/1/17		55,000	57,210
				4,016,612
Brokerage – 0.31%
#	Banco BTG Pactual 144A
	4.00% 1/16/20		200,000	193,500
	Jefferies Group
	5.125% 1/20/23		60,000	63,649
	6.45% 6/8/27		35,000	38,850
	6.50% 1/20/43		25,000	26,741
	Lazard Group 6.85% 6/15/17		152,000	174,923
				497,663
Capital Goods – 0.47%
	Anixter 10.00% 3/15/14		4,000	4,300
	Berry Plastics 9.75% 1/15/21		60,000	70,425
#	Consolidated Container
	144A 10.125% 7/15/20		35,000	38,500
	Energizer Holdings
	4.70% 5/24/22		180,000	191,917
	Kratos Defense & Security
	Solutions 10.00% 6/1/17		30,000	33,150
#	Plastipak Holdings 144A
	10.625% 8/15/19		28,000	32,200
	Rock Tenn 4.00% 3/1/23		20,000	20,266
#	Sealed Air 144A
	6.50% 12/1/20		70,000	77,000
#	URS 144A 5.25% 4/1/22		60,000	63,108
#	Votorantim Cimentos 144A
	7.25% 4/5/41		200,000	218,501
				749,367
Consumer Cyclical – 1.72%
	American Axle & Manufacturing
	6.25% 3/15/21		85,000	87,550
	AmeriGas Finance
	6.75% 5/20/20		55,000	60,088
	7.00% 5/20/22		15,000	16,388
	CKE Restaurants
	11.375% 7/15/18		40,000	46,600
#	Daimler Finance North
	America 144A
	2.25% 7/31/19		300,000	301,761
	Darden Restaurants
	3.35% 11/1/22		85,000	81,002
	Dave & Buster’s 11.00% 6/1/18		20,000	22,725
	Delphi 6.125% 5/15/21		75,000	82,875
	Dollar General 4.125% 7/15/17		25,000	26,969
	Ford Motor 7.45% 7/16/31		122,000	154,905
	Ford Motor Credit
	12.00% 5/15/15		100,000	121,565
	Hanesbrands 6.375% 12/15/20		60,000	65,625
	HD Supply
	#144A 7.50% 7/15/20		34,000	35,870
	11.00% 4/15/20		35,000	42,613
	Historic TW 6.875% 6/15/18		260,000	324,771
	Host Hotels & Resorts
	3.75% 10/15/23		45,000	45,288
	4.75% 3/1/23		100,000	108,000
	5.25% 3/15/22		55,000	61,325
	5.875% 6/15/19		35,000	38,631
	Ingles Markets 8.875% 5/15/17		33,000	34,650
	Levi Strauss
	6.875% 5/1/22		70,000	77,000
	#144A 6.875% 5/1/22		25,000	27,500
	Macy’s Retail Holdings
	5.90% 12/1/16		19,000	22,093
	Meritor 8.125% 9/15/15		70,000	74,375
	Newell Rubbermaid
	2.05% 12/1/17		55,000	55,366
#	QVC 144A 4.375% 3/15/23		125,000	126,620
	Rite Aid 9.25% 3/15/20		70,000	79,363
	Sally Holdings 5.75% 6/1/22		70,000	73,413
#	Sealy Mattress 144A
	10.875% 4/15/16		8,000	8,470
	Suburban Propane Partners
	7.375% 8/1/21		25,000	27,688
	Tomkins 9.00% 10/1/18		25,000	27,969
#	TRW Automotive 144A
	4.50% 3/1/21		80,000	81,600
	Walgreen 3.10% 9/15/22		170,000	168,566
#	Wesfarmers 144A
	1.874% 3/20/18		75,000	75,734
	Wyndham Worldwide
	5.625% 3/1/21		65,000	73,113
				2,758,071
Consumer Non-Cyclical – 3.22%
	Accellent 8.375% 2/1/17		35,000	37,363
#	ADT 144A 4.125% 6/15/23		70,000	72,785
#	Alere 144A 7.25% 7/1/18		15,000	16,013

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
	Amgen 3.875% 11/15/21	USD	50,000	$54,672
#	Anadolu Efes Biracilik
	Ve Malt Sanayii 144A
	3.375% 11/1/22		200,000	191,500
#	ARAMARK 144A
	5.75% 3/15/20		25,000	25,688
#	Avis Budget Car Rental
	144A 5.50% 4/1/23		85,000	85,213
#	BFF International 144A
	7.25% 1/28/20		125,000	148,750
#	Biomet 144A
	6.50% 8/1/20		40,000	42,600
	6.50% 10/1/20		15,000	15,497
	Bio-Rad Laboratories
	8.00% 9/15/16		18,000	19,272
	Boston Scientific
	6.00% 1/15/20		70,000	81,937
	Cardinal Health
	1.70% 3/15/18		50,000	49,905
	3.20% 3/15/23		75,000	74,781
	CareFusion
	#144A 3.30% 3/1/23		95,000	95,912
	6.375% 8/1/19		185,000	223,935
	Celgene 3.95% 10/15/20		120,000	130,043
	Community Health Systems
	8.00% 11/15/19		25,000	27,813
	ConAgra Foods 3.20% 1/25/23		85,000	84,898
	Constellation Brands
	6.00% 5/1/22		65,000	71,338
#	Cosan Luxembourg 144A
	9.50% 3/14/18	BRL	300,000	153,842
	Del Monte 7.625% 2/15/19	USD	60,000	62,550
#	Dole Food 144A
	8.00% 10/1/16		28,000	29,260
#	ESAL 144A 6.25% 2/5/23		200,000	202,000
#	Fresenius Medical Care US
	Finance II 144A
	5.875% 1/31/22		70,000	78,488
	GlaxoSmithKline Capital
	2.80% 3/18/23		95,000	95,791
#	Heineken 144A 3.40% 4/1/22		365,000	379,826
	Jarden
	6.125% 11/15/22		40,000	43,050
	7.50% 1/15/20		5,000	5,469
	Kinetic Concepts
	12.50% 11/1/19		60,000	59,700
	Laboratory Corporation of
	America Holdings
	2.20% 8/23/17		85,000	86,032
	Medtronic
	2.75% 4/1/23		310,000	309,620
	4.00% 4/1/43		20,000	19,538
#	Multiplan 144A
	9.875% 9/1/18		80,000	89,300
#	Mylan 144A 3.125% 1/15/23		35,000	34,536
	NBTY 9.00% 10/1/18		90,000	101,025
#	Pernod-Ricard 144A
	5.75% 4/7/21		300,000	357,090
	Quest Diagnostics
	4.70% 4/1/21		125,000	136,896
	Radnet Management
	10.375% 4/1/18		23,000	24,093
#	SABMiller Holdings
	144A 2.45% 1/15/17		200,000	208,387
	Scotts Miracle-Gro
	6.625% 12/15/20		25,000	27,375
#	Spectrum Brands Escrow
	144A 6.375% 11/15/20		75,000	80,719
	St. Jude Medical 3.25% 4/15/23		205,000	206,304
	Tenet Healthcare 8.00% 8/1/20		30,000	33,188
	WellPoint 3.30% 1/15/23		190,000	192,936
#	Woolworths 144A
	4.55% 4/12/21		40,000	45,049
	Yale University 2.90% 10/15/14		79,000	81,928
	Zimmer Holdings
	3.375% 11/30/21		160,000	165,586
	4.625% 11/30/19		90,000	102,668
#	Zoetis 144A 3.25% 2/1/23		190,000	193,071
				5,155,232
Energy – 4.79%
	Antero Resources Finance
	9.375% 12/1/17		19,000	20,710
	Apache 2.625% 1/15/23		25,000	24,367
#	Atlas Pipeline Partners 144A
	5.875% 8/1/23		20,000	20,000
	Chesapeake Energy
	5.375% 6/15/21		10,000	10,063
	5.75% 3/15/23		30,000	30,488
#	CNOOC Finance 2012 144A
	3.875% 5/2/22		200,000	211,143
	Comstock Resources
	7.75% 4/1/19		25,000	26,500
	Continental Resources
	5.00% 9/15/22		45,000	48,038
	Copano Energy 7.75% 6/1/18		33,000	34,691
	Ecopetrol 7.625% 7/23/19		155,000	194,913
	El Paso Pipeline Partners
	Operating 6.50% 4/1/20		300,000	365,008
•	Enbridge Energy Partners
	8.05% 10/1/37		175,000	201,443
	Energy Transfer Partners
	3.60% 2/1/23		35,000	34,901
	9.70% 3/15/19		56,000	75,577
#	ENI 144A 4.15% 10/1/20		180,000	189,303

(continues)       77

Statements of net assets

Delaware Foundation® Conservative Allocation Fund

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Energy (continued)
	Enterprise Products Operating
	•7.034% 1/15/68	USD	215,000	$249,658
	9.75% 1/31/14		150,000	161,196
	Forest Oil 7.25% 6/15/19		44,000	44,220
#	Gazprom Neft 144A
	4.375% 9/19/22		200,000	198,250
#	Helix Energy Solutions Group
	144A 9.50% 1/15/16		41,000	42,204
#	Hercules Offshore 144A
	10.50% 10/15/17		77,000	83,930
#	Hilcorp Energy I 144A
	7.625% 4/15/21		55,000	60,775
	HollyFrontier 9.875% 6/15/17		33,000	35,269
	Kinder Morgan Energy Partners
	3.50% 9/1/23		70,000	71,116
	9.00% 2/1/19		140,000	187,526
	Kodiak Oil & Gas
	8.125% 12/1/19		40,000	45,400
	Linn Energy
	#144A 6.25% 11/1/19		15,000	15,413
	6.50% 5/15/19		20,000	21,025
	8.625% 4/15/20		28,000	31,010
	Lukoil International Finance
	6.125% 11/9/20		200,000	228,000
	Murphy Oil
	2.50% 12/1/17		45,000	45,236
	3.70% 12/1/22		305,000	296,903
	Newfield Exploration
	5.625% 7/1/24		85,000	87,975
	Pemex Project Funding Master
	Trust 6.625% 6/15/35		40,000	48,100
#	Pertamina Persero 144A
	4.875% 5/3/22		200,000	208,500
	Petrobras International Finance
	3.875% 1/27/16		100,000	105,149
	5.375% 1/27/21		140,000	151,759
	Petrohawk Energy
	7.25% 8/15/18		165,000	184,833
	Petroleos de Venezuela
	9.00% 11/17/21		525,000	500,062
	Petroleos Mexicanos
	#144A 3.50% 1/30/23		115,000	115,000
	5.50% 6/27/44		65,000	67,210
	Plains All American Pipeline
	8.75% 5/1/19		140,000	189,898
	Pride International
	6.875% 8/15/20		245,000	307,614
#	PTT 144A 3.375% 10/25/22		200,000	199,300
	Range Resources
	5.00% 8/15/22		65,000	66,625
#	Rosneft Oil 144A
	3.149% 3/6/17		220,000	221,650
#	Samson Investment 144A
	9.75% 2/15/20		80,000	85,400
	SandRidge Energy
	7.50% 3/15/21		20,000	20,900
	8.125% 10/15/22		35,000	37,538
	Spectra Energy Capital
	3.30% 3/15/23		65,000	65,354
	Statoil 2.45% 1/17/23		70,000	69,011
	Sunoco Logistics Partners
	Operations 3.45% 1/15/23		160,000	158,628
	Talisman Energy 5.50% 5/15/42		230,000	240,101
	Total Capital Canada
	2.75% 7/15/23		410,000	412,040
•	TransCanada PipeLines
	6.35% 5/15/67		260,000	277,600
	Transocean 3.80% 10/15/22		190,000	187,543
	Weatherford International
	4.50% 4/15/22		70,000	72,237
	9.625% 3/1/19		105,000	137,298
	Williams Partners 7.25% 2/1/17		125,000	150,497
				7,672,098
Financials – 1.60%
#	CDP Financial 144A
	4.40% 11/25/19		250,000	286,649
	E TRADE Financial
	6.375% 11/15/19		75,000	79,688
	General Electric Capital
	4.25% 1/17/18	NZD	85,000	70,608
	5.55% 5/4/20	USD	85,000	101,531
	6.00% 8/7/19		265,000	322,162
	•6.25% 12/15/49		100,000	109,955
	•7.125% 12/15/49		100,000	116,508
#	Hyundai Capital America
	144A 2.125% 10/2/17		200,000	201,845
	International Lease Finance
	5.875% 4/1/19		35,000	37,980
	6.25% 5/15/19		77,000	84,700
	8.25% 12/15/20		125,000	153,438
	8.75% 3/15/17		35,000	41,344
#	IPIC GMTN 144A 5.50% 3/1/22		200,000	232,999
#	Nuveen Investments 144A
	9.50% 10/15/20		115,000	120,750
#	Sberbank of Russia 144A
	6.125% 2/7/22		200,000	224,000
#	Standard Chartered 144A
	3.95% 1/11/23		200,000	199,589
#	Woodside Finance 144A
	8.125% 3/1/14		160,000	170,280
	8.75% 3/1/19		10,000	13,362
				2,567,388

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Insurance – 0.94%
•	Chubb 6.375% 3/29/67	USD	105,000	$115,894
#	Highmark 144A
	4.75% 5/15/21		55,000	54,983
	6.125% 5/15/41		20,000	19,073
•	ING Groep 5.775% 12/29/49		60,000	57,300
#	ING US 144A
	2.90% 2/15/18		65,000	66,004
	5.50% 7/15/22		95,000	105,301
#	Liberty Mutual Group 144A
	4.95% 5/1/22		100,000	109,852
	6.50% 5/1/42		105,000	120,059
	•7.00% 3/15/37		35,000	36,225
	MetLife
	6.40% 12/15/36		120,000	131,849
	6.817% 8/15/18		95,000	118,557
#	Metropolitan Life Global
	Funding I 144A
	3.00% 1/10/23		100,000	100,385
	3.875% 4/11/22		100,000	108,236
	Prudential Financial
	3.875% 1/14/15		25,000	26,315
	4.50% 11/15/20		35,000	39,403
	4.50% 11/16/21		45,000	50,150
	•5.625% 6/15/43		50,000	52,000
	•5.875% 9/15/42		70,000	74,813
	6.00% 12/1/17		50,000	59,718
•	XL Group 6.50% 12/29/49		70,000	68,775
				1,514,892
Media – 1.24%
	AMC Networks
	4.75% 12/15/22		80,000	80,000
#	CC Holdings GS V 144A
	3.849% 4/15/23		35,000	35,334
	CCO Holdings
	5.25% 9/30/22		40,000	39,500
	7.00% 1/15/19		25,000	27,063
	7.375% 6/1/20		15,000	16,706
	Clear Channel Communications
	9.00% 3/1/21		35,000	32,856
	Clear Channel Worldwide
	Holdings 7.625% 3/15/20		75,000	78,607
#	COX Communications 144A
	3.25% 12/15/22		155,000	157,788
	CSC Holdings 6.75% 11/15/21		35,000	39,419
	DIRECTV Holdings
	5.15% 3/15/42		125,000	121,247
	Discovery Communications
	3.25% 4/1/23		125,000	127,094
	DISH DBS
	5.875% 7/15/22		70,000	73,763
	7.875% 9/1/19		40,000	47,600
	Interpublic Group
	3.75% 2/15/23		85,000	82,630
	4.00% 3/15/22		140,000	141,215
#	Myriad International Holdings
	144A 6.375% 7/28/17		100,000	113,130
#	NBCUniversal Enterprise
	144A 1.662% 4/15/18		100,000	100,298
	Nielsen Finance 11.625% 2/1/14		4,000	4,330
#	Sinclair Television Group 144A
	5.375% 4/1/21		65,000	64,838
	6.125% 10/1/22		35,000	36,838
#	Sirius XM Radio 144A
	8.75% 4/1/15		65,000	72,638
	Time Warner Cable
	5.85% 5/1/17		20,000	23,248
	8.25% 4/1/19		105,000	136,850
#	Univision Communications
	144A 6.875% 5/15/19		65,000	69,875
#	UPCB Finance III 144A
	6.625% 7/1/20		150,000	161,999
	Viacom 3.25% 3/15/23		105,000	105,675
				1,990,541
Real Estate – 1.18%
	Alexandria Real Estate
	Equities 4.60% 4/1/22		130,000	140,351
	American Tower 5.90% 11/1/21		125,000	146,716
#	American Tower Trust I 144A
	1.551% 3/15/18		45,000	45,342
	3.07% 3/15/23		105,000	106,358
	BRE Properties 3.375% 1/15/23		100,000	99,510
	DDR
	4.625% 7/15/22		35,000	37,931
	4.75% 4/15/18		55,000	60,873
	7.50% 4/1/17		35,000	41,643
	7.875% 9/1/20		108,000	137,519
	9.625% 3/15/16		33,000	40,248
	Digital Realty Trust
	5.25% 3/15/21		235,000	261,014
	Duke Realty 3.625% 4/15/23		75,000	75,254
	Mack-Cali Realty 4.50% 4/18/22		90,000	96,067
	National Retail Properties
	3.80% 10/15/22		15,000	15,373
	Regency Centers 4.80% 4/15/21		90,000	100,237
	UDR 4.625% 1/10/22		200,000	220,101
	Ventas Realty 2.70% 4/1/20		70,000	70,340
#	WEA Finance 144A
	4.625% 5/10/21		100,000	111,731
	Weingarten Realty Investors
	3.50% 4/15/23		85,000	84,755
				1,891,363

(continues)       79

Statements of net assets

Delaware Foundation® Conservative Allocation Fund

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Services – 0.71%
	Ameristar Casinos
	7.50% 4/15/21	USD	65,000	$71,581
	FTI Consulting 6.75% 10/1/20		5,000	5,438
	Geo Group
	#144A 5.125% 4/1/23		25,000	25,313
	6.625% 2/15/21		40,000	44,150
#	H&E Equipment Services
	144A 7.00% 9/1/22		65,000	71,824
	Iron Mountain 7.75% 10/1/19		15,000	16,744
#	Korea Expressway 144A
	1.875% 10/22/17		200,000	200,152
	M/I Homes 8.625% 11/15/18		50,000	55,750
	PHH
	7.375% 9/1/19		40,000	45,400
	9.25% 3/1/16		95,000	111,387
	Pinnacle Entertainment
	8.75% 5/15/20		35,000	38,631
	Royal Caribbean Cruises
	5.25% 11/15/22		65,000	66,138
	7.00% 6/15/13		17,000	17,191
	RSC Equipment Rental
	10.25% 11/15/19		42,000	49,035
	Ryland Group 8.40% 5/15/17		33,000	39,394
	Standard Pacific
	10.75% 9/15/16		42,000	52,290
	Western Union
	2.875% 12/10/17		45,000	45,721
	3.65% 8/22/18		65,000	67,151
	Wyndham Worldwide
	2.50% 3/1/18		55,000	55,374
	Wynn Las Vegas
	7.75% 8/15/20		50,000	56,313
				1,134,977
Technology – 1.15%
	Amazon.com 2.50% 11/29/22		145,000	141,411
	Amkor Technology
	7.375% 5/1/18		35,000	36,838
#	Avaya 144A
	7.00% 4/1/19		40,000	39,300
	10.50% 3/1/21		65,000	62,238
	Baidu 3.50% 11/28/22		200,000	203,302
	CDW 12.535% 10/12/17		32,000	34,520
	eBay 4.00% 7/15/42		115,000	105,951
	Equinix
	4.875% 4/1/20		45,000	45,563
	5.375% 4/1/23		30,000	30,525
	First Data
	9.875% 9/24/15		30,000	31,050
	11.25% 3/31/16		70,000	70,700
	GXS Worldwide 9.75% 6/15/15		114,000	118,703
	Intel 2.70% 12/15/22		100,000	99,288
	Jabil Circuit 7.75% 7/15/16		9,000	10,406
	Maxim Integrated Products
	3.375% 3/15/23		60,000	60,551
	Microsoft 2.125% 11/15/22		95,000	93,056
	National Semiconductor
	6.60% 6/15/17		185,000	224,692
	NetApp
	2.00% 12/15/17		60,000	60,403
	3.25% 12/15/22		70,000	69,056
	Oracle 5.75% 4/15/18		10,000	12,080
	Symantec 4.20% 9/15/20		85,000	90,919
#	Tencent Holdings 144A
	3.375% 3/5/18		200,000	208,979
				1,849,531
Telecommunications – 2.63%
	America Movil 3.125% 7/16/22		200,000	196,630
	AT&T 2.625% 12/1/22		120,000	116,110
	Bell Canada 3.35% 3/22/23		CAD 149,000	147,721
#	Brasil Telecom 144A
	5.75% 2/10/22		USD 200,000	209,499
	CenturyLink 5.80% 3/15/22		165,000	167,352
#	Clearwire Communications
	144A 12.00% 12/1/15		71,000	76,725
#	Crown Castle Towers 144A
	4.883% 8/15/20		370,000	426,547
#	Digicel 144A 8.25% 9/1/17		110,000	117,425
#	DigitalGlobe 144A
	5.25% 2/1/21		20,000	19,950
	Hughes Satellite Systems
	7.625% 6/15/21		35,000	40,206
	Intelsat Bermuda
	11.25% 2/4/17		55,000	58,644
	Intelsat Jackson Holdings
	7.25% 10/15/20		60,000	66,150
	Intelsat Luxembourg
	#144A 7.75% 6/1/21		35,000	35,700
	#144A 8.125% 6/1/23		20,000	20,400
	11.50% 2/4/17		959	1,019
	Lamar Media 5.00% 5/1/23		80,000	80,400
	Level 3 Communications
	11.875% 2/1/19		35,000	41,213
	Level 3 Financing
	10.00% 2/1/18		48,000	53,280
#	MDC Partners 144A
	6.75% 4/1/20		50,000	50,750
	MetroPCS Wireless
	#144A 6.25% 4/1/21		10,000	10,213
	6.625% 11/15/20		30,000	31,463
#	Qtel International Finance
	144A 4.50% 1/31/43		200,000	193,000
	Qwest 6.75% 12/1/21		75,000	86,499
#	SES 144A 3.60% 4/4/23		110,000	111,041
	Sprint Capital 8.75% 3/15/32		40,000	47,900

		Principal		Value
		Amount°		(U.S. $)
Corporate Bonds (continued)
Telecommunications (continued)
	Sprint Nextel
	6.00% 12/1/16	USD	30,000	$32,625
	8.375% 8/15/17		35,000	40,906
	9.125% 3/1/17		65,000	77,188
#	Telefonica Chile 144A
	3.875% 10/12/22		200,000	197,340
	Telefonica Emisiones
	6.421% 6/20/16		155,000	172,293
	Telesat Canada
	#144A 6.00% 5/15/17		50,000	52,500
	12.50% 11/1/17		19,000	20,378
#	Vimpel Communications
	144A 7.748% 2/2/21		200,000	224,499
	Virgin Media Secured
	Finance 6.50% 1/15/18		400,000	427,999
#	Vivendi 144A
	3.45% 1/12/18		185,000	191,741
	6.625% 4/4/18		100,000	117,067
	Vodafone Group 2.95% 2/19/23		115,000	114,861
	West 7.875% 1/15/19		110,000	117,700
	Windstream 7.50% 4/1/23		25,000	26,625
				4,219,559
Transportation – 0.34%
	Air Medical Group Holdings
	9.25% 11/1/18		49,000	54,513
#	Brambles USA 144A
	3.95% 4/1/15		160,000	167,123
	Burlington Northern
	Santa Fe 4.45% 3/15/43		40,000	40,626
#	ERAC USA Finance 144A
	3.30% 10/15/22		95,000	95,899
	5.25% 10/1/20		160,000	186,053
				544,214

Utilities – 3.04%
	AES
	7.375% 7/1/21		33,000	38,445
	8.00% 6/1/20		31,000	36,890
	Ameren Illinois 9.75% 11/15/18		200,000	275,786
	American Electric Power
	1.65% 12/15/17		330,000	331,487
#	American Transmission Systems
	144A 5.25% 1/15/22		155,000	180,005
#	APT Pipelines 144A
	3.875% 10/11/22		70,000	69,712
#	Calpine 144A 7.875% 7/31/20		36,000	39,600
	CenterPoint Energy
	5.95% 2/1/17		105,000	122,103
	CMS Energy
	4.25% 9/30/15		215,000	231,872
	6.25% 2/1/20		80,000	97,947
	ComEd Financing III
	6.35% 3/15/33		90,000	94,500
#•	Electricite de France 144A
	5.25% 12/29/49		210,000	209,019
	Exelon Generation
	4.00% 10/1/20		30,000	31,723
	4.25% 6/15/22		285,000	300,437
#	GDF Suez 144A
	2.875% 10/10/22		100,000	99,759
	GenOn Energy
	9.875% 10/15/20		50,000	57,500
	Great Plains Energy
	5.292% 6/15/22		320,000	363,839
•	Integrys Energy Group
	6.11% 12/1/66		140,000	148,522
	Ipalco Enterprises
	5.00% 5/1/18		55,000	59,675
	LG&E & KU Energy
	3.75% 11/15/20		110,000	117,012
	4.375% 10/1/21		130,000	142,458
#	Narragansett Electric 144A
	4.17% 12/10/42		65,000	64,070
•	NextEra Energy
	Capital Holdings
	6.35% 10/1/66		170,000	180,341
	6.65% 6/15/67		5,000	5,367
	NiSource Finance
	5.25% 2/15/43		40,000	42,069
	5.80% 2/1/42		100,000	112,453
	NRG Energy
	7.625% 1/15/18		15,000	17,138
	7.875% 5/15/21		45,000	50,288
	Pennsylvania Electric
	5.20% 4/1/20		115,000	131,370
•	PPL Capital Funding
	6.70% 3/30/67		75,000	79,757
	Public Service Company of
	Oklahoma 5.15% 12/1/19		330,000	385,989
	Puget Energy 6.00% 9/1/21		45,000	51,229
•	Puget Sound Energy
	6.974% 6/1/67		176,000	188,362
#	Saudi Electricity Global Sukuk
	2 144A 3.473% 4/8/23		200,000	201,174
	SCANA 4.125% 2/1/22		100,000	105,220
•	Wisconsin Energy
	6.25% 5/15/67		200,000	217,299
				4,880,417
Total Corporate Bonds
	(cost $42,835,765)			45,335,685
(continues)       81

Statements of net assets

Delaware Foundation® Conservative Allocation Fund

		Principal		Value
		Amount°		(U.S. $)
Non-Agency Asset-Backed Securities – 0.76%
•	Ally Master Owner Trust
	Series 2011-1 A1
	1.073% 1/15/16	USD	100,000	$100,536
#	Avis Budget Rental Car
	Funding AESOP
	Series 2011-2A A 144A
	2.37% 11/20/14		100,000	102,132
	Capital One Multi-Asset
	Execution Trust
	Series 2007-A7 A7
	5.75% 7/15/20		150,000	180,134
	CenterPoint Energy Transition
	Bond Series 2012-1 A2
	2.161% 10/15/21		200,000	207,178
	GE Capital Credit Card
	Master Note Trust
	Series 2012-6 A
	1.36% 8/17/20		100,000	100,844
#	Great America Leasing
	Receivables Series 2013-1 B
	144A 1.44% 5/15/18		100,000	100,270
#	Master Credit Card Trust
	Series 2012-2A A 144A
	0.78% 4/21/17		100,000	100,114
#	TAL Advantage V
	Series 2013-1A A 144A
	2.83% 2/22/38		99,167	99,484
#•	Trafigura Securitisation Finance
	Series 2012-1A A 144A
	2.603% 10/15/15		70,000	71,422
#	Trinity Rail Leasing
	Series 2012-1A A1 144A
	2.266% 1/15/43		98,116	102,454
	World Financial Network Credit
	Card Master Trust
	Series 2012-B A
	1.76% 5/17/21		50,000	50,874
Total Non-Agency Asset-Backed
	Securities (cost $1,193,644)			1,215,442

Non-Agency Collateralized Mortgage Obligations – 0.09%
	Bank of America Alternative
	Loan Trust
	Series 2005-3 2A1
	5.50% 4/25/20		3,740	3,918
	Series 2005-6 7A1
	5.50% 7/25/20		2,501	2,602
•	ChaseFlex Trust
	Series 2006-1 A4
	5.564% 6/25/36		100,000	88,526
	Wells Fargo Mortgage-
	Backed Securities Trust
	Series 2006-2 3A1
	5.75% 3/25/36		29,473	29,484
	•Series 2006-AR5 2A1
	2.639% 4/25/36		17,079	15,699
Total Non-Agency Collateralized
	Mortgage Obligations
	(cost $91,790)			140,229

ΔRegional Bonds – 0.85%
Australia – 0.62%
	New South Wales Treasury
	3.75% 11/20/20	AUD	83,000	111,732
	6.00% 3/1/22	AUD	444,000	524,962
	Queensland Treasury
	4.25% 7/21/23	AUD	42,000	42,509
	Treasury Corporation of
	Victoria 6.00% 10/17/22	AUD	257,000	305,875
				985,078
Canada – 0.23%
	Province of Manitoba
	2.10% 9/6/22	USD	200,000	197,571
	Province of Quebec
	2.625% 2/13/23		175,000	176,168
				373,739
Total Regional Bonds
	(cost $1,375,273)			1,358,817

«Senior Secured Loans – 4.33%
	Allied Security Holdings
	Tranche 2L 9.75% 2/2/18		35,000	35,219
	Avis Budget Car Rental
	3.75% 3/15/19		95,000	96,187
	Bausch & Lomb Tranche B
	5.25% 5/17/19		89,325	90,290
	BNY ConvergEx Group
	8.75% 12/17/17		45,787	45,301
	(EZE Castle Software)
	8.75% 12/17/17		19,213	19,008
	Brock Holdings III
	10.00% 3/16/18		20,000	20,275
	Burlington Coat Factory
	5.50% 2/23/17		240,360	243,852
	Caesars Entertainment
	Operating Tranche B6
	5.45% 1/28/18		257,879	239,570
	Chrysler Group 6.00% 5/24/17		262,164	267,665
	Clear Channel Communications
	3.85% 1/29/16		265,000	235,519
	Compass Investors
	5.25% 12/27/19		89,775	90,710

	Principal		Value
	Amount°		(U.S. $)
«Senior Secured Loans (continued)
@ Constellation Brands
6.00% 6/29/20	USD	75,000	$75,000
DaVita Tranche B
4.50% 10/20/16		69,291	69,709
Delos Aircraft 4.75% 4/12/16		290,000	292,175
Delta Air Lines 4.25% 4/20/17		78,973	80,059
Emdeon Tranche B
5.00% 11/2/18		79,002	80,162
First Data 5.20% 3/24/17		389,556	392,933
Getty Images 3.78% 10/18/19		94,763	96,311
Gray Television 4.75% 10/12/19		86,757	88,167
HCA 3.45% 5/1/18		315,000	318,017
Houghton International Tranche
1st Lien 5.00% 12/20/19		354,113	359,940
2nd Lien 9.50% 12/21/20		225,000	229,219
IASIS Healthcare 4.50% 5/3/18		89,095	90,459
Immucor 5.00% 8/19/18		297,579	300,322
Infor US 5.25% 4/5/18		282,866	288,111
Intelsat Jackson Holdings
4.50% 4/2/18		109,448	111,295
Landry’s 4.75% 4/24/18		89,773	90,596
Level 3 Financing
4.75% 8/1/19		125,000	126,576
MultiPlan 4.00% 8/26/17		36,285	36,743
Novelis 3.75% 3/10/17		93,761	95,152
Nuveen Investments
5.20% 5/13/17		111,190	113,344
8.25% 2/28/19		155,000	160,038
OSI Restaurant Partners
4.75% 10/23/19		229,125	232,657
PQ 4.50% 8/7/17		64,838	65,607
Remy International
4.25% 3/5/20		62,023	62,256
Samson Investment
6.00% 9/25/18		165,000	167,393
Sensus USA 2nd Lien
8.50% 5/9/18		85,000	85,850
Smart & Final 5.75% 11/15/19		45,885	46,545
Truven Health Analytics
5.75% 6/6/19		19,900	20,248
Univision Communications
4.75% 3/1/20		326,513	328,840
Visant 5.25% 12/22/16		64,241	62,461
Warner Chilcott
4.25% 3/15/18		55,669	56,505
WC Luxco 4.25% 3/15/18		24,512	24,880
WideOpenWest Finance
4.75% 3/27/19		570,000	576,055
6.25% 7/17/18		268,647	272,408
Zayo Group 4.50% 7/2/19		69,649	70,494
Total Senior Secured Loans
(cost $6,795,282)			6,950,123

ΔSovereign Bonds – 3.99%
Australia – 0.07%
Australia Government
Inflation Linked
4.00% 8/20/20	AUD	56,000	111,902
			111,902
Brazil – 0.14%
Brazil Notas do Tesouro
Nacional Serie F
10.00% 1/1/17	BRL	429,000	217,201
			217,201
Colombia – 0.21%
Colombia Government
International
4.375% 3/21/23	COP	361,000,000	205,150
6.125% 1/18/41	USD	100,000	126,300
			331,450
Finland – 0.08%
Finland Government
4.00% 7/4/25	EUR	84,000	132,752
			132,752
Indonesia – 0.62%
Indonesia Treasury Bonds
5.625% 5/15/23	IDR	3,711,000,000	380,849
7.00% 5/15/22	IDR	2,636,000,000	299,914
7.00% 5/15/27	IDR	1,626,000,000	179,633
11.00% 11/15/20	IDR	901,000,000	125,030
			985,426
Ireland – 0.14%
# Vnesheconombank 144A
6.025% 7/5/22	USD	200,000	222,250
			222,250
Malaysia – 0.03%
Malaysia Government
4.262% 9/15/16	MYR	159,000	53,320
			53,320
Mexico – 0.72%
Mexican Bonos
6.50% 6/10/21	MXN	708,000	63,814
6.50% 6/9/22	MXN	727,000	65,822
7.50% 6/3/27	MXN	8,642,000	849,512
7.75% 5/29/31	MXN	955,000	95,892
Mexico Government
International
4.75% 3/8/44	USD	70,000	72,800
			1,147,840
Nigeria – 0.03%
Nigeria Government
15.10% 4/27/17	NGN	7,510,000	54,083
			54,083

(continues)       83

Statements of net assets

Delaware Foundation® Conservative Allocation Fund

	Principal		Value
	Amount°		(U.S. $)
ΔSovereign Bonds (continued)
Norway – 0.07%
# Kommunalbanken 144A
1.00% 3/15/18	USD	118,000	$117,195
			117,195
Panama – 0.08%
Republic of Panama
6.70% 1/26/36		35,000	46,813
8.875% 9/30/27		57,000	88,407
			135,220
Peru – 0.19%
Republic of Peru
5.625% 11/18/50		40,000	48,040
7.125% 3/30/19		197,000	253,835
			301,875
Philippines – 0.03%
Republic of Philippines
9.50% 10/21/24		25,000	39,188
			39,188
Poland – 0.44%
Poland Government
4.00% 10/25/23	PLN	428,000	132,307
5.75% 10/25/21	PLN	1,651,000	579,396
			711,703
Republic of Korea – 0.06%
Korea Treasury Inflation
Linked 2.75% 6/10/20	KRW	88,748,314	93,480
			93,480
Russia – 0.10%
Russia-Eurobond
7.50% 3/31/30	USD	130,200	161,546
			161,546
South Africa – 0.39%
South Africa Government
2.75% 1/31/22	ZAR	1,642,163	211,616
7.25% 1/15/20	ZAR	1,328,000	151,118
8.00% 12/21/18	ZAR	1,044,000	123,423
13.50% 9/15/15	ZAR	1,122,000	144,195
			630,352
Turkey – 0.28%
Turkey Government
4.50% 2/11/15	TRY	88,971	53,168
9.00% 3/5/14	TRY	309,000	175,859
10.50% 1/15/20	TRY	339,000	225,919
			454,946
United Kingdom – 0.23%
United Kingdom Gilt
4.00% 3/7/22	GBP	147,649	269,191
4.50% 3/7/19	GBP	54,000	98,999
			368,190
Uruguay – 0.08%
Republic of Uruguay
8.00% 11/18/22		87,000	121,713
			121,713
Total Sovereign Bonds
(cost $6,361,106)			6,391,632

Supranational Banks – 0.18%
Andina de Fomento
4.375% 6/15/22		90,000	98,151
International Bank for
Reconstruction &
Development
3.375% 4/30/15	NOK	720,000	127,231
3.625% 6/22/20	NOK	350,000	63,537
Total Supranational Banks
(cost $282,262)			288,919

U.S. Treasury Obligations – 3.41%
U.S. Treasury Bonds
∞2.75% 8/15/42	USD	1,355,000	1,257,398
2.75% 11/15/42		330,000	305,920
U.S. Treasury Notes
0.75% 2/28/18		865,000	864,933
2.00% 2/15/23		3,010,000	3,048,567
Total U.S. Treasury Obligations
(cost $5,489,147)			5,476,818

	Number of
	Shares
Preferred Stock – 0.40%
Alabama Power 5.625%		2,475	63,360
BB&T 5.85%		2,200	57,684
Public Storage 5.20%		2,200	55,044
• U.S. Bancorp 3.50%		400	373,600
Wells Fargo 5.20%		3,400	86,666
Total Preferred Stock
(cost $537,266)			636,354

Warrant – 0.01%
† Kinder Morgan		4,140	21,280
Total Warrant (cost $7,411)			21,280

	Number of
	Contracts
Option Purchased – 0.00%
Put Option – 0.00%
U.S. 10 yr Futures, strike price
$128.50, expires 4/26/13 (AFI)		21	328
Total Option Purchased
(cost $4,981)			328

	Principal		Value
	Amount°		(U.S. $)
Short-Term Investments – 11.93%
≠Discount Notes – 1.56%
Federal Home Loan Bank
0.085% 5/24/13	USD	1,278,228	$1,278,153
0.12% 4/2/13		1,226,006	1,226,006
			2,504,159
Repurchase Agreements – 2.28%
Bank of America 0.07%, dated
3/28/13, to be repurchased
on 4/1/13, repurchase price
$1,877,036 (collateralized
by U.S. Government
obligations 0.125%-1.50%
8/31/18-1/15/22;
market value $1,914,562)		1,877,021	1,877,021
BNP Paribas 0.15%, dated
3/28/13, to be repurchased
on 4/1/13, repurchase price
$1,772,388 (collateralized
by U.S. Government
obligations 0.25%-0.875%
2/28/14-7/31/19;
market value $1,809,580)		1,772,359	1,772,359
			3,649,380
≠U.S. Treasury Obligations – 8.09%
U.S. Treasury Bills
0.04% 4/11/13		1,564,184	1,564,172
0.058% 4/18/13		2,494,103	2,494,065
0.065% 4/25/13		938,511	938,490
0.065% 5/9/13		1,016,924	1,016,875
0.101% 4/15/13		2,460,834	2,460,814
0.105% 5/23/13		1,125,000	1,124,907
0.105% 5/30/13		1,125,000	1,124,890
0.12% 6/6/13		1,125,000	1,124,897
0.125% 6/13/13		1,125,000	1,124,874
			12,973,984
Total Short-Term Investments
(cost $19,126,818)			19,127,523
Total Value of Securities – 107.27%
(cost $154,234,848)			$171,986,979
«Liabilities Net of Receivables
and Other Assets – (7.27%)			(11,663,498)
Net Assets Applicable to 15,248,813
Shares Outstanding – 100.00%			$160,323,481

Net Asset Value – Delaware Foundation®
Conservative Allocation Fund Class A
($79,883,853 / 7,604,381 Shares)			$10.50
Net Asset Value – Delaware Foundation
Conservative Allocation Fund Class B
($366,963 / 34,660 Shares)			$10.59
Net Asset Value – Delaware Foundation
Conservative Allocation Fund Class C
($26,385,271 / 2,506,148 Shares)			$10.53
Net Asset Value – Delaware Foundation
Conservative Allocation Fund Class R
($5,186,012 / 493,747 Shares)			$10.50
Net Asset Value – Delaware Foundation
Conservative Allocation Fund Institutional Class
($48,501,382 / 4,609,877 Shares)			$10.52

Components of Net Assets at March 31, 2013:
Shares of beneficial interest
(unlimited authorization – no par)			$142,473,475
Distributions in excess of investment income			(55,021)
Accumulated net realized gain			101,985
Net unrealized appreciation of investments
and derivatives			17,803,042
Total net assets			$160,323,481

(continues)       85

Statements of net assets

Delaware Foundation® Conservative Allocation Fund

†	Non income producing security.
@	Illiquid security. At March 31, 2013, the aggregate value of illiquid securities was $878,645, which represented 0.55% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
X	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2013, the aggregate value of fair valued securities was $146,223, which represented 0.09% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2013, the aggregate value of Rule 144A securities was $17,632,392, which represented 11.00% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
°	Principal amount is stated in the currency in which each security is denominated.
•	Variable rate security. The rate shown or the rate as of March 31, 2013. Interest rates reset periodically.
t	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
Φ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at March 31, 2013.
Δ	Securities have been classified by country of origin.
«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at March 31, 2013.
∞	Fully or partially pledged as collateral for futures contracts.
≠	The rate shown is the effective yield at time of purchase.
«	Includes foreign currency valued at $88,798 with a cost of $92,021 and $17,459,626 for payable for securities purchased as of March 31, 2013.

Net Asset Value and Offering Price Per Share –
Delaware Foundation Conservative Allocation Fund
Net asset value Class A (A)	$10.50
Sales charge (5.75% of offering price) (B)	0.64
Offering price	$11.14

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $50,000 or more.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at March 31, 2013:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to				Settlement	Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Date	(Depreciation)
BAML	AUD	(889,911)	USD	901,355	4/12/13	$(24,095)
BAML	BRL	708,910	USD	(352,604)	4/12/13	(2,296)
BAML	CLP	189,052,500	USD	(396,187)	4/12/13	3,886
BAML	COP	488,061,000	USD	(268,349)	4/12/13	(1,357)
BAML	EUR	(1,323,746)	USD	1,723,822	4/12/13	26,812
BAML	INR	8,290,308	USD	(149,780)	4/12/13	2,448
BAML	JPY	(14,642,469)	USD	156,467	4/12/13	896
BAML	KRW	(36,884,900)	USD	33,719	4/12/13	620
BAML	MXN	5,918,385	USD	(477,220)	4/12/13	1,307
BAML	MYR	1,418,649	USD	(455,440)	4/12/13	1,912
BAML	NZD	(80,329)	USD	65,989	4/12/13	(1,148)
BCLY	MXN	(2,590,537)	USD	208,276	4/12/13	(1,180)
BNP	AUD	(87,893)	USD	91,612	4/12/13	209
BNP	RUB	14,591,729	USD	(472,844)	4/12/13	(5,104)
CITI	AUD	(494,543)	USD	515,546	4/12/13	1,253
CITI	JPY	8,029,728	USD	(85,878)	4/12/13	(565)
CITI	PLN	(642,034)	USD	201,243	4/12/13	4,359
CITI	TRY	409,929	USD	(226,480)	4/12/13	(393)
CS	COP	438,340,819	USD	(239,367)	4/12/13	425
CS	IDR	2,118,066,320	USD	(217,394)	4/12/13	95
CS	MXN	5,983,611	USD	(481,067)	4/12/13	2,733
GSC	BRL	864,186	USD	(434,243)	4/12/13	(7,205)
GSC	GBP	(88,268)	USD	132,860	4/12/13	(1,246)
GSC	NOK	346,491	USD	(59,507)	4/12/13	(221)
HSBC	EUR	(85,816)	USD	111,753	4/12/13	1,737
HSBC	GBP	13,109	USD	(19,738)	4/12/13	178
HSBC	JPY	26,073,411	USD	(278,644)	4/12/13	(1,623)
JPMC	BRL	461,500	USD	(231,735)	4/12/13	(3,684)
JPMC	EUR	(391,232)	USD	509,072	4/12/13	7,521
JPMC	GBP	(284,755)	USD	428,470	4/12/13	(4,164)
JPMC	JPY	20,594,447	USD	(220,332)	4/12/13	(1,524)
MNB	COP	(20,705,644)	USD	11,300	4/2/13	(38)
MNB	EUR	13,084	USD	(16,841)	4/2/13	(70)
MNB	EUR	6,964	USD	(8,883)	4/3/13	45
MNB	IDR	1,210,883,476	USD	(124,513)	4/1/13	23
MNB	JPY	317,949	USD	(3,384)	4/2/13	(6)
MNB	SEK	(54,777)	USD	8,399	4/3/13	(6)
MNB	AUD	(768,144)	USD	800,037	4/12/13	1,217
MNB	GBP	(71,866)	USD	108,141	4/12/13	(1,047)
MNB	JPY	34,302,037	USD	(366,859)	4/12/13	(2,412)
MNB	PLN	(721,311)	USD	226,118	4/12/13	4,923
MNB	ZAR	(3,850,503)	USD	421,663	4/12/13	3,504
TD	CLP	61,639,500	USD	(129,352)	4/12/13	1,089
TD	GBP	(316,060)	USD	477,675	4/12/13	(2,522)
TD	JPY	(85,785,212)	USD	904,945	4/12/13	(6,491)
TD	MXN	6,042,378	USD	(486,215)	4/12/13	2,338
						$1,133

Futures Contracts

					Unrealized
		Notional Cost	Notional	Expiration	Appreciation
Contracts to Buy (Sell)		(Proceeds)	Value	Date	(Depreciation)
5	Euro-Bund	$934,970	$932,482	6/11/13	$(2,488)
(7)	Euro-O.A.T	(1,226,077)	(1,220,501)	6/11/13	5,576
9	Long Gilt	1,574,497	1,624,323	6/29/13	49,826
8	U.S. Treasury
	10 yr Notes	1,051,648	1,055,875	6/29/13	4,227
		$2,335,038			$57,141

Swap Contracts
CDS Contracts

				Annual		Unrealized
	Swap Referenced	Notional		Protection	Termination	Appreciation
Counterparty	Obligation	Value		Payments	Date	(Depreciation)
Protection Purchased:
JPMC	ITRAXX EUR
Sub Financial 18.1
	5 yr CDS	EUR	150,000	5.00%	12/20/17	$4,226
JPMC	ITRAXX Europe
Crossover S19
	V1 CDS	EUR	365,000	5.00%	6/20/18	1,449
$5,675

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The foreign currency exchange contracts and notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 8 in “Notes to financial statements.”

Summary of Abbreviations:
ADR — American Depositary Receipt
AFI — Advantage Futures
AUD — Australian Dollar
BAML — Bank of America Merrill Lynch
BCLY — Barclays Bank
BNP — Banque Paribas
BRL — Brazilian Real
CAD — Canadian Dollar
CDS — Credit Default Swap
CITI — Citigroup Global Markets
CLP — Chilean Peso
COP — Colombian Peso
CS — Credit Suisse
CVA — Dutch Certificate
EUR — European Monetary Unit
GBP — British Pound Sterling
GDR — Global Depositary Receipt
GNMA — Government National Mortgage Association
GSC — Goldman Sachs Capital
HSBC — Hong Kong Shanghai Bank
IDR — Indonesian Rupiah
INR — Indian Rupee
JPMC — JPMorgan Chase Bank
JPY — Japanese Yen
KRW — South Korean Won
MNB — Mellon National Bank
MXN — Mexican Peso
MYR — Malaysian Ringgit
NCUA — National Credit Union Administration
NGN — Nigerian Naira
NOK — Norwegian Krone
NVDR — Non-Voting Depositary Receipt
NZD — New Zealand Dollar
O.A.T — Obligations Assimilables du Tresor
PLN — Polish Zloty
REIT — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduit
RUB — Russian Ruble
SDR — Special Drawing Right
SEK — Swedish Krona
S.F. — Single Family
TBA — To be announced
TD — Toronto Dominion Bank
TRY — Turkish Lira
UBS — Union Bank of Switzerland
USD — United States Dollar
yr — year
ZAR — South African Rand

See accompanying notes, which are an integral part of the financial statements.

Statements of operations

Delaware Foundation Funds®

Six Months Ended March 31, 2013 (Unaudited)

		Delaware	Delaware	Delaware
	Delaware	Foundation	Foundation	Foundation
	Foundation®	Growth	Moderate	Conservative
	Equity	Allocation	Allocation	Allocation
	Fund	Fund	Fund	Fund
Investment Income:
Interest	$—	$389,713	$2,796,681	$1,449,557
Dividends	19,538	861,225	2,627,315	669,020
Securities lending income	382	—	—	—
Foreign tax withheld	(681)	(30,420)	(96,549)	(20,732)
	19,239	1,220,518	5,327,447	2,097,845

Expenses:
Management fees	6,068	335,368	1,324,341	493,863
Distribution expenses – Class A	623	65,343	300,200	115,349
Distribution expenses – Class B	—	8,206	9,488	2,294
Distribution expenses – Class C	346	33,337	84,771	121,526
Distribution expenses – Class R	21	37,854	68,957	14,251
Dividend disbursing and transfer agent fees and expenses	1,015	95,167	314,770	146,780
Custodian fees	5,880	38,792	60,013	44,340
Audit and tax	6,887	32,175	37,092	15,950
Registration fees	25,002	31,554	35,684	33,577
Accounting and administration expenses	363	20,025	79,078	29,489
Pricing fees	7,912	15,623	18,490	17,340
Reports and statements to shareholders	1,979	6,687	30,019	12,839
Legal fees	41	5,929	20,443	9,257
Dues and services	4,720	4,852	5,368	4,911
Trustees’ fees	242	2,353	9,295	3,455
Insurance fees	—	905	3,877	1,288
Consulting fees	—	533	2,137	813
Trustees’ expenses	—	224	888	328
	61,099	734,927	2,404,911	1,067,650
Less fees waived	(51,320)	(125,943)	(107,482)	(145,531)
Less waived distribution expenses – Class A	(104)	(10,891)	(48,107)	(19,225)
Less waived distribution expenses – Class B	—	(6,155)	(1,108)	(1,720)
Less waived distribution expenses – Class R	(4)	(6,309)	(11,493)	(2,375)
Less expense paid indirectly	(2)	(62)	(224)	(69)
Total operating expenses	9,669	585,567	2,236,497	898,730
Net Investment Income	9,570	634,951	3,090,950	1,199,115

		Delaware	Delaware	Delaware
	Delaware	Foundation	Foundation	Foundation
	Foundation®	Growth	Moderate	Conservative
	Equity	Allocation	Allocation	Allocation
	Fund	Fund	Fund	Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$32,805	$1,811,601	$7,242,922	$2,016,731
Foreign currencies	24	20,528	187,907	61,107
Foreign currency exchange contracts	(381)	(45,473)	(191,192)	(101,304)
Futures contracts	—	(54,189)	(440,341)	(207,713)
Swap contracts	—	(113,927)	(810,875)	(414,621)
Net realized gain	32,448	1,618,540	5,988,421	1,354,200
Net change in unrealized appreciation (depreciation) of:
Investments	156,613	6,219,803	17,044,104	4,085,445
Futures contracts	—	11,276	61,327	22,634
Swap contracts	—	34,824	246,301	126,030
Foreign currencies	2	(1,191)	(6,749)	(6,935)
Foreign currency exchange contracts	41	(10,283)	(22,820)	(5,787)
Net change in unrealized appreciation (depreciation)	156,656	6,254,429	17,322,163	4,221,387
Net Realized and Unrealized Gain	189,104	7,872,969	23,310,584	5,575,587

Net Increase in Net Assets Resulting from Operations	$198,674	$8,507,920	$26,401,534	$6,774,702

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Foundation Funds®

	Delaware Foundation®		Delaware Foundation
	Equity Fund		Growth Allocation Fund
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	3/31/13	9/30/12	3/31/13	9/30/12
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$9,570	$20,067	$634,951	$1,435,181
Net realized gain (loss)	32,448	(20,351)	1,618,540	(266,766)
Net change in unrealized appreciation (depreciation)	156,656	320,675	6,254,429	15,104,900
Net increase in net assets resulting from operations	198,674	320,391	8,507,920	16,273,315

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(3,986)	(2,962)	(601,747)	(627,505)
Class B	—	—	(22,440)	(37,281)
Class C	(187)	(34)	(45,795)	(50,095)
Class R	(50)	(39)	(145,514)	(127,290)
Institutional Class	(16,341)	(14,688)	(602,069)	(581,170)

Net realized gain:
Class A	—	(9,883)	(116,202)	(1,062,601)
Class B	—	—	(4,334)	(63,226)
Class C	—	(716)	(17,915)	(165,444)
Class R	—	(182)	(33,953)	(257,660)
Institutional Class	—	(37,934)	(99,751)	(843,202)
	(20,564)	(66,438)	(1,689,720)	(3,815,474)

Capital Share Transactions:
Proceeds from shares sold:
Class A	31,417	152,996	2,873,145	5,480,370
Class B	—	—	22,292	48,440
Class C	67,725	13,836	830,069	968,145
Class R	—	—	804,959	4,336,847
Institutional Class	17,563	62,314	5,991,163	8,751,205

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	3,853	11,614	705,583	1,653,756
Class B	—	—	26,269	98,537
Class C	187	750	62,170	211,259
Class R	50	222	178,791	383,238
Institutional Class	16,340	52,621	692,346	1,420,887
	137,135	294,353	12,186,787	23,352,684

	Delaware Foundation®		Delaware Foundation
	Equity Fund		Growth Allocation Fund
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	3/31/13	9/30/12	3/31/13	9/30/12
	(Unaudited)		(Unaudited)
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(42,941)	$(104,771)	$(4,168,229)	$(8,247,255)
Class B	—	—	(429,630)	(1,152,862)
Class C	(62,226)	(212)	(1,029,353)	(1,481,953)
Class R	—	—	(936,213)	(4,070,718)
Institutional Class	(19,629)	(150,925)	(3,384,907)	(7,954,628)
	(124,796)	(255,908)	(9,948,332)	(22,907,416)
Increase in net assets derived from capital share transactions	12,339	38,445	2,238,455	445,268
Net Increase in Net Assets	190,449	292,398	9,056,655	12,903,109

Net Assets:
Beginning of period	1,767,221	1,474,823	100,515,323	87,612,214
End of period	$1,957,670	$1,767,221	$109,571,978	$100,515,323

Undistributed net investment income	$2,312	$13,663	$199,977	$947,365

See accompanying notes, which are an integral part of the financial statements.

(continues)       91

Statements of changes in net assets

Delaware Foundation Funds®

	Delaware Foundation®		Delaware Foundation
	Moderate Allocation Fund		Conservative Allocation Fund
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	3/31/13	9/30/12	3/31/13	9/30/12
	(Unaudited)		(Unaudited)
Increase in Net Assets from Operations:
Net investment income	$3,090,950	$7,165,940	$1,199,115	$2,762,675
Net realized gain	5,988,421	265,107	1,354,200	583,565
Net change in unrealized appreciation (depreciation)	17,322,163	49,533,980	4,221,387	13,454,229
Net increase in net assets resulting from operations	26,401,534	56,965,027	6,774,702	16,800,469

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(2,248,868)	(3,955,488)	(800,719)	(1,346,822)
Class B	(10,968)	(28,885)	(4,300)	(10,789)
Class C	(104,265)	(187,185)	(161,741)	(238,417)
Class R	(207,948)	(342,115)	(43,869)	(55,987)
Institutional Class	(1,746,976)	(2,796,857)	(529,285)	(865,412)

Net realized gain:
Class A	—	—	(519,108)	(1,855,590)
Class B	—	—	(3,068)	(16,086)
Class C	—	—	(162,768)	(485,359)
Class R	—	—	(31,406)	(74,412)
Institutional Class	—	—	(304,669)	(891,838)
	(4,319,025)	(7,310,530)	(2,560,933)	(5,840,712)

Capital Share Transactions:
Proceeds from shares sold:
Class A	7,808,124	16,386,380	10,794,792	16,938,234
Class B	58,290	85,960	24,076	118,980
Class C	2,408,124	5,014,158	4,466,370	9,115,621
Class R	1,449,685	6,600,397	1,586,749	2,228,845
Institutional Class	21,223,599	31,852,921	7,451,328	22,447,935

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,929,049	3,343,625	1,303,246	3,116,378
Class B	10,863	28,230	7,124	25,056
Class C	96,823	168,601	299,799	654,600
Class R	207,947	342,115	75,143	130,339
Institutional Class	1,288,548	2,169,848	806,966	1,708,323
	36,481,052	65,992,235	26,815,593	56,484,311

	Delaware Foundation®		Delaware Foundation
	Moderate Allocation Fund		Conservative Allocation Fund
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	3/31/13	9/30/12	3/31/13	9/30/12
	(Unaudited)		(Unaudited)
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(13,366,607)	$(30,605,695)	$(10,331,467)	$(15,978,814)
Class B	(684,498)	(1,381,747)	(179,748)	(256,977)
Class C	(1,736,987)	(4,565,738)	(3,007,021)	(4,635,577)
Class R	(2,755,964)	(5,375,995)	(914,037)	(1,571,304)
Institutional Class	(12,895,009)	(21,231,982)	(6,993,768)	(15,032,101)
	(31,439,065)	(63,161,157)	(21,426,041)	(37,474,773)
Increase in net assets derived from capital share transactions	5,041,987	2,831,078	5,389,552	19,009,538
Net Increase in Net Assets	27,124,496	52,485,575	9,603,321	29,969,295

Net Assets:
Beginning of period	399,042,976	346,557,401	150,720,160	120,750,865
End of period	$426,167,472	$399,042,976	$160,323,481	$150,720,160

Undistributed (distributions in excess of) net investment income	$(465,325)	$(225,469)	$(55,021)	$70,333

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Foundation® Equity Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months				8/31/09[2]
	Ended	Year Ended			to
	3/31/13[1]	9/30/12	9/30/11	9/30/10	9/30/09
	(Unaudited)
Net asset value, beginning of period	$10.360	$8.850	$9.760	$8.880	$8.500

Income (loss) from investment operations:
Net investment income[3]	0.047	0.100	0.115	0.093	0.008
Net realized and unrealized gain (loss)	1.076	1.796	(0.649)	0.839	0.372
Total from investment operations	1.123	1.896	(0.534)	0.932	0.380

Less dividends and distributions from:
Net investment income	(0.103)	(0.089)	(0.102)	(0.009)	—
Net realized gain	—	(0.297)	(0.274)	(0.043)	—
Total dividends and distributions	(0.103)	(0.386)	(0.376)	(0.052)	—

Net asset value, end of period	$11.380	$10.360	$8.850	$9.760	$8.880

Total return[4]	10.92%	21.94%	(5.99% )	10.53%	4.47%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$430	$397	$287	$116	$5
Ratio of expenses to average net assets	1.19%	1.19%	1.18%	1.16%	1.16%
Ratio of expenses to average net assets
prior to fees waived	6.74%	9.29%	10.09%	19.15%	31.53%
Ratio of net investment income to average net assets	0.87%	1.02%	1.10%	1.01%	1.11%
Ratio of net investment loss to average net assets
prior to fees waived	(4.68% )	(7.08% )	(7.81% )	(16.98% )	(29.26% )
Portfolio turnover	15%	47%	69%	42%	109%

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[3] The average shares outstanding method has been applied for per share information.
[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Delaware Foundation® Equity Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months				8/31/09[2]
	Ended	Year Ended			to
	3/31/13[1]	9/30/12	9/30/11	9/30/10	9/30/09
	(Unaudited)
Net asset value, beginning of period	$10.280	$8.790	$9.690	$8.880	$8.500

Income (loss) from investment operations:
Net investment income[3]	0.007	0.026	0.038	0.024	0.003
Net realized and unrealized gain (loss)	1.078	1.775	(0.631)	0.829	0.377
Total from investment operations	1.085	1.801	(0.593)	0.853	0.380

Less dividends and distributions from:
Net investment income	(0.025)	(0.014)	(0.033)	— [4]	—
Net realized gain	—	(0.297)	(0.274)	(0.043)	—
Total dividends and distributions	(0.025)	(0.311)	(0.307)	(0.043)	—

Net asset value, end of period	$11.340	$10.280	$8.790	$9.690	$8.880

Total return[5]	10.57%	20.88%	(6.56% )	9.63%	4.47%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$52	$38	$20	$6	$6
Ratio of expenses to average net assets	1.94%	1.94%	1.93%	1.91%	1.91%
Ratio of expenses to average net assets
prior to fees waived	7.44%	9.99%	10.79%	19.85%	32.23%
Ratio of net investment income to average net assets	0.12%	0.27%	0.35%	0.26%	0.36%
Ratio of net investment loss to average net assets
prior to fees waived	(5.38% )	(7.78% )	(8.51% )	(17.68% )	(29.96% )
Portfolio turnover	15%	47%	69%	42%	109%

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[3] The average shares outstanding method has been applied for per share information.
[4] For the year ended Sept. 30, 2010, net investment income on investment distributions of $2 was made by the Fund, which calculated to de minimus amount of 0.000 per share.
[5] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)       95

Financial highlights

Delaware Foundation® Equity Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months				8/31/09[2]
	Ended	Year Ended			to
	3/31/13[1]	9/30/12	9/30/11	9/30/10	9/30/09
	(Unaudited)
Net asset value, beginning of period	$10.340	$8.830	$9.740	$8.880	$8.500

Income (loss) from investment operations:
Net investment income[3]	0.033	0.075	0.088	0.070	0.006
Net realized and unrealized gain (loss)	1.075	1.796	(0.644)	0.836	0.374
Total from investment operations	1.108	1.871	(0.556)	0.906	0.380

Less dividends and distributions from:
Net investment income	(0.078)	(0.064)	(0.080)	(0.003)	—
Net realized gain	—	(0.297)	(0.274)	(0.043)	—
Total dividends and distributions	(0.078)	(0.361)	(0.354)	(0.046)	—

Net asset value, end of period	$11.370	$10.340	$8.830	$9.740	$8.880

Total return[4]	10.78%	21.67%	(6.21% )	10.23%	4.47%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$7	$7	$5	$6	$5
Ratio of expenses to average net assets	1.44%	1.44%	1.43%	1.41%	1.41%
Ratio of expenses to average net assets
prior to fees waived	7.04%	9.59%	10.39%	19.45%	31.83%
Ratio of net investment income to average net assets	0.62%	0.77%	0.85%	0.76%	0.86%
Ratio of net investment loss to average net assets
prior to fees waived	(4.98% )	(7.38% )	(8.11% )	(17.28% )	(29.56% )
Portfolio turnover	15%	47%	69%	42%	109%

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[3] The average shares outstanding method has been applied for per share information.
[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Delaware Foundation® Equity Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months				8/31/09[2]
	Ended	Year Ended			to
	3/31/13[1]	9/30/12	9/30/11	9/30/10	9/30/09
	(Unaudited)
Net asset value, beginning of period	$10.380	$8.870	$9.780	$8.880	$8.500

Income (loss) from investment operations:
Net investment income[3]	0.060	0.125	0.141	0.116	0.010
Net realized and unrealized gain (loss)	1.078	1.797	(0.650)	0.845	0.370
Total from investment operations	1.138	1.922	(0.509)	0.961	0.380

Less dividends and distributions from:
Net investment income	(0.128)	(0.115)	(0.127)	(0.018)	—
Net realized gain	—	(0.297)	(0.274)	(0.043)	—
Total dividends and distributions	(0.128)	(0.412)	(0.401)	(0.061)	—

Net asset value, end of period	$11.390	$10.380	$8.870	$9.780	$8.880

Total return[4]	11.07%	22.23%	(5.66% )	10.75%	4.47%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,469	$1,325	$1,163	$1,140	$1,030
Ratio of expenses to average net assets	0.94%	0.94%	0.93%	0.91%	0.91%
Ratio of expenses to average net assets
prior to fees waived	6.44%	8.99%	9.79%	18.85%	31.23%
Ratio of net investment income to average net assets	1.12%	1.27%	1.35%	1.26%	1.36%
Ratio of net investment loss to average net assets
prior to fees waived	(4.38% )	(6.78% )	(7.51% )	(16.68% )	(28.96% )
Portfolio turnover	15%	47%	69%	42%	109%

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[3] The average shares outstanding method has been applied for per share information.
[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)       97

Financial highlights

Delaware Foundation® Growth Allocation Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:1

	Six Months
	Ended	Year Ended
	3/31/13[2]	9/30/12	9/30/11	9/30/10	9/30/09	9/30/08
	(Unaudited)
Net asset value, beginning of period	$10.220	$8.970	$9.390	$8.670	$8.340	$11.350

Income (loss) from investment operations:
Net investment income[3]	0.063	0.143	0.158	0.158	0.191	0.103
Net realized and unrealized gain (loss)	0.790	1.506	(0.426)	0.745	0.385	(2.519)
Total from investment operations	0.853	1.649	(0.268)	0.903	0.576	(2.416)

Less dividends and distributions from:
Net investment income	(0.145)	(0.148)	(0.152)	(0.183)	—	(0.267)
Net realized gain	(0.028)	(0.251)	—	—	(0.246)	(0.327)
Total dividends and distributions	(0.173)	(0.399)	(0.152)	(0.183)	(0.246)	(0.594)

Net asset value, end of period	$10.900	$10.220	$8.970	$9.390	$8.670	$8.340

Total return[4]	8.46%	18.87%	(3.00% )	10.53%	7.85%	(22.51% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$45,274	$42,992	$38,595	$37,248	$30,085	$27,329
Ratio of expenses to average net assets	1.15%	1.15%	1.15%	1.12%	1.11%	0.81%
Ratio of expenses to average net assets
prior to fees waived	1.44%	1.53%	1.54%	1.66%	1.79%	1.12%
Ratio of net investment income to average net assets	1.21%	1.47%	1.58%	1.77%	2.65%	1.04%
Ratio of net investment income to average net assets
prior to fees waived	0.92%	1.09%	1.19%	1.23%	1.97%	0.73%
Portfolio turnover	47%	109%	110%	98%	94%	108%

[1] On Sept. 22, 2008, the Fund was restructured to invest directly in a combination of underlying securities representing a variety of asset classes and investment styles. Prior to Sept. 22, 2008, the Fund invested only in other open-end investment companies (mutual funds). The restructuring caused significant changes in the Fund’s income, expense, and portfolio turnover.
[2] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3] The average shares outstanding method has been applied for per share information.
[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Delaware Foundation® Growth Allocation Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:1

	Six Months
	Ended	Year Ended
	3/31/13[2]	9/30/12	9/30/11	9/30/10	9/30/09	9/30/08
	(Unaudited)
Net asset value, beginning of period	$10.020	$8.800	$9.170	$8.480	$8.230	$11.200

Income (loss) from investment operations:
Net investment income[3]	0.062	0.140	0.135	0.089	0.138	0.029
Net realized and unrealized gain (loss)	0.771	1.479	(0.419)	0.728	0.358	(2.487)
Total from investment operations	0.833	1.619	(0.284)	0.817	0.496	(2.458)

Less dividends and distributions from:
Net investment income	(0.145)	(0.148)	(0.086)	(0.127)	—	(0.185)
Net realized gain	(0.028)	(0.251)	—	—	(0.246)	(0.327)
Total dividends and distributions	(0.173)	(0.399)	(0.086)	(0.127)	(0.246)	(0.512)

Net asset value, end of period	$10.680	$10.020	$8.800	$9.170	$8.480	$8.230

Total return[4]	8.42%	18.89%	(3.18% )	9.71%	7.09%	(23.14% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,468	$1,743	$2,437	$3,274	$3,797	$4,573
Ratio of expenses to average net assets	1.15%	1.15%	1.35%	1.87%	1.86%	1.56%
Ratio of expenses to average net assets
prior to fees waived	2.14%	2.23%	2.24%	2.36%	2.49%	1.82%
Ratio of net investment income to average net assets	1.21%	1.47%	1.38%	1.02%	1.90%	0.29%
Ratio of net investment income to average net assets
prior to fees waived	0.22%	0.39%	0.49%	0.53%	1.27%	0.03%
Portfolio turnover	47%	109%	110%	98%	94%	108%

1 On Sept. 22, 2008, the Fund was restructured to invest directly in a combination of underlying securities representing a variety of asset classes and investment styles. Prior to Sept. 22, 2008, the Fund invested only in other open-end investment companies (mutual funds). The restructuring caused significant changes in the Fund’s income, expense, and portfolio turnover.
2 Ratios have been annualized and total return and portfolio turnover have not been annualized.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)       99

Financial highlights

Delaware Foundation® Growth Allocation Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:1

	Six Months
	Ended	Year Ended
	3/31/13[2]	9/30/12	9/30/11	9/30/10	9/30/09	9/30/08
	(Unaudited)
Net asset value, beginning of period	$9.980	$8.760	$9.180	$8.490	$8.240	$11.210

Income (loss) from investment operations:
Net investment income[3]	0.024	0.068	0.081	0.089	0.138	0.029
Net realized and unrealized gain (loss)	0.776	1.479	(0.415)	0.728	0.358	(2.487)
Total from investment operations	0.800	1.547	(0.334)	0.817	0.496	(2.458)

Less dividends and distributions from:
Net investment income	(0.072)	(0.076)	(0.086)	(0.127)	—	(0.185)
Net realized gain	(0.028)	(0.251)	—	—	(0.246)	(0.327)
Total dividends and distributions	(0.100)	(0.327)	(0.086)	(0.127)	(0.246)	(0.512)

Net asset value, end of period	$10.680	$9.980	$8.760	$9.180	$8.490	$8.240

Total return[4]	8.08%	18.04%	(3.73% )	9.70%	7.08%	(23.11% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$6,891	$6,570	$6,043	$6,789	$5,078	$4,728
Ratio of expenses to average net assets	1.90%	1.90%	1.90%	1.87%	1.86%	1.56%
Ratio of expenses to average net assets
prior to fees waived	2.14%	2.23%	2.24%	2.36%	2.49%	1.82%
Ratio of net investment income to average net assets	0.46%	0.72%	0.83%	1.02%	1.90%	0.29%
Ratio of net investment income to average net assets
prior to fees waived	0.22%	0.39%	0.49%	0.53%	1.27%	0.03%
Portfolio turnover	47%	109%	110%	98%	94%	108%
1 On Sept. 22, 2008, the Fund was restructured to invest directly in a combination of underlying securities representing a variety of asset classes and investment styles. Prior to Sept. 22, 2008, the Fund invested only in other open-end investment companies (mutual funds). The restructuring caused significant changes in the Fund’s income, expense, and portfolio turnover.
2 Ratios have been annualized and total return and portfolio turnover have not been annualized.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Delaware Foundation® Growth Allocation Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:1

	Six Months
	Ended	Year Ended
	3/31/13[2]	9/30/12	9/30/11	9/30/10	9/30/09	9/30/08
	(Unaudited)
Net asset value, beginning of period	$10.150	$8.910	$9.330	$8.610	$8.310	$11.310

Income (loss) from investment operations:
Net investment income[3]	0.050	0.118	0.132	0.136	0.173	0.078
Net realized and unrealized gain (loss)	0.788	1.497	(0.424)	0.747	0.373	(2.512)
Total from investment operations	0.838	1.615	(0.292)	0.883	0.546	(2.434)

Less dividends and distributions from:
Net investment income	(0.120)	(0.124)	(0.128)	(0.163)	—	(0.239)
Net realized gain	(0.028)	(0.251)	—	—	(0.246)	(0.327)
Total dividends and distributions	(0.148)	(0.375)	(0.128)	(0.163)	(0.246)	(0.566)

Net asset value, end of period	$10.840	$10.150	$8.910	$9.330	$8.610	$8.310

Total return[4]	8.35%	18.58%	(3.25% )	10.36%	7.50%	(22.70% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$13,049	$12,156	$10,085	$8,136	$1,934	$1,638
Ratio of expenses to average net assets	1.40%	1.40%	1.40%	1.37%	1.36%	1.06%
Ratio of expenses to average net assets
prior to fees waived	1.74%	1.83%	1.84%	1.96%	2.09%	1.42%
Ratio of net investment income to average net assets	0.96%	1.22%	1.33%	1.52%	2.40%	0.79%
Ratio of net investment income to average net assets
prior to fees waived	0.62%	0.79%	0.89%	0.93%	1.67%	0.43%
Portfolio turnover	47%	109%	110%	98%	94%	108%

1 On Sept. 22, 2008, the Fund was restructured to invest directly in a combination of underlying securities representing a variety of asset classes and investment styles. Prior to Sept. 22, 2008, the Fund invested only in other open-end investment companies (mutual funds). The restructuring caused significant changes in the Fund’s income, expense, and portfolio turnover.
2 Ratios have been annualized and total return and portfolio turnover have not been annualized.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)       101

Financial highlights

Delaware Foundation® Growth Allocation Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:1

	Six Months
	Ended	Year Ended
	3/31/13[2]	9/30/12	9/30/11	9/30/10	9/30/09	9/30/08
	(Unaudited)
Net asset value, beginning of period	$10.280	$9.020	$9.440	$8.710	$8.360	$11.380

Income (loss) from investment operations:
Net investment income[3]	0.077	0.168	0.184	0.181	0.209	0.128
Net realized and unrealized gain (loss)	0.790	1.516	(0.429)	0.751	0.387	(2.527)
Total from investment operations	0.867	1.684	(0.245)	0.932	0.596	(2.399)

Less dividends and distributions from:
Net investment income	(0.169)	(0.173)	(0.175)	(0.202)	—	(0.294)
Net realized gain	(0.028)	(0.251)	—	—	(0.246)	(0.327)
Total dividends and distributions	(0.197)	(0.424)	(0.175)	(0.202)	(0.246)	(0.621)

Net asset value, end of period	$10.950	$10.280	$9.020	$9.440	$8.710	$8.360

Total return[4]	8.56%	19.19%	(2.76% )	10.84%	8.07%	(22.34% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$42,890	$37,054	$30,452	$29,311	$12,291	$281
Ratio of expenses to average net assets	0.90%	0.90%	0.90%	0.87%	0.86%	0.56%
Ratio of expenses to average net assets
prior to fees waived	1.14%	1.23%	1.24%	1.36%	1.49%	0.82%
Ratio of net investment income to average net assets	1.46%	1.72%	1.83%	2.02%	2.90%	1.29%
Ratio of net investment income to average net assets
prior to fees waived	1.22%	1.39%	1.49%	1.53%	2.27%	1.03%
Portfolio turnover	47%	109%	110%	98%	94%	108%

1 On Sept. 22, 2008, the Fund was restructured to invest directly in a combination of underlying securities representing a variety of asset classes and investment styles. Prior to Sept. 22, 2008, the Fund invested only in other open-end investment companies (mutual funds). The restructuring caused significant changes in the Fund’s income, expense, and portfolio turnover.
2 Ratios have been annualized and total return and portfolio turnover have not been annualized.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Delaware Foundation® Moderate Allocation Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:1

	Six Months
	Ended	Year Ended
	3/31/13[2]	9/30/12	9/30/11	9/30/10	9/30/09	9/30/08
	(Unaudited)
Net asset value, beginning of period	$11.520	$10.080	$10.410	$9.740	$8.950	$11.170

Income (loss) from investment operations:
Net investment income[3]	0.087	0.202	0.225	0.249	0.271	0.171
Net realized and unrealized gain (loss)	0.676	1.444	(0.355)	0.817	0.708	(1.908)
Total from investment operations	0.763	1.646	(0.130)	1.066	0.979	(1.737)

Less dividends and distributions from:
Net investment income	(0.123)	(0.206)	(0.200)	(0.396)	(0.120)	(0.281)
Net realized gain	—	—	—	—	(0.069)	(0.202)
Total dividends and distributions	(0.123)	(0.206)	(0.200)	(0.396)	(0.189)	(0.483)

Net asset value, end of period	$12.160	$11.520	$10.080	$10.410	$9.740	$8.950

Total return[4]	6.65%	16.46%	(1.39% )	11.06%	11.57%	(16.23% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$222,536	$214,553	$197,639	$201,006	$195,233	$35,453
Ratio of expenses to average net assets	1.13%	1.13%	1.13%	1.10%	1.12%	0.80%
Ratio of expenses to average net assets
prior to fees waived	1.23%	1.25%	1.24%	1.33%	1.41%	1.05%
Ratio of net investment income to average net assets	1.48%	1.84%	2.05%	2.49%	3.20%	1.69%
Ratio of net investment income to average net assets
prior to fees waived	1.38%	1.72%	1.94%	2.26%	2.91%	1.44%
Portfolio turnover	61%	157%	164%	134%	193%	123%

1 On Sept. 22, 2008, the Fund was restructured to invest directly in a combination of underlying securities representing a variety of asset classes and investment styles. Prior to Sept. 22, 2008, the Fund invested only in other open-end investment companies (mutual funds). The restructuring caused significant changes in the Fund’s income, expense, and portfolio turnover.
2 Ratios have been annualized and total return and portfolio turnover have not been annualized.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)       103

Financial highlights

Delaware Foundation® Moderate Allocation Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:1

	Six Months
	Ended	Year Ended
	3/31/13[2]	9/30/12	9/30/11	9/30/10	9/30/09	9/30/08
	(Unaudited)
Net asset value, beginning of period	$11.510	$10.080	$10.400	$9.700	$8.910	$11.120

Income (loss) from investment operations:
Net investment income[3]	0.049	0.117	0.141	0.172	0.208	0.094
Net realized and unrealized gain (loss)	0.670	1.435	(0.342)	0.802	0.701	(1.903)
Total from investment operations	0.719	1.552	(0.201)	0.974	0.909	(1.809)

Less dividends and distributions from:
Net investment income	(0.079)	(0.122)	(0.119)	(0.274)	(0.050)	(0.199)
Net realized gain	—	—	—	—	(0.069)	(0.202)
Total dividends and distributions	(0.079)	(0.122)	(0.119)	(0.274)	(0.119)	(0.401)

Net asset value, end of period	$12.150	$11.510	$10.080	$10.400	$9.700	$8.910

Total return[4]	6.17%	15.58%	(2.03% )	10.19%	10.64%	(16.94% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,593	$2,107	$3,002	$4,110	$5,598	$3,317
Ratio of expenses to average net assets	1.78%	1.90%	1.90%	1.87%	1.89%	1.55%
Ratio of expenses to average net assets
prior to fees waived	1.95%	1.97%	2.01%	2.06%	2.13%	1.75%
Ratio of net investment income to average net assets	0.83%	1.07%	1.28%	1.72%	2.43%	0.94%
Ratio of net investment income to average net assets
prior to fees waived	0.66%	1.00%	1.17%	1.53%	2.19%	0.74%
Portfolio turnover	61%	157%	164%	134%	193%	123%

1 On Sept. 22, 2008, the Fund was restructured to invest directly in a combination of underlying securities representing a variety of asset classes and investment styles. Prior to Sept. 22, 2008, the Fund invested only in other open-end investment companies (mutual funds). The restructuring caused significant changes in the Fund’s income, expense, and portfolio turnover.
2 Ratios have been annualized and total return and portfolio turnover have not been annualized.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Delaware Foundation® Moderate Allocation Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:1

	Six Months
	Ended	Year Ended
	3/31/13[2]	9/30/12	9/30/11	9/30/10	9/30/09	9/30/08
	(Unaudited)
Net asset value, beginning of period	$11.550	$10.100	$10.430	$9.730	$8.930	$11.140

Income (loss) from investment operations:
Net investment income[3]	0.042	0.118	0.141	0.172	0.208	0.095
Net realized and unrealized gain (loss)	0.669	1.454	(0.352)	0.802	0.711	(1.904)
Total from investment operations	0.711	1.572	(0.211)	0.974	0.919	(1.809)

Less dividends and distributions from:
Net investment income	(0.071)	(0.122)	(0.119)	(0.274)	(0.050)	(0.199)
Net realized gain	—	—	—	—	(0.069)	(0.202)
Total dividends and distributions	(0.071)	(0.122)	(0.119)	(0.274)	(0.119)	(0.401)

Net asset value, end of period	$12.190	$11.550	$10.100	$10.430	$9.730	$8.930

Total return[4]	6.17%	15.53%	(2.03% )	10.16%	10.73%	(16.91% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$18,265	$16,575	$13,813	$12,068	$10,739	$5,998
Ratio of expenses to average net assets	1.90%	1.90%	1.90%	1.87%	1.89%	1.55%
Ratio of expenses to average net assets
prior to fees waived	1.95%	1.97%	2.01%	2.06%	2.13%	1.75%
Ratio of net investment income to average net assets	0.71%	1.07%	1.28%	1.72%	2.43%	0.94%
Ratio of net investment income to average net assets
prior to fees waived	0.66%	1.00%	1.17%	1.53%	2.19%	0.74%
Portfolio turnover	61%	157%	164%	134%	193%	123%

1 On Sept. 22, 2008, the Fund was restructured to invest directly in a combination of underlying securities representing a variety of asset classes and investment styles. Prior to Sept. 22, 2008, the Fund invested only in other open-end investment companies (mutual funds). The restructuring caused significant changes in the Fund’s income, expense, and portfolio turnover. Select data is not comparable to prior years.
2 Ratios have been annualized and total return and portfolio turnover have not been annualized.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)       105

Financial highlights

Delaware Foundation® Moderate Allocation Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:1

	Six Months
	Ended	Year Ended
	3/31/13[2]	9/30/12	9/30/11	9/30/10	9/30/09	9/30/08
	(Unaudited)
Net asset value, beginning of period	$11.500	$10.060	$10.380	$9.710	$8.920	$11.140

Income (loss) from investment operations:
Net investment income[3]	0.071	0.172	0.195	0.223	0.250	0.146
Net realized and unrealized gain (loss)	0.666	1.445	(0.348)	0.799	0.706	(1.911)
Total from investment operations	0.737	1.617	(0.153)	1.022	0.956	(1.765)

Less dividends and distributions from:
Net investment income	(0.107)	(0.177)	(0.167)	(0.352)	(0.097)	(0.253)
Net realized gain	—	—	—	—	(0.069)	(0.202)
Total dividends and distributions	(0.107)	(0.177)	(0.167)	(0.352)	(0.166)	(0.455)

Net asset value, end of period	$12.130	$11.500	$10.060	$10.380	$9.710	$8.920

Total return[4]	6.43%	16.19%	(1.60% )	10.73%	11.16%	(16.49% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$23,022	$22,883	$18,645	$6,994	$1,568	$1,207
Ratio of expenses to average net assets	1.40%	1.40%	1.40%	1.37%	1.39%	1.05%
Ratio of expenses to average net assets
prior to fees waived	1.55%	1.57%	1.61%	1.66%	1.73%	1.35%
Ratio of net investment income to average net assets	1.21%	1.57%	1.78%	2.22%	2.93%	1.44%
Ratio of net investment income to average net assets
prior to fees waived	1.06%	1.40%	1.57%	1.93%	2.59%	1.14%
Portfolio turnover	61%	157%	164%	134%	193%	123%

1 On Sept. 22, 2008, the Fund was restructured to invest directly in a combination of underlying securities representing a variety of asset classes and investment styles. Prior to Sept. 22, 2008, the Fund invested only in other open-end investment companies (mutual funds). The restructuring caused significant changes in the Fund’s income, expense, and portfolio turnover.
2 Ratios have been annualized and total return and portfolio turnover have not been annualized.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Delaware Foundation® Moderate Allocation Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:1

	Six Months
	Ended	Year Ended
	3/31/13[2]	9/30/12	9/30/11	9/30/10	9/30/09	9/30/08
	(Unaudited)
Net asset value, beginning of period	$11.520	$10.080	$10.400	$9.760	$8.970	$11.200

Income (loss) from investment operations:
Net investment income[3]	0.101	0.228	0.250	0.272	0.291	0.197
Net realized and unrealized gain (loss)	0.665	1.444	(0.345)	0.802	0.712	(1.917)
Total from investment operations	0.766	1.672	(0.095)	1.074	1.003	(1.720)

Less dividends and distributions from:
Net investment income	(0.136)	(0.232)	(0.225)	(0.434)	(0.144)	(0.308)
Net realized gain	—	—	—	—	(0.069)	(0.202)
Total dividends and distributions	(0.136)	(0.232)	(0.225)	(0.434)	(0.213)	(0.510)

Net asset value, end of period	$12.150	$11.520	$10.080	$10.400	$9.760	$8.970

Total return[4]	6.68%	16.73%	(1.07% )	11.26%	11.76%	(16.06% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$160,751	$142,925	$113,458	$66,326	$38,124	$1,357
Ratio of expenses to average net assets	0.90%	0.90%	0.90%	0.87%	0.89%	0.55%
Ratio of expenses to average net assets
prior to fees waived	0.95%	0.97%	1.01%	1.06%	1.13%	0.75%
Ratio of net investment income to average net assets	1.71%	2.07%	2.28%	2.72%	3.43%	1.94%
Ratio of net investment income to average net assets
prior to fees waived	1.66%	2.00%	2.17%	2.53%	3.19%	1.74%
Portfolio turnover	61%	157%	164%	134%	193%	123%

1 On Sept. 22, 2008, the Fund was restructured to invest directly in a combination of underlying securities representing a variety of asset classes and investment styles. Prior to Sept. 22, 2008, the Fund invested only in other open-end investment companies (mutual funds). The restructuring caused significant changes in the Fund’s income, expense, and portfolio turnover.
2 Ratios have been annualized and total return and portfolio turnover have not been annualized.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)       107

Financial highlights

Delaware Foundation® Conservative Allocation Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:1

	Six Months
	Ended	Year Ended
	3/31/13[2]	9/30/12	9/30/11	9/30/10	9/30/09	9/30/08
	(Unaudited)
Net asset value, beginning of period	$10.220	$9.430	$9.900	$9.360	$8.320	$9.770

Income (loss) from investment operations:
Net investment income[3]	0.084	0.203	0.245	0.289	0.304	0.226
Net realized and unrealized gain (loss)	0.373	1.035	(0.183)	0.687	0.942	(1.253)
Total from investment operations	0.457	1.238	0.062	0.976	1.246	(1.027)

Less dividends and distributions from:
Net investment income	(0.107)	(0.186)	(0.236)	(0.436)	(0.206)	(0.324)
Net realized gain	(0.070)	(0.262)	(0.296)	—	—	(0.099)
Total dividends and distributions	(0.177)	(0.448)	(0.532)	(0.436)	(0.206)	(0.423)

Net asset value, end of period	$10.500	$10.220	$9.430	$9.900	$9.360	$8.320

Total return[4]	4.52%	13.47%	0.48%	10.70%	15.53%	(10.98% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$79,884	$75,988	$66,175	$55,513	$43,873	$35,619
Ratio of expenses to average net assets	1.13%	1.13%	1.14%	1.13%	1.13%	0.81%
Ratio of expenses to average net assets
prior to fees waived	1.37%	1.43%	1.47%	1.55%	1.65%	1.09%
Ratio of net investment income to average net assets	1.63%	2.05%	2.44%	3.02%	3.78%	2.48%
Ratio of net investment income to average net assets
prior to fees waived	1.39%	1.75%	2.11%	2.60%	3.26%	2.20%
Portfolio turnover	90%	219%	211%	192%	177%	136%

1 On Sept. 22, 2008, the Fund was restructured to invest directly in a combination of underlying securities representing a variety of asset classes and investment styles. Prior to Sept. 22, 2008, the Fund invested only in other open-end investment companies (mutual funds). The restructuring caused significant changes in the Fund’s income, expense, and portfolio turnover.
2 Ratios have been annualized and total return and portfolio turnover have not been annualized.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Delaware Foundation® Conservative Allocation Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:1

	Six Months
	Ended	Year Ended
	3/31/13[2]	9/30/12	9/30/11	9/30/10	9/30/09	9/30/08
	(Unaudited)
Net asset value, beginning of period	$10.300	$9.500	$9.990	$9.380	$8.330	$9.770

Income (loss) from investment operations:
Net investment income[3]	0.084	0.204	0.247	0.271	0.243	0.157
Net realized and unrealized gain (loss)	0.383	1.044	(0.188)	0.691	0.948	(1.247)
Total from investment operations	0.467	1.248	0.059	0.962	1.191	(1.090)

Less dividends and distributions from:
Net investment income	(0.107)	(0.186)	(0.253)	(0.352)	(0.141)	(0.251)
Net realized gain	(0.070)	(0.262)	(0.296)	—	—	(0.099)
Total dividends and distributions	(0.177)	(0.448)	(0.549)	(0.352)	(0.141)	(0.350)

Net asset value, end of period	$10.590	$10.300	$9.500	$9.990	$9.380	$8.330

Total return[4]	4.58%	13.48%	0.44%	10.48%	14.66%	(11.56% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$367	$503	$567	$938	$892	$677
Ratio of expenses to average net assets	1.13%	1.13%	1.14%	1.33%	1.88%	1.56%
Ratio of expenses to average net assets
prior to fees waived	2.07%	2.13%	2.17%	2.25%	2.35%	1.79%
Ratio of net investment income to average net assets	1.63%	2.05%	2.44%	2.28%	3.03%	1.73%
Ratio of net investment income to average net assets
prior to fees waived	0.69%	1.05%	1.41%	1.90%	2.56%	1.50%
Portfolio turnover	90%	219%	211%	192%	177%	136%

1 On Sept. 22, 2008, the Fund was restructured to invest directly in a combination of underlying securities representing a variety of asset classes and investment styles. Prior to Sept. 22, 2008, the Fund invested only in other open-end investment companies (mutual funds). The restructuring caused significant changes in the Fund’s income, expense, and portfolio turnover.

[2] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3] The average shares outstanding method has been applied for per share information.

[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)       109

Financial highlights

Delaware Foundation® Conservative Allocation Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:1

	Six Months
	Ended	Year Ended
	3/31/13[2]	9/30/12	9/30/11	9/30/10	9/30/09	9/30/08
	(Unaudited)
Net asset value, beginning of period	$10.240	$9.450	$9.920	$9.330	$8.290	$9.730

Income (loss) from investment operations:
Net investment income[3]	0.045	0.129	0.170	0.218	0.245	0.159
Net realized and unrealized gain (loss)	0.383	1.035	(0.190)	0.695	0.936	(1.249)
Total from investment operations	0.428	1.164	(0.020)	0.913	1.181	(1.090)

Less dividends and distributions from:
Net investment income	(0.068)	(0.112)	(0.154)	(0.323)	(0.141)	(0.251)
Net realized gain	(0.070)	(0.262)	(0.296)	—	—	(0.099)
Total dividends and distributions	(0.138)	(0.374)	(0.450)	(0.323)	(0.141)	(0.350)

Net asset value, end of period	$10.530	$10.240	$9.450	$9.920	$9.330	$8.290

Total return[4]	4.22%	12.60%	(0.34% )	9.98%	14.61%	(11.61% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$26,385	$23,943	$17,206	$10,578	$4,004	$3,373
Ratio of expenses to average net assets	1.88%	1.88%	1.89%	1.88%	1.88%	1.56%
Ratio of expenses to average net assets
prior to fees waived	2.07%	2.13%	2.17%	2.25%	2.35%	1.79%
Ratio of net investment income to average net assets	0.88%	1.30%	1.69%	2.27%	3.03%	1.73%
Ratio of net investment income to average net assets
prior to fees waived	0.69%	1.05%	1.41%	1.90%	2.56%	1.50%
Portfolio turnover	90%	219%	211%	192%	177%	136%

1 On Sept. 22, 2008, the Fund was restructured to invest directly in a combination of underlying securities representing a variety of asset classes and investment styles. Prior to Sept. 22, 2008, the Fund invested only in other open-end investment companies (mutual funds). The restructuring caused significant changes in the Fund’s income, expense, and portfolio turnover.

[2] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3] The average shares outstanding method has been applied for per share information.

[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Delaware Foundation® Conservative Allocation Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:1

	Six Months
	Ended	Year Ended
	3/31/13[2]	9/30/12	9/30/11	9/30/10	9/30/09	9/30/08
	(Unaudited)
Net asset value, beginning of period	$10.220	$9.430	$9.900	$9.350	$8.310	$9.750

Income (loss) from investment operations:
Net investment income[3]	0.071	0.178	0.220	0.265	0.284	0.204
Net realized and unrealized gain (loss)	0.373	1.035	(0.184)	0.683	0.940	(1.245)
Total from investment operations	0.444	1.213	0.036	0.948	1.224	(1.041)

Less dividends and distributions from:
Net investment income	(0.094)	(0.161)	(0.210)	(0.398)	(0.184)	(0.300)
Net realized gain	(0.070)	(0.262)	(0.296)	—	—	(0.099)
Total dividends and distributions	(0.164)	(0.423)	(0.506)	(0.398)	(0.184)	(0.399)

Net asset value, end of period	$10.500	$10.220	$9.430	$9.900	$9.350	$8.310

Total return[4]	4.39%	13.19%	0.22%	10.39%	15.36%	(11.23% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$5,186	$4,293	$3,220	$1,590	$840	$866
Ratio of expenses to average net assets	1.38%	1.38%	1.39%	1.38%	1.38%	1.06%
Ratio of expenses to average net assets
prior to fees waived	1.67%	1.73%	1.77%	1.85%	1.95%	1.39%
Ratio of net investment income to average net assets	1.38%	1.80%	2.19%	2.77%	3.53%	2.23%
Ratio of net investment income to average net assets
prior to fees waived	1.09%	1.45%	1.81%	2.30%	2.96%	1.90%
Portfolio turnover	90%	219%	211%	192%	177%	136%

[1] On Sept. 22, 2008, the Fund was restructured to invest directly in a combination of underlying securities representing a variety of asset classes and investment styles. Prior to Sept. 22, 2008, the Fund invested only in other open-end investment companies (mutual funds). The restructuring caused significant changes in the Fund’s income, expense, and portfolio turnover.

[2] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3] The average shares outstanding method has been applied for per share information.

[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)       111

Financial highlights

Delaware Foundation® Conservative Allocation Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:1

	Six Months
	Ended	Year Ended
	3/31/13[2]	9/30/12	9/30/11	9/30/10	9/30/09	9/30/08
	(Unaudited)
Net asset value, beginning of period	$10.230	$9.440	$9.920	$9.390	$8.350	$9.800

Income (loss) from investment operations:
Net investment income[3]	0.097	0.228	0.271	0.314	0.324	0.249
Net realized and unrealized gain (loss)	0.382	1.035	(0.194)	0.692	0.943	(1.252)
Total from investment operations	0.479	1.263	0.077	1.006	1.267	(1.003)

Less dividends and distributions from:
Net investment income	(0.119)	(0.211)	(0.261)	(0.476)	(0.227)	(0.348)
Net realized gain	(0.070)	(0.262)	(0.296)	—	—	(0.099)
Total dividends and distributions	(0.189)	(0.473)	(0.557)	(0.476)	(0.227)	(0.447)

Net asset value, end of period	$10.520	$10.230	$9.440	$9.920	$9.390	$8.350

Total return[4]	4.73%	13.74%	0.63%	11.02%	15.93%	(10.82% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$48,501	$45,993	$33,583	$30,399	$8,740	$185
Ratio of expenses to average net assets	0.88%	0.88%	0.89%	0.88%	0.88%	0.56%
Ratio of expenses to average net assets
prior to fees waived	1.07%	1.13%	1.17%	1.25%	1.35%	0.79%
Ratio of net investment income to average net assets	1.88%	2.30%	2.69%	3.27%	4.03%	2.73%
Ratio of net investment income to average net assets
prior to fees waived	1.69%	2.05%	2.41%	2.90%	3.56%	2.50%
Portfolio turnover	90%	219%	211%	192%	177%	136%

[1] On Sept. 22, 2008, the Fund was restructured to invest directly in a combination of underlying securities representing a variety of asset classes and investment styles. Prior to Sept. 22, 2008, the Fund invested only in other open-end investment companies (mutual funds). The restructuring caused significant changes in the Fund’s income, expense, and portfolio turnover.

[2] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3] The average shares outstanding method has been applied for per share information.

[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Notes to financial statements

Delaware Foundation Funds®
March 31, 2013 (Unaudited)

Delaware Group® Foundation Funds (Trust) is organized as a Delaware statutory trust and offers four funds: Delaware Foundation® Equity Fund, Delaware Foundation Growth Allocation Fund, Delaware Foundation Moderate Allocation Fund and Delaware Foundation Conservative Allocation Fund (each, a Fund, or collectively as the Funds). The Trust is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940, as amended. The Delaware Foundation Growth Allocation Fund, Delaware Foundation Moderate Allocation Fund and Delaware Foundation Conservative Allocation Fund offer Class A, Class B, Class C, Class R and Institutional Class shares. Delaware Foundation Equity Fund offers Class A, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of Delaware Foundation Equity Fund is to seek long-term capital growth.

The investment objective of Delaware Foundation Growth Allocation Fund is to seek long-term capital growth.

The investment objective of Delaware Foundation Moderate Allocation Fund is to seek capital appreciation with current income as a secondary objective.

The investment objective of Delaware Foundation Conservative Allocation Fund is to seek a combination of current income and preservation of capital with capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Swaps prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Open-end investment companies are valued at their published net asset value. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Funds’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before each Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Funds may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken for all open federal income tax years (Sept. 30, 2009 – Sept. 30, 2012), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. In regards to foreign taxes only, the Funds have open tax years in certain foreign countries they invest in that may date back to the inception date of the Funds.

(continues)       113

Notes to financial statements

Delaware Foundation Funds®

1. Significant Accounting Policies (continued)

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Funds may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Funds’ custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on March 28, 2013.

To Be Announced Trades — The Funds may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Funds’ ability to manage their investment portfolio and meet redemption requests. These transactions involve a commitment by the Funds to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Funds on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with each Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds generally bifurcate that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Funds are charged directly to the Funds. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Funds are aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends and interest have been recorded in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Each Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually. The Funds may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended March 31, 2013.

The Funds receive earnings credits from their transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statements of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended March 31, 2013, the Funds earned the following amounts under this agreement:

	Delaware	Delaware	Delaware
Delaware	Foundation	Foundation	Foundation
Foundation®	Growth	Moderate	Conservative
Equity Fund	Allocation Fund	Allocation Fund	Allocation Fund
$2	$62	$224	$69

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual management fee which is calculated at the rate 0.65% on the first $500 million of average daily net assets of each Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan, taxes, interest, inverse floater program expenses, short sales and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), do not exceed each Fund’s average daily net assets through Jan. 28, 2014 as shown below. For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by each Fund’s Board and DMC. These expense waivers and reimbursements apply only to expenses paid directly by the Funds.

	Delaware	Delaware	Delaware
Delaware	Foundation	Foundation	Foundation
Foundation®	Growth	Moderate	Conservative
Equity Fund	Allocation Fund	Allocation Fund	Allocation Fund
0.95%	0.90%	0.90%	0.88%

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Funds. For these services, the Funds pay DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended March 31, 2013, the Funds were charged for these services as follows:

	Delaware	Delaware	Delaware
Delaware	Foundation	Foundation	Foundation
Foundation	Growth	Moderate	Conservative
Equity Fund	Allocation Fund	Allocation Fund	Allocation Fund
$45	$2,505	$9,893	$3,689

DSC is also the transfer agent and dividend disbursing agent of the Funds. Each Fund pays DSC a monthly asset-based fee for these services. Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Funds. Sub-transfer agency fees are passed on to and paid directly by the Funds.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to limit the Class A and Class R shares’ 12b-1 fees through Jan. 28, 2014 to 0.25% and 0.50%, respectively, of average daily net assets. For the Delaware Foundation Conservative Allocation Fund and for the Delaware Foundation Growth Allocation Fund, DDLP has voluntarily agreed to waive Class B shares’ 12B-1 fees to 0.25% of average daily net assets until such time as the waiver is discontinued. This waiver may be discontinued at any time because it is voluntary.

In connection with the Delaware Foundation Moderate Allocation Fund merger with Delaware Balanced Fund, the Board has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares that went into effect on June 1, 1992. The Fund’s Class A shares are currently subject to a blended 12b-1 fee equal to the sum of: (i) 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992, and (ii) 0.30% (currently waived to 0.25% through January 28, 2014) of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shares currently bear 12b-1 fees at the same rate, the blended rate, currently 0.23% of average daily net assets, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board.

(continues)       115

Notes to financial statements

Delaware Foundation Funds®

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

At March 31, 2013, the Funds had receivables due from or liabilities payable to affiliates as follows:

		Delaware	Delaware	Delaware
	Delaware	Foundation	Foundation	Foundation
	Foundation®	Growth	Moderate	Conservative
	Equity Fund	Allocation Fund	Allocation Fund	Allocation Fund
Investment management fee payable to DMC	$—	$42,913	$218,630	$66,810
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	77	2,490	9,653	3,621
Distribution fees payable to DDLP	153	21,273	69,301	41,038
Other expenses payable to DMC and affiliates*	10	24,111	56,377	17,450
Receivable from DMC under expense limitation agreement	1,384	—	—	—

*DMC, as part of its administrative services, pays operating expenses on behalf of each Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, each Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Funds by DMC and/or its affiliates’ employees. For the six months ended March 31, 2013, each Fund was charged for internal legal and tax services provided by DMC and/or its affiliates’ employees as follows:

	Delaware	Delaware	Delaware
Delaware	Foundation	Foundation	Foundation
Foundation	Growth	Moderate	Conservative
Equity Fund	Allocation Fund	Allocation Fund	Allocation Fund
$—	$1,316	$5,218	$1,941

For the six months ended March 31, 2013, DDLP earned commissions on sales of Class A shares for each Fund as follows:

	Delaware	Delaware	Delaware
Delaware	Foundation	Foundation	Foundation
Foundation	Growth	Moderate	Conservative
Equity Fund	Allocation Fund	Allocation Fund	Allocation Fund
$142	$3,334	$9,616	$16,977

For the six months ended March 31, 2013, DDLP received gross CDSC commissions on redemption of each Fund’s Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

		Delaware	Delaware	Delaware
	Delaware	Foundation	Foundation	Foundation
	Foundation	Growth	Moderate	Conservative
	Equity Fund	Allocation Fund	Allocation Fund	Allocation Fund
Class B	$—	$24	$44	$3
Class C	11	283	135	247

Trustees’ fees include expenses accrued by the Funds for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

3. Investments

For the six months ended March 31, 2013, the Funds made purchases and sales of investment securities other than short-term investments as follows:

		Delaware	Delaware	Delaware
	Delaware	Foundation	Foundation	Foundation
	Foundation	Growth	Moderate	Conservative
	Equity Fund	Allocation Fund	Allocation Fund	Allocation Fund
Purchases other than U.S. government securities	$291,282	$40,641,721	$247,127,611	$135,365,950
Purchases of U.S. government securities	—	6,868,311	190,746	144,836
Sales other than U.S. government securities	272,742	39,108,637	241,671,540	106,030,458
Sales of U.S. government securities	—	8,015,824	118,768	24,560,114

At March 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2013, the cost of investments and unrealized appreciation (depreciation) for each Fund was as follows:

		Delaware	Delaware	Delaware
	Delaware	Foundation	Foundation	Foundation
	Foundation®	Growth	Moderate	Conservative
	Equity Fund	Allocation Fund	Allocation Fund	Allocation Fund
Cost of investments	$1,587,793	$92,150,717	$379,091,858	$155,203,084
Aggregate unrealized appreciation	$491,182	$23,589,066	$78,023,731	$19,861,593
Aggregate unrealized depreciation	(84,810)	(3,646,586)	(11,409,799)	(3,077,698)
Net unrealized appreciation	$406,372	$19,942,480	$66,613,932	$16,783,895

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair value securities)

Level 3 – inputs are significant unobservable inputs (including each Funds’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of Delaware Foundation Equity Fund’s investments by fair value hierarchy levels as of March 31, 2013:

	Level 1	Level 2	Total
Common Stock	$1,898,894	$6,299	$1,905,193
Investment Companies	26,140	—	26,140
Short-Term Investments	—	62,189	62,189
Other	643	—	643
Total	$1,925,677	$68,488	$1,994,165
Foreign Currency Exchange Contracts	$—	$(4)	$(4)

(continues)      117

Notes to financial statements

Delaware Foundation Funds®

3. Investments (continued)

The following table summarizes the valuation of Delaware Foundation® Growth Allocation Fund’s investments by fair value hierarchy levels as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Agency, Asset & Mortgage-Backed Securities	$—	$4,333,344	$14,500	$4,347,844
Common Stock	85,849,412	265,021	—	86,114,433
Convertible Preferred Stock	97,051	132,770	—	229,821
Corporate Debt	—	12,118,140	—	12,118,140
Exchange-Traded Funds	49,382	—	—	49,382
Foreign Debt	—	2,273,250	—	2,273,250
Preferred Stock	125,248	—	—	125,248
U.S. Treasury Obligations	—	986,308	—	986,308
Warrant	29,791	—	—	29,791
Options Purchased	78	—	—	78
Short-Term Investments	—	5,818,902	—	5,818,902
Total	$86,150,962	$25,927,735	$14,500	$112,093,197
Foreign Currency Exchange Contracts	$—	$(9,164)	$—	$(9,164)
Futures Contracts	12,144	—	—	12,144
Swap Contracts	—	1,304	—	1,304

The following table summarizes the valuation of Delaware Foundation Moderate Allocation Fund’s investments by fair value hierarchy levels as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Agency, Asset & Mortgage-Backed Securities	$—	$34,998,829	$42,050	$35,040,879
Common Stock	251,983,491	765,476	—	252,748,967
Convertible Preferred Stock	711,614	1,031,237	—	1,742,851
Corporate Debt	—	102,134,525	—	102,134,525
Exchange-Traded Funds	219,053	—	—	219,053
Foreign Debt	—	15,795,327	—	15,795,327
Municipal Bonds	—	255,264	—	255,264
Preferred Stock	1,350,301	126,500	—	1,476,801
U.S. Treasury Obligations	—	6,609,481	—	6,609,481
Warrant	92,705	—	—	92,705
Options Purchased	609	—	—	609
Short-Term Investments	—	29,589,328	—	29,589,328
Total	$254,357,773	$191,305,967	$42,050	$445,705,790
Foreign Currency Exchange Contracts	$—	$(12,262)	$—	$(12,262)
Futures Contracts	101,031	—	—	101,031
Swap Contracts	—	10,148	—	10,148

The following table summarizes the valuation of Delaware Foundation® Conservative Allocation Fund’s investments by fair value hierarchy levels as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Agency, Asset & Mortgage-Backed Securities	$—	$19,351,143	$23,925	$19,375,068
Common Stock	62,664,455	180,906	—	62,845,361
Convertible Preferred Stock	331,025	485,104	—	816,129
Corporate Debt	—	55,587,972	—	55,587,972
Exchange-Traded Fund	60,778	—	—	60,778
Foreign Debt	—	8,039,368	—	8,039,368
Preferred Stock	636,354	—	—	636,354
U.S. Treasury Obligations	—	5,476,818	—	5,476,818
Warrant	21,280	—	—	21,280
Option Purchased	328	—	—	328
Short-Term Investments	—	19,127,523	—	19,127,523
Total	$63,714,220	$108,248,834	$23,925	$171,986,979
Foreign Currency Exchange Contracts	$—	$1,133	$—	$1,133
Futures Contracts	57,141	—	—	57,141
Swap Contracts	—	5,675	—	5,675

The securities that have been deemed worthless on the statements of net assets are considered to be Level 3 securities in this table.

During the six months ended March 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Funds. The Funds’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Funds’ net assets at the end of the period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended March 31, 2013 and the year ended Sept. 30, 2012 was as follows:

		Delaware	Delaware	Delaware
	Delaware	Foundation	Foundation	Foundation
	Foundation	Growth	Moderate	Conservative
	Equity Fund	Allocation Fund	Allocation Fund	Allocation Fund
Six Months Ended 3/31/13*
Ordinary income	$20,564	$1,437,005	$4,319,025	$2,269,213
Long-term capital gain	—	252,715	—	291,720
Total	$20,564	$1,689,720	$4,319,025	$2,560,933

Year Ended 9/30/12
Ordinary income	$24,284	$2,750,045	$7,310,530	$4,407,387
Long-term capital gain	42,154	1,065,429	—	1,433,325
Total	$66,438	$3,815,474	$7,310,530	$5,840,712

*Tax information for the six months ended March 31, 2013 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

(continues)       119

Notes to financial statements

Delaware Foundation Funds®

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of March 31, 2013, the estimated components of net assets on a tax basis were as follows:

		Delaware	Delaware	Delaware
	Delaware	Foundation	Foundation	Foundation
	Foundation®	Growth	Moderate	Conservative
	Equity Fund	Allocation Fund	Allocation Fund	Allocation Fund
Shares of beneficial interest	$1,534,047	$87,944,854	$359,137,523	$142,473,475
Undistributed ordinary income	3,940	578,212	—	206,080
Undistributed long-term capital gains	13,419	1,207,969	—	1,016,442
Realized gains 10/1/12 – 3/31/13	—	—	5,439,258	—
Capital loss carryforwards as of 9/30/12	—	—	(4,877,192)	—
Unrealized appreciation (depreciation)	406,264	19,942,343	66,784,674	16,896,961
Other temporary differences	—	(101,400)	(316,791)	(269,477)
Net assets	$1,957,670	$109,571,978	$426,167,472	$160,323,481

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, mark-to-market of futures contracts, mark-to-market of foreign currency exchange contracts, tax deferral of losses on straddles, tax treatment of passive foreign investment companies, CDS contracts and tax treatment of market discount and premium on debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions, CDS contracts, dividends and distributions, market discount and premium on certain debt instruments and paydowns of mortgage- and asset-backed securities. Results of operations and net assets were not affected by these reclassifications. For the six months ended March 31, 2013, the Funds recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

		Delaware	Delaware	Delaware
	Delaware	Foundation	Foundation	Foundation
	Foundation	Growth	Moderate	Conservative
	Equity Fund	Allocation Fund	Allocation Fund	Allocation Fund
Undistributed net investment income	$(357)	$35,226	$988,219	$215,445
Accumulated net realized gain (loss)	357	(35,226)	(677,601)	(215,445)
Paid-in capital	—	—	(310,618)	—

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining for Delaware Foundation Moderate Allocation Fund at Sept. 30, 2012 will expire as follows:

2016	$3,828,047
2017	368,871
2018	680,274
Total	$4,877,192

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

For the six months ended March 31, 2013, the Delaware Foundation Moderate Allocation Fund had capital gains of $5,439,258, which may reduce capital loss carryforwards.

6. Capital Shares

Transactions in capital shares were as follows:

	Delaware Foundation®		Delaware Foundation		Delaware Foundation		Delaware Foundation
	Equity Fund		Growth Allocation Fund		Moderate Allocation Fund		Conservative Allocation Fund
	Six Months	Year	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	3/31/13	9/30/12	3/31/13	9/30/12	3/31/13	9/30/12	3/31/13	9/30/12
Shares sold:
Class A	2,932	15,196	276,068	564,523	661,255	1,494,020	1,045,083	1,714,286
Class B	—	—	2,134	5,020	4,946	7,888	2,326	12,074
Class C	6,419	1,388	81,876	100,292	201,988	465,421	430,882	917,452
Class R	—	—	77,800	440,673	123,050	593,646	154,787	223,562
Institutional Class	1,605	6,469	567,757	892,657	1,796,251	2,880,383	717,649	2,285,869

Shares issued upon reinvestment
of dividends and distributions:
Class A	367	1,254	68,972	179,367	162,131	306,431	127,071	323,593
Class B	—	—	2,619	10,912	910	2,605	690	2,583
Class C	18	81	6,192	23,344	8,078	15,495	29,231	68,054
Class R	4	24	17,563	41,792	17,507	31,474	7,330	13,529
Institutional Class	1,555	5,683	67,414	153,610	108,234	198,257	78,557	176,593
	12,900	30,095	1,168,395	2,412,190	3,084,350	5,995,620	2,593,606	5,737,595

Shares redeemed:
Class A	(3,911)	(10,489)	(398,725)	(842,235)	(1,138,260)	(2,782,755)	(1,003,527)	(1,619,706)
Class B	—	—	(41,351)	(119,012)	(57,830)	(125,438)	(17,219)	(25,523)
Class C	(5,615)	(21)	(101,145)	(155,160)	(147,115)	(412,513)	(291,816)	(468,442)
Class R	—	—	(89,179)	(417,338)	(232,893)	(488,093)	(88,519)	(158,503)
Institutional Class	(1,788)	(15,541)	(324,477)	(818,694)	(1,085,852)	(1,928,020)	(680,503)	(1,524,533)
	(11,314)	(26,051)	(954,877)	(2,352,439)	(2,661,950)	(5,736,819)	(2,081,584)	(3,796,707)
Net increase	1,586	4,044	213,518	59,751	422,400	258,801	512,022	1,940,888

For the six months ended March 31, 2013 and the year ended Sept. 30, 2012, the following Class B shares were converted to Class A shares. The respective amounts are included in Class B redemptions and Class A subscriptions in the tables above and the statements of changes in net assets.

	Six Months Ended			Year Ended
	3/31/13			9/30/12
	Class B	Class A		Class B	Class A
	Shares	Shares	Value	Shares	Shares	Value
Delaware Foundation Growth Allocation Fund	29,655	29,076	$297,947	52,644	51,613	$512,419
Delaware Foundation Moderate Allocation Fund	26,552	26,500	306,037	52,429	52,322	581,013
Delaware Foundation Conservative Allocation Fund	5,728	5,771	58,723	11,918	12,002	119,775

7. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 13, 2012.

On Nov. 13, 2012, the Funds, along with the other Participants, entered into an amendment to the agreement for a $125,000,000 revolving line of credit. The agreement is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 12, 2013. The Funds had no amounts outstanding as of March 31, 2013, or at any time during the period then ended.

(continues)       121

Notes to financial statements

Delaware Foundation Funds®

8. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — Each Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. Each Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. Each Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Funds’ maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Funds’ exposure to the counterparty.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. During the six months ended March 31, 2013, Delaware Foundation® Growth Allocation Fund, Delaware Foundation Moderate Allocation Fund and Delaware Foundation Conservative Allocation Fund entered into futures contracts in the normal course of pursuing their respective investment objective and strategies. Each Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, each Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by each Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Options Contracts — During the six months ended March 31, 2013, Delaware Foundation Growth Allocation Fund, Delaware Foundation Moderate Allocation Fund and Delaware Foundation Conservative Allocation Fund entered into options contracts in the normal course of pursuing their respective investment objective and strategies. Each Fund may buy or write options contracts for any number of reasons, including without limitation: to manage each Funds’ exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Funds’ overall exposure to certain markets; to protect the value of portfolio securities; to increase yield during low interest rate environment; and as a cash management tool. Each Fund may buy or write call or put options on securities, futures, swaps, “swaptions”, financial indices, and foreign currencies. When each Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When each Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by each Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether each Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by each Fund. Each Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, each Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

During the six months ended March 31, 2013, the Funds did not enter into options written.

Swap Contracts — During the six months ended March 31, 2013, Delaware Foundation® Growth Allocation Fund, Delaware Foundation Moderate Allocation Fund and Delaware Foundation Conservative Allocation Fund entered into CDS contracts in the normal course of pursuing their respective investment objective and strategies. Each Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Funds in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended March 31, 2013, the Funds entered into CDS contracts as a purchaser of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses on swap contracts. Upon payment, such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. For the six months ended March 31, 2013, the Funds did not enter into any CDS contracts as a seller of protection.

The Funds received collateral for certain open swap contracts as follows:

	Delaware	Delaware	Delaware
	Foundation	Foundation	Foundation
	Growth	Moderate	Conservative
	Allocation Fund	Allocation Fund	Allocation Fund
Securities	—	$6,000	$40,000

CDS contracts may involve greater risks than if the Funds had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Funds’ maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event each Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the statement of net assets.

(continues)       123

Notes to financial statements

Delaware Foundation Funds®

8. Derivatives (continued)

Fair values of derivative instruments as of March 31, 2013 were as follows:

	Delaware Foundation® Growth Allocation Fund
	Asset Derivatives		Liabilities Derivatives
	Statement of		Statement of
	Net Assets Location	Fair Value	Net Assets Location	Fair Value
Forward currency exchange contracts (Foreign currency exchange contracts)	Liabilities net of receivables and other assets	$29,481	Liabilities net of receivables and other assets	$(38,645)

Interest rate contracts (Futures contracts)	Liabilities net of receivables and other assets	12,641	Liabilities net of receivables and other assets	(497)

Credit contracts (Swap contracts)	Liabilities net of receivables and other assets	1,304	Liabilities net of receivables and other assets	—

Total		$43,426		$(39,142)

	Delaware Foundation Moderate Allocation Fund
	Asset Derivatives		Liabilities Derivatives
	Statement of		Statement of
	Net Assets Location	Fair Value	Net Assets Location	Fair Value
Forward currency exchange contracts (Foreign currency exchange contracts)	Liabilities net of receivables and other assets	$149,602	Liabilities net of receivables and other assets	$(161,864)

Interest rate contracts (Futures contracts)	Liabilities net of receivables and other assets	106,008	Liabilities net of receivables and other assets	(4,977)

Credit contracts (Swap contracts)	Liabilities net of receivables and other assets	10,148	Liabilities net of receivables and other assets	—

Total		$265,758		$(166,841)

	Delaware Foundation Conservative Allocation Fund
	Asset Derivatives		Liabilities Derivatives
	Statement of		Statement of
	Net Assets Location	Fair Value	Net Assets Location	Fair Value
Forward currency exchange contracts (Foreign currency exchange contracts)	Liabilities net of receivables and other assets	$69,530	Liabilities net of receivables and other assets	$(68,397)

Interest rate contracts (Futures contracts)	Liabilities net of receivables and other assets	57,141	Liabilities net of receivables and other assets	—

Credit contracts (Swap contracts)	Liabilities net of receivables and other assets	5,675	Liabilities net of receivables and other assets	—

Total		$132,346		$(68,397)

The effect of derivative instruments on the statements of operations for the six months ended March 31, 2013 was as follows:

	Delaware Foundation® Growth Allocation Fund
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Forward currency exchange contracts (Foreign currency exchange contracts)	Net realized loss on foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(45,473)	$(10,283)
Interest rate contracts (Futures contracts)	Net realized loss on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(54,189)	(11,276)
Credit contracts (Swap contracts)	Net realized loss on swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(113,927)	34,824
Total		$(213,589)	$(13,265)

	Delaware Foundation Moderate Allocation Fund
			Change in Unrealized
		Realized Gain (Loss) on	Appreciation
	Location of Gain (Loss) on	Derivatives Recognized in	(Depreciation) on Derivatives
	Derivatives Recognized in Income	Income	Recognized in Income
Forward currency exchange contracts (Foreign currency exchange contracts)	Net realized loss on foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(191,192)	$(22,820)
Interest rate contracts (Futures contracts)	Net realized loss on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(440,341)	61,327
Credit contracts (Swap contracts)	Net realized loss on swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(810,875)	246,301
Total		$(1,442,408)	$284,808

	Delaware Foundation Conservative Allocation Fund
			Change in Unrealized
		Realized Gain (Loss) on	Appreciation
	Location of Gain (Loss) on	Derivatives Recognized in	(Depreciation) on Derivatives
	Derivatives Recognized in Income	Income	Recognized in Income
Forward currency exchange contracts (Foreign currency exchange contracts)	Net realized loss on foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(101,304)	$(5,787)
Interest rate contracts (Futures contracts)	Net realized loss on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(207,713)	22,634
Credit contracts (Swap contracts)	Net realized loss on swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(414,621)	126,030
Total		$(723,638)	$142,877

(continues)       125

Notes to financial statements

Delaware Foundation Funds®

8. Derivatives (continued)

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Funds during the six months ended March 31, 2013.

	Delaware Foundation® Equity Fund
	Long Derivative Volume		Short Derivative Volume
Foreign currency exchange contracts (average cost)	USD	1,146	USD	790

	Delaware Foundation Growth Allocation Fund
	Long Derivative Volume		Short Derivative Volume
Foreign currency exchange contracts (average cost)	USD	1,768,195	USD	2,017,050
Futures contracts (average notional value)		1,482,620		756,854
Options contracts (average notional value)		154	USD	—
Swap contracts (average notional value)*		190,269		—
	EUR	157,339	EUR	—

	Delaware Foundation Moderate Allocation Fund
	Long Derivative Volume		Short Derivative Volume
Foreign currency exchange contracts (average cost)	USD	10,160,843	USD	11,528,427
Futures contracts (average notional value)		8,270,638		7,975,594
Options contracts (average notional value)		1,152		—
Swap contracts (average notional value)*		1,344,563		—
	EUR	1,160,766	EUR	—

	Delaware Foundation Conservative Allocation Fund
	Long Derivative Volume		Short Derivative Volume
Foreign currency exchange contracts (average cost)	USD	5,373,981	USD	6,077,566
Futures contracts (average notional value)		4,633,255		4,742,932
Options contracts (average notional value)		623		—
Swap contracts (average notional value)*		710,887		—
	EUR	588,669	EUR	—

*Long represents buying protection and short represents selling protection.

9. Securities Lending

Each Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Funds can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds or, at the discretion of the lending agent, replace the loaned securities. The Funds continue to record dividends or interest, as applicable, on the securities loaned and are subject to changes in value of the securities loaned that may occur during the term of the loan. The Funds have the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Funds receive loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Funds, the security lending agent and the borrower. The Funds record security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Funds may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Funds may not receive an amount from the Collective Trust that is equal in amount to the collateral the Funds would be required to return to the borrower of the securities and the Funds would be required to make up for this shortfall.

During the six months ended March 31, 2013, Delaware Foundation® Growth Allocation Fund, Delaware Foundation Moderate Allocation Fund and Delaware Foundation Conservative Allocation Fund had no securities out on loan. At March 31, 2013, Delaware Foundation Equity Fund had no securities out on loan.

10. Credit and Market Risk

Some countries in which the Funds may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Funds may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Funds.

The Delaware Foundation Growth Allocation Fund, Delaware Foundation Moderate Allocation Fund and Delaware Foundation Conservative Allocation Fund may invest a portion of their assets in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s and Ba or lower by Moody’s Investors Services, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Funds may invest a significant portion of their assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Delaware Foundation Growth Allocation Fund, Delaware Foundation Moderate Allocation Fund and Delaware Foundation Conservative Allocation Fund invest in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligation and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on each Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, each Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Funds’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Funds’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the statements of net assets.

(continues)       127

Notes to financial statements

Delaware Foundation Funds®

11. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

12. Subsequent Events

On April 15, 2013, the Delaware Foundation® Equity Fund was liquidated.

Management has determined that no other material events or transactions occurred subsequent to March 31, 2013 that would require recognition or disclosure in the Funds’ financial statements.

About the organization

This semiannual report is for the information of Delaware Foundation Funds® shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments® Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Board of trustees	Affiliated officers	Contact information

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

Joseph W. Chow
Former Executive Vice President
State Street Corporation
Brookline, MA

John A. Fry
President
Drexel University
Philadelphia, PA

Anthony D. Knerr
Founder and Managing Director
Anthony Knerr & Associates
New York, NY

David F. Connor
Vice President, Deputy General Counsel,
and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

Daniel V. Geatens
Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

David P. O’Connor
Executive Vice President, General Counsel
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

Investment manager
Delaware Management Company, a series
of Delaware Management Business Trust
Philadelphia, PA

National distributor
Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend
disbursing, and transfer agent
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders
800 523-1918

For securities dealers and financial
institutions representatives only
800 362-7500

Website
delawareinvestments.com

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Frances A. Sevilla-Sacasa
Chief Executive Officer
Banco Itaú Europa International
Miami, FL

Thomas K. Whitford
Former Vice Chairman
PNC Financial Services Group
Pittsburgh, PA

Janet L. Yeomans
Former Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities and each Fund’s Schedule of Investments are available without charge on the Funds’ website at delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: DELAWARE GROUP® FOUNDATION FUNDS®

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	June 5, 2013

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	June 5, 2013

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	June 5, 2013